UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Class A

MGGAX

Mirova Global Green Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$91	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg Global Aggregate Bond Index	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$9,579	$10,000	$10,000
03/2017	$9,502	$10,015	$9,984
04/2017	$9,598	$10,128	$10,076
05/2017	$9,646	$10,285	$10,149
06/2017	$9,607	$10,276	$10,103
07/2017	$9,655	$10,449	$10,153
08/2017	$9,741	$10,552	$10,266
09/2017	$9,689	$10,457	$10,216
10/2017	$9,747	$10,418	$10,295
11/2017	$9,756	$10,533	$10,316
12/2017	$9,719	$10,570	$10,302
01/2018	$9,631	$10,696	$10,217
02/2018	$9,631	$10,601	$10,217
03/2018	$9,701	$10,714	$10,293
04/2018	$9,662	$10,542	$10,271
05/2018	$9,691	$10,462	$10,322
06/2018	$9,713	$10,416	$10,362
07/2018	$9,713	$10,398	$10,368
08/2018	$9,752	$10,409	$10,422
09/2018	$9,697	$10,319	$10,372
10/2018	$9,697	$10,204	$10,372
11/2018	$9,717	$10,236	$10,404
12/2018	$9,781	$10,443	$10,515
01/2019	$9,912	$10,602	$10,648
02/2019	$9,952	$10,541	$10,694
03/2019	$10,156	$10,673	$10,923
04/2019	$10,186	$10,641	$10,961
05/2019	$10,298	$10,785	$11,095
06/2019	$10,517	$11,025	$11,327
07/2019	$10,659	$10,994	$11,494
08/2019	$10,922	$11,217	$11,757
09/2019	$10,814	$11,103	$11,675
10/2019	$10,773	$11,177	$11,613
11/2019	$10,732	$11,093	$11,596
12/2019	$10,676	$11,157	$11,529
01/2020	$10,924	$11,300	$11,801
02/2020	$11,027	$11,376	$11,929
03/2020	$10,434	$11,121	$11,460
04/2020	$10,774	$11,339	$11,743
05/2020	$10,795	$11,389	$11,771
06/2020	$10,969	$11,490	$11,922
07/2020	$11,186	$11,857	$12,093
08/2020	$11,134	$11,838	$12,027
09/2020	$11,216	$11,796	$12,125
10/2020	$11,268	$11,807	$12,192
11/2020	$11,434	$12,022	$12,265
12/2020	$11,489	$12,183	$12,298
01/2021	$11,425	$12,076	$12,244
02/2021	$11,233	$11,868	$12,021
03/2021	$11,267	$11,640	$11,990
04/2021	$11,234	$11,787	$11,967
05/2021	$11,202	$11,898	$11,972
06/2021	$11,261	$11,793	$12,037
07/2021	$11,369	$11,950	$12,248
08/2021	$11,315	$11,900	$12,200
09/2021	$11,230	$11,688	$12,055
10/2021	$11,165	$11,660	$11,991
11/2021	$11,252	$11,626	$12,132
12/2021	$11,142	$11,610	$12,016
01/2022	$10,933	$11,372	$11,806
02/2022	$10,625	$11,237	$11,524
03/2022	$10,473	$10,895	$11,233
04/2022	$10,083	$10,298	$10,828
05/2022	$9,927	$10,326	$10,691
06/2022	$9,548	$9,994	$10,398
07/2022	$9,971	$10,207	$10,872
08/2022	$9,536	$9,804	$10,366
09/2022	$9,101	$9,300	$9,935
10/2022	$9,135	$9,236	$9,925
11/2022	$9,514	$9,671	$10,278
12/2022	$9,277	$9,723	$9,972
01/2023	$9,568	$10,043	$10,263
02/2023	$9,359	$9,709	$10,054
03/2023	$9,498	$10,016	$10,267
04/2023	$9,545	$10,060	$10,312
05/2023	$9,510	$9,863	$10,308
06/2023	$9,475	$9,863	$10,299
07/2023	$9,533	$9,931	$10,341
08/2023	$9,533	$9,795	$10,359
09/2023	$9,359	$9,509	$10,170
10/2023	$9,370	$9,395	$10,171
11/2023	$9,695	$9,869	$10,520
12/2023	$10,064	$10,279	$10,925
01/2024	$9,993	$10,137	$10,887
02/2024	$9,910	$10,010	$10,788
03/2024	$10,028	$10,065	$10,928
04/2024	$9,851	$9,811	$10,770
05/2024	$9,898	$9,940	$10,826
06/2024	$9,969	$9,954	$10,886
07/2024	$10,182	$10,229	$11,123
08/2024	$10,253	$10,471	$11,204
09/2024	$10,372	$10,649	$11,344
10/2024	$10,265	$10,292	$11,249
11/2024	$10,466	$10,327	$11,458
12/2024	$10,323	$10,105	$11,344

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class A at NAV	2.57%	(0.67%)	0.96%
Class A with 4.25% MSCFootnote Reference1	(1.82%)	(1.53%)	0.41%
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.13%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%
Footnote	Description
Footnote[1]	Maximum sales charge

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg Global Aggregate Bond Index - USD Hedged. The Fund will retain the Bloomberg MSCI Global Green Bond Index - USD Hedged as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	8.7
Not ratedFootnote Reference^	0.8
BB	3.2
BBB	50.6
A	12.0
AA	7.5
AAA	17.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

MGGAX

Mirova Global Green Bond Fund

Annual Shareholder Report

December 31, 2024

TMGG99A-1224

Class N

MGGNX

Mirova Global Green Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$61	0.60%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg Global Aggregate Bond Index	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$10,000	$10,000	$10,000
03/2017	$9,930	$10,015	$9,984
04/2017	$10,020	$10,128	$10,076
05/2017	$10,080	$10,285	$10,149
06/2017	$10,050	$10,276	$10,103
07/2017	$10,100	$10,449	$10,153
08/2017	$10,190	$10,552	$10,266
09/2017	$10,131	$10,457	$10,216
10/2017	$10,201	$10,418	$10,295
11/2017	$10,211	$10,533	$10,316
12/2017	$10,177	$10,570	$10,302
01/2018	$10,086	$10,696	$10,217
02/2018	$10,086	$10,601	$10,217
03/2018	$10,165	$10,714	$10,293
04/2018	$10,123	$10,542	$10,271
05/2018	$10,165	$10,462	$10,322
06/2018	$10,184	$10,416	$10,362
07/2018	$10,194	$10,398	$10,368
08/2018	$10,236	$10,409	$10,422
09/2018	$10,176	$10,319	$10,372
10/2018	$10,176	$10,204	$10,372
11/2018	$10,196	$10,236	$10,404
12/2018	$10,272	$10,443	$10,515
01/2019	$10,409	$10,602	$10,648
02/2019	$10,462	$10,541	$10,694
03/2019	$10,672	$10,673	$10,923
04/2019	$10,714	$10,641	$10,961
05/2019	$10,820	$10,785	$11,095
06/2019	$11,059	$11,025	$11,327
07/2019	$11,219	$10,994	$11,494
08/2019	$11,495	$11,217	$11,757
09/2019	$11,385	$11,103	$11,675
10/2019	$11,343	$11,177	$11,613
11/2019	$11,311	$11,093	$11,596
12/2019	$11,249	$11,157	$11,529
01/2020	$11,509	$11,300	$11,801
02/2020	$11,617	$11,376	$11,929
03/2020	$10,991	$11,121	$11,460
04/2020	$11,361	$11,339	$11,743
05/2020	$11,382	$11,389	$11,771
06/2020	$11,562	$11,490	$11,922
07/2020	$11,801	$11,857	$12,093
08/2020	$11,747	$11,838	$12,027
09/2020	$11,840	$11,796	$12,125
10/2020	$11,895	$11,807	$12,192
11/2020	$12,070	$12,022	$12,265
12/2020	$12,137	$12,183	$12,298
01/2021	$12,069	$12,076	$12,244
02/2021	$11,878	$11,868	$12,021
03/2021	$11,910	$11,640	$11,990
04/2021	$11,876	$11,787	$11,967
05/2021	$11,853	$11,898	$11,972
06/2021	$11,913	$11,793	$12,037
07/2021	$12,038	$11,950	$12,248
08/2021	$11,981	$11,900	$12,200
09/2021	$11,889	$11,688	$12,055
10/2021	$11,832	$11,660	$11,991
11/2021	$11,923	$11,626	$12,132
12/2021	$11,805	$11,610	$12,016
01/2022	$11,584	$11,372	$11,806
02/2022	$11,271	$11,237	$11,524
03/2022	$11,107	$10,895	$11,233
04/2022	$10,694	$10,298	$10,828
05/2022	$10,529	$10,326	$10,691
06/2022	$10,128	$9,994	$10,398
07/2022	$10,588	$10,207	$10,872
08/2022	$10,116	$9,804	$10,366
09/2022	$9,668	$9,300	$9,935
10/2022	$9,704	$9,236	$9,925
11/2022	$10,116	$9,671	$10,278
12/2022	$9,867	$9,723	$9,972
01/2023	$10,161	$10,043	$10,263
02/2023	$9,953	$9,709	$10,054
03/2023	$10,100	$10,016	$10,267
04/2023	$10,149	$10,060	$10,312
05/2023	$10,124	$9,863	$10,308
06/2023	$10,087	$9,863	$10,299
07/2023	$10,149	$9,931	$10,341
08/2023	$10,149	$9,795	$10,359
09/2023	$9,977	$9,509	$10,170
10/2023	$9,989	$9,395	$10,171
11/2023	$10,333	$9,869	$10,520
12/2023	$10,728	$10,279	$10,925
01/2024	$10,653	$10,137	$10,887
02/2024	$10,565	$10,010	$10,788
03/2024	$10,691	$10,065	$10,928
04/2024	$10,515	$9,811	$10,770
05/2024	$10,565	$9,940	$10,826
06/2024	$10,653	$9,954	$10,886
07/2024	$10,866	$10,229	$11,123
08/2024	$10,942	$10,471	$11,204
09/2024	$11,080	$10,649	$11,344
10/2024	$10,967	$10,292	$11,249
11/2024	$11,180	$10,327	$11,458
12/2024	$11,034	$10,105	$11,344

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	2.85%	(0.39%)	1.26%
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.13%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg Global Aggregate Bond Index - USD Hedged. The Fund will retain the Bloomberg MSCI Global Green Bond Index - USD Hedged as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	8.7
Not ratedFootnote Reference^	0.8
BB	3.2
BBB	50.6
A	12.0
AA	7.5
AAA	17.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

MGGNX

Mirova Global Green Bond Fund

Annual Shareholder Report

December 31, 2024

TMGG99N-1224

Class Y

MGGYX

Mirova Global Green Bond Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$66	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg Global Aggregate Bond Index	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$10,000	$10,000	$10,000
03/2017	$9,920	$10,015	$9,984
04/2017	$10,020	$10,128	$10,076
05/2017	$10,080	$10,285	$10,149
06/2017	$10,040	$10,276	$10,103
07/2017	$10,090	$10,449	$10,153
08/2017	$10,180	$10,552	$10,266
09/2017	$10,130	$10,457	$10,216
10/2017	$10,191	$10,418	$10,295
11/2017	$10,201	$10,533	$10,316
12/2017	$10,166	$10,570	$10,302
01/2018	$10,075	$10,696	$10,217
02/2018	$10,075	$10,601	$10,217
03/2018	$10,153	$10,714	$10,293
04/2018	$10,112	$10,542	$10,271
05/2018	$10,153	$10,462	$10,322
06/2018	$10,171	$10,416	$10,362
07/2018	$10,171	$10,398	$10,368
08/2018	$10,213	$10,409	$10,422
09/2018	$10,162	$10,319	$10,372
10/2018	$10,162	$10,204	$10,372
11/2018	$10,183	$10,236	$10,404
12/2018	$10,257	$10,443	$10,515
01/2019	$10,405	$10,602	$10,648
02/2019	$10,436	$10,541	$10,694
03/2019	$10,656	$10,673	$10,923
04/2019	$10,688	$10,641	$10,961
05/2019	$10,804	$10,785	$11,095
06/2019	$11,042	$11,025	$11,327
07/2019	$11,190	$10,994	$11,494
08/2019	$11,477	$11,217	$11,757
09/2019	$11,367	$11,103	$11,675
10/2019	$11,324	$11,177	$11,613
11/2019	$11,282	$11,093	$11,596
12/2019	$11,218	$11,157	$11,529
01/2020	$11,489	$11,300	$11,801
02/2020	$11,597	$11,376	$11,929
03/2020	$10,970	$11,121	$11,460
04/2020	$11,339	$11,339	$11,743
05/2020	$11,361	$11,389	$11,771
06/2020	$11,539	$11,490	$11,922
07/2020	$11,778	$11,857	$12,093
08/2020	$11,724	$11,838	$12,027
09/2020	$11,816	$11,796	$12,125
10/2020	$11,871	$11,807	$12,192
11/2020	$12,045	$12,022	$12,265
12/2020	$12,099	$12,183	$12,298
01/2021	$12,043	$12,076	$12,244
02/2021	$11,852	$11,868	$12,021
03/2021	$11,883	$11,640	$11,990
04/2021	$11,849	$11,787	$11,967
05/2021	$11,826	$11,898	$11,972
06/2021	$11,884	$11,793	$12,037
07/2021	$11,997	$11,950	$12,248
08/2021	$11,952	$11,900	$12,200
09/2021	$11,859	$11,688	$12,055
10/2021	$11,791	$11,660	$11,991
11/2021	$11,893	$11,626	$12,132
12/2021	$11,774	$11,610	$12,016
01/2022	$11,554	$11,372	$11,806
02/2022	$11,229	$11,237	$11,524
03/2022	$11,076	$10,895	$11,233
04/2022	$10,664	$10,298	$10,828
05/2022	$10,499	$10,326	$10,691
06/2022	$10,099	$9,994	$10,398
07/2022	$10,558	$10,207	$10,872
08/2022	$10,087	$9,804	$10,366
09/2022	$9,640	$9,300	$9,935
10/2022	$9,675	$9,236	$9,925
11/2022	$10,075	$9,671	$10,278
12/2022	$9,838	$9,723	$9,972
01/2023	$10,132	$10,043	$10,263
02/2023	$9,923	$9,709	$10,054
03/2023	$10,070	$10,016	$10,267
04/2023	$10,119	$10,060	$10,312
05/2023	$10,083	$9,863	$10,308
06/2023	$10,058	$9,863	$10,299
07/2023	$10,107	$9,931	$10,341
08/2023	$10,119	$9,795	$10,359
09/2023	$9,936	$9,509	$10,170
10/2023	$9,948	$9,395	$10,171
11/2023	$10,291	$9,869	$10,520
12/2023	$10,693	$10,279	$10,925
01/2024	$10,605	$10,137	$10,887
02/2024	$10,530	$10,010	$10,788
03/2024	$10,655	$10,065	$10,928
04/2024	$10,480	$9,811	$10,770
05/2024	$10,518	$9,940	$10,826
06/2024	$10,605	$9,954	$10,886
07/2024	$10,831	$10,229	$11,123
08/2024	$10,906	$10,471	$11,204
09/2024	$11,044	$10,649	$11,344
10/2024	$10,918	$10,292	$11,249
11/2024	$11,144	$10,327	$11,458
12/2024	$10,992	$10,105	$11,344

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/28/17
Class Y	2.80%	(0.41%)	1.21%
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.13%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Bloomberg Global Aggregate Bond Index - USD Hedged. The Fund will retain the Bloomberg MSCI Global Green Bond Index - USD Hedged as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	8.7
Not ratedFootnote Reference^	0.8
BB	3.2
BBB	50.6
A	12.0
AA	7.5
AAA	17.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

MGGYX

Mirova Global Green Bond Fund

Annual Shareholder Report

December 31, 2024

TMGG99Y-1224

Class A

ESGMX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$128	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI World Index (Net)
03/2016	$9,425	$10,000
04/2016	$9,369	$10,148
05/2016	$9,529	$10,160
06/2016	$9,331	$10,099
07/2016	$9,746	$10,534
08/2016	$9,764	$10,570
09/2016	$9,859	$10,634
10/2016	$9,463	$10,454
11/2016	$9,208	$10,533
12/2016	$9,345	$10,761
01/2017	$9,732	$11,055
02/2017	$9,967	$11,365
03/2017	$10,194	$11,504
04/2017	$10,609	$11,683
05/2017	$10,968	$11,941
06/2017	$10,987	$11,996
07/2017	$11,261	$12,331
08/2017	$11,336	$12,378
09/2017	$11,572	$12,617
10/2017	$11,912	$12,879
11/2017	$12,101	$13,129
12/2017	$12,189	$13,340
01/2018	$13,029	$14,093
02/2018	$12,476	$13,501
03/2018	$12,333	$13,212
04/2018	$12,322	$13,338
05/2018	$12,475	$13,355
06/2018	$12,418	$13,283
07/2018	$12,879	$13,683
08/2018	$12,975	$13,791
09/2018	$13,023	$13,851
10/2018	$11,880	$12,813
11/2018	$12,245	$13,000
12/2018	$11,392	$12,084
01/2019	$12,218	$13,039
02/2019	$12,834	$13,387
03/2019	$13,103	$13,556
04/2019	$13,667	$14,013
05/2019	$12,935	$13,182
06/2019	$13,838	$14,045
07/2019	$13,808	$14,087
08/2019	$13,757	$13,752
09/2019	$13,938	$14,042
10/2019	$14,159	$14,426
11/2019	$14,681	$14,778
12/2019	$15,109	$15,299
01/2020	$15,261	$15,130
02/2020	$14,400	$13,908
03/2020	$13,053	$12,030
04/2020	$14,573	$13,319
05/2020	$15,510	$13,898
06/2020	$16,008	$14,342
07/2020	$16,995	$15,101
08/2020	$17,891	$16,025
09/2020	$17,596	$15,508
10/2020	$17,128	$15,131
11/2020	$18,919	$16,996
12/2020	$19,954	$17,785
01/2021	$19,566	$17,705
02/2021	$19,842	$18,115
03/2021	$20,239	$18,598
04/2021	$20,983	$19,412
05/2021	$21,252	$19,714
06/2021	$21,810	$19,973
07/2021	$22,595	$20,111
08/2021	$23,545	$20,614
09/2021	$22,274	$19,763
10/2021	$23,741	$20,772
11/2021	$22,894	$20,271
12/2021	$23,509	$21,082
01/2022	$21,333	$20,047
02/2022	$20,657	$19,529
03/2022	$20,772	$19,952
04/2022	$19,088	$18,355
05/2022	$19,088	$18,377
06/2022	$17,624	$16,828
07/2022	$19,148	$18,003
08/2022	$17,707	$17,340
09/2022	$15,790	$15,680
10/2022	$16,838	$16,626
11/2022	$18,767	$17,916
12/2022	$18,206	$17,211
01/2023	$19,486	$18,444
02/2023	$18,983	$17,916
03/2023	$19,426	$18,468
04/2023	$19,785	$18,734
05/2023	$19,666	$18,533
06/2023	$20,827	$19,609
07/2023	$21,066	$20,327
08/2023	$20,527	$19,759
09/2023	$19,223	$18,942
10/2023	$18,780	$18,372
11/2023	$20,719	$20,068
12/2023	$21,541	$21,032
01/2024	$21,913	$21,155
02/2024	$23,150	$22,063
03/2024	$23,906	$22,756
04/2024	$23,000	$22,005
05/2024	$24,213	$22,899
06/2024	$24,489	$23,409
07/2024	$24,598	$23,786
08/2024	$25,667	$24,390
09/2024	$25,859	$24,957
10/2024	$24,766	$24,397
11/2024	$25,258	$25,309
12/2024	$24,304	$24,710

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	12.83%	9.97%	11.43%
Class A with 5.75% MSCFootnote Reference1	6.37%	8.68%	10.68%
MSCI World Index (Net)	17.49%	10.06%	10.85%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

ESGMX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report

December 31, 2024

TMG99A-1224

Class C

ESGCX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$207	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI World Index (Net)
03/2016	$10,000	$10,000
04/2016	$9,930	$10,148
05/2016	$10,100	$10,160
06/2016	$9,880	$10,099
07/2016	$10,320	$10,534
08/2016	$10,330	$10,570
09/2016	$10,420	$10,634
10/2016	$10,000	$10,454
11/2016	$9,720	$10,533
12/2016	$9,861	$10,761
01/2017	$10,262	$11,055
02/2017	$10,492	$11,365
03/2017	$10,732	$11,504
04/2017	$11,163	$11,683
05/2017	$11,533	$11,941
06/2017	$11,553	$11,996
07/2017	$11,833	$12,331
08/2017	$11,894	$12,378
09/2017	$12,134	$12,617
10/2017	$12,484	$12,879
11/2017	$12,684	$13,129
12/2017	$12,761	$13,340
01/2018	$13,630	$14,093
02/2018	$13,054	$13,501
03/2018	$12,892	$13,212
04/2018	$12,871	$13,338
05/2018	$13,023	$13,355
06/2018	$12,952	$13,283
07/2018	$13,430	$13,683
08/2018	$13,521	$13,791
09/2018	$13,562	$13,851
10/2018	$12,362	$12,813
11/2018	$12,728	$13,000
12/2018	$11,841	$12,084
01/2019	$12,695	$13,039
02/2019	$13,327	$13,387
03/2019	$13,590	$13,556
04/2019	$14,177	$14,013
05/2019	$13,401	$13,182
06/2019	$14,326	$14,045
07/2019	$14,294	$14,087
08/2019	$14,219	$13,752
09/2019	$14,400	$14,042
10/2019	$14,623	$14,426
11/2019	$15,155	$14,778
12/2019	$15,590	$15,299
01/2020	$15,729	$15,130
02/2020	$14,830	$13,908
03/2020	$13,438	$12,030
04/2020	$14,991	$13,319
05/2020	$15,938	$13,898
06/2020	$16,444	$14,342
07/2020	$17,456	$15,101
08/2020	$18,360	$16,025
09/2020	$18,048	$15,508
10/2020	$17,553	$15,131
11/2020	$19,382	$16,996
12/2020	$20,434	$17,785
01/2021	$20,024	$17,705
02/2021	$20,283	$18,115
03/2021	$20,682	$18,598
04/2021	$21,436	$19,412
05/2021	$21,687	$19,714
06/2021	$22,245	$19,973
07/2021	$23,032	$20,111
08/2021	$23,983	$20,614
09/2021	$22,671	$19,763
10/2021	$24,147	$20,772
11/2021	$23,272	$20,271
12/2021	$23,878	$21,082
01/2022	$21,663	$20,047
02/2022	$20,969	$19,529
03/2022	$21,066	$19,952
04/2022	$19,350	$18,355
05/2022	$19,337	$18,377
06/2022	$17,841	$16,828
07/2022	$19,362	$18,003
08/2022	$17,904	$17,340
09/2022	$15,964	$15,680
10/2022	$17,004	$16,626
11/2022	$18,944	$17,916
12/2022	$18,361	$17,211
01/2023	$19,641	$18,444
02/2023	$19,121	$17,916
03/2023	$19,553	$18,468
04/2023	$19,895	$18,734
05/2023	$19,768	$18,533
06/2023	$20,923	$19,609
07/2023	$21,152	$20,327
08/2023	$20,593	$19,759
09/2023	$19,274	$18,942
10/2023	$18,830	$18,372
11/2023	$20,745	$20,068
12/2023	$21,558	$21,032
01/2024	$21,926	$21,155
02/2024	$23,131	$22,063
03/2024	$23,880	$22,756
04/2024	$22,981	$22,005
05/2024	$24,193	$22,899
06/2024	$24,469	$23,409
07/2024	$24,577	$23,786
08/2024	$25,646	$24,390
09/2024	$25,838	$24,957
10/2024	$24,745	$24,397
11/2024	$25,237	$25,309
12/2024	$24,284	$24,710

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	11.99%	9.14%	10.67%
Class C with 1.00% CDSCFootnote Reference1	10.99%	9.14%	10.67%
MSCI World Index (Net)	17.49%	10.06%	10.85%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

ESGCX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report

December 31, 2024

TMG99C-1224

Class N

ESGNX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$95	0.89%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI World Index (Net)
05/2017	$10,319	$10,221
06/2017	$10,337	$10,267
07/2017	$10,593	$10,554
08/2017	$10,673	$10,595
09/2017	$10,895	$10,799
10/2017	$11,213	$11,024
11/2017	$11,399	$11,237
12/2017	$11,481	$11,418
01/2018	$12,278	$12,062
02/2018	$11,759	$11,556
03/2018	$11,624	$11,308
04/2018	$11,623	$11,416
05/2018	$11,767	$11,431
06/2018	$11,713	$11,369
07/2018	$12,155	$11,712
08/2018	$12,245	$11,804
09/2018	$12,299	$11,855
10/2018	$11,217	$10,967
11/2018	$11,560	$11,127
12/2018	$10,762	$10,343
01/2019	$11,549	$11,160
02/2019	$12,129	$11,458
03/2019	$12,392	$11,603
04/2019	$12,923	$11,994
05/2019	$12,233	$11,283
06/2019	$13,093	$12,022
07/2019	$13,064	$12,057
08/2019	$13,017	$11,771
09/2019	$13,197	$12,018
10/2019	$13,414	$12,347
11/2019	$13,905	$12,649
12/2019	$14,319	$13,094
01/2020	$14,452	$12,950
02/2020	$13,650	$11,904
03/2020	$12,380	$10,297
04/2020	$13,813	$11,400
05/2020	$14,706	$11,895
06/2020	$15,186	$12,276
07/2020	$16,137	$12,925
08/2020	$16,981	$13,716
09/2020	$16,703	$13,274
10/2020	$16,271	$12,951
11/2020	$17,970	$14,547
12/2020	$18,964	$15,223
01/2021	$18,598	$15,153
02/2021	$18,858	$15,504
03/2021	$19,243	$15,919
04/2021	$19,964	$16,615
05/2021	$20,218	$16,873
06/2021	$20,754	$17,096
07/2021	$21,514	$17,213
08/2021	$22,421	$17,644
09/2021	$21,212	$16,915
10/2021	$22,616	$17,779
11/2021	$21,816	$17,351
12/2021	$22,409	$18,045
01/2022	$20,343	$17,158
02/2022	$19,705	$16,715
03/2022	$19,813	$17,077
04/2022	$18,213	$15,710
05/2022	$18,213	$15,729
06/2022	$16,830	$14,403
07/2022	$18,280	$15,409
08/2022	$16,920	$14,841
09/2022	$15,087	$13,421
10/2022	$16,099	$14,231
11/2022	$17,943	$15,334
12/2022	$17,408	$14,731
01/2023	$18,632	$15,787
02/2023	$18,156	$15,334
03/2023	$18,587	$15,807
04/2023	$18,939	$16,034
05/2023	$18,825	$15,863
06/2023	$19,937	$16,784
07/2023	$20,175	$17,398
08/2023	$19,664	$16,912
09/2023	$18,417	$16,212
10/2023	$18,009	$15,725
11/2023	$19,857	$17,176
12/2023	$20,664	$18,001
01/2024	$21,018	$18,107
02/2024	$22,204	$18,884
03/2024	$22,946	$19,477
04/2024	$22,085	$18,834
05/2024	$23,249	$19,599
06/2024	$23,523	$20,036
07/2024	$23,637	$20,359
08/2024	$24,664	$20,876
09/2024	$24,858	$21,361
10/2024	$23,808	$20,881
11/2024	$24,299	$21,662
12/2024	$23,381	$21,150

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	13.15%	10.30%	11.71%
MSCI World Index (Net)	17.49%	10.06%	10.19%

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

ESGNX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report

December 31, 2024

TMG99N-1224

Class Y

ESGYX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$101	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI World Index (Net)
03/2016	$10,000	$10,000
04/2016	$9,940	$10,148
05/2016	$10,120	$10,160
06/2016	$9,910	$10,099
07/2016	$10,350	$10,534
08/2016	$10,370	$10,570
09/2016	$10,470	$10,634
10/2016	$10,060	$10,454
11/2016	$9,790	$10,533
12/2016	$9,930	$10,761
01/2017	$10,341	$11,055
02/2017	$10,591	$11,365
03/2017	$10,842	$11,504
04/2017	$11,283	$11,683
05/2017	$11,673	$11,941
06/2017	$11,693	$11,996
07/2017	$11,984	$12,331
08/2017	$12,064	$12,378
09/2017	$12,325	$12,617
10/2017	$12,685	$12,879
11/2017	$12,896	$13,129
12/2017	$12,983	$13,340
01/2018	$13,885	$14,093
02/2018	$13,297	$13,501
03/2018	$13,145	$13,212
04/2018	$13,144	$13,338
05/2018	$13,307	$13,355
06/2018	$13,246	$13,283
07/2018	$13,745	$13,683
08/2018	$13,847	$13,791
09/2018	$13,909	$13,851
10/2018	$12,675	$12,813
11/2018	$13,072	$13,000
12/2018	$12,163	$12,084
01/2019	$13,052	$13,039
02/2019	$13,708	$13,387
03/2019	$14,005	$13,556
04/2019	$14,616	$14,013
05/2019	$13,836	$13,182
06/2019	$14,797	$14,045
07/2019	$14,776	$14,087
08/2019	$14,712	$13,752
09/2019	$14,915	$14,042
10/2019	$15,160	$14,426
11/2019	$15,715	$14,778
12/2019	$16,176	$15,299
01/2020	$16,338	$15,130
02/2020	$15,421	$13,908
03/2020	$13,985	$12,030
04/2020	$15,616	$13,319
05/2020	$16,614	$13,898
06/2020	$17,156	$14,342
07/2020	$18,230	$15,101
08/2020	$19,184	$16,025
09/2020	$18,870	$15,508
10/2020	$18,371	$15,131
11/2020	$20,301	$16,996
12/2020	$21,420	$17,785
01/2021	$21,007	$17,705
02/2021	$21,300	$18,115
03/2021	$21,735	$18,598
04/2021	$22,539	$19,412
05/2021	$22,825	$19,714
06/2021	$23,430	$19,973
07/2021	$24,289	$20,111
08/2021	$25,313	$20,614
09/2021	$23,948	$19,763
10/2021	$25,534	$20,772
11/2021	$24,631	$20,271
12/2021	$25,288	$21,082
01/2022	$22,968	$20,047
02/2022	$22,235	$19,529
03/2022	$22,369	$19,952
04/2022	$20,562	$18,355
05/2022	$20,562	$18,377
06/2022	$18,989	$16,828
07/2022	$20,626	$18,003
08/2022	$19,090	$17,340
09/2022	$17,021	$15,680
10/2022	$18,163	$16,626
11/2022	$20,245	$17,916
12/2022	$19,641	$17,211
01/2023	$21,022	$18,444
02/2023	$20,485	$17,916
03/2023	$20,971	$18,468
04/2023	$21,355	$18,734
05/2023	$21,227	$18,533
06/2023	$22,494	$19,609
07/2023	$22,750	$20,327
08/2023	$22,187	$19,759
09/2023	$20,766	$18,942
10/2023	$20,306	$18,372
11/2023	$22,391	$20,068
12/2023	$23,300	$21,032
01/2024	$23,699	$21,155
02/2024	$25,037	$22,063
03/2024	$25,873	$22,756
04/2024	$24,890	$22,005
05/2024	$26,215	$22,899
06/2024	$26,511	$23,409
07/2024	$26,640	$23,786
08/2024	$27,798	$24,390
09/2024	$28,017	$24,957
10/2024	$26,833	$24,397
11/2024	$27,373	$25,309
12/2024	$26,344	$24,710

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	13.06%	10.25%	11.70%
MSCI World Index (Net)	17.49%	10.06%	10.85%

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

ESGYX

Mirova Global Sustainable Equity Fund

Annual Shareholder Report

December 31, 2024

TMG99Y-1224

Class A

MRVAX

Mirova International Sustainable Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$121	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

•Lack of exposure to the Energy sector, underweight to Consumer Staples and overweight to IT contributed to relative performance.

•Stock selection in IT (Taiwan Semi, SAP and Shopify), Materials (Smurfit Westrock and not owning mining companies) and Utilities (Iberdrola) contributed.

•Taiwan Semi, SAP and KBC Group were the largest contributors to performance.

Top Detractors from Performance

•An underweight position in Financials and overweight in Materials detracted from relative performance.

•Stock picks in Industrials (Vestas Wind Systems, Kubota and Kingspan) and Financials (AIA Group) detracted from relative performance.

•Vestas Wind Systems, L’Oreal and Dassault Systemes were the largest detractors from performance.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI EAFE Index (Net)
12/2018	$9,434	$10,193
01/2019	$9,906	$10,863
02/2019	$10,264	$11,140
03/2019	$10,386	$11,210
04/2019	$10,795	$11,525
05/2019	$10,257	$10,971
06/2019	$10,833	$11,622
07/2019	$10,569	$11,475
08/2019	$10,333	$11,178
09/2019	$10,663	$11,498
10/2019	$11,154	$11,911
11/2019	$11,465	$12,045
12/2019	$11,909	$12,437
01/2020	$11,671	$12,177
02/2020	$10,966	$11,076
03/2020	$9,595	$9,598
04/2020	$10,372	$10,218
05/2020	$11,097	$10,663
06/2020	$11,517	$11,026
07/2020	$12,232	$11,283
08/2020	$12,891	$11,863
09/2020	$12,710	$11,555
10/2020	$12,118	$11,093
11/2020	$13,692	$12,813
12/2020	$14,669	$13,409
01/2021	$14,280	$13,266
02/2021	$14,364	$13,563
03/2021	$14,648	$13,875
04/2021	$15,199	$14,293
05/2021	$15,550	$14,759
06/2021	$15,348	$14,593
07/2021	$15,816	$14,703
08/2021	$16,411	$14,962
09/2021	$15,486	$14,528
10/2021	$15,986	$14,885
11/2021	$15,125	$14,192
12/2021	$15,581	$14,919
01/2022	$14,148	$14,198
02/2022	$13,649	$13,947
03/2022	$13,442	$14,037
04/2022	$12,519	$13,129
05/2022	$12,498	$13,227
06/2022	$11,292	$12,000
07/2022	$12,085	$12,598
08/2022	$11,086	$11,999
09/2022	$9,892	$10,877
10/2022	$10,424	$11,462
11/2022	$11,890	$12,753
12/2022	$11,776	$12,763
01/2023	$12,901	$13,796
02/2023	$12,440	$13,509
03/2023	$12,935	$13,843
04/2023	$13,260	$14,234
05/2023	$12,910	$13,632
06/2023	$13,192	$14,252
07/2023	$13,429	$14,713
08/2023	$12,606	$14,150
09/2023	$11,750	$13,666
10/2023	$11,401	$13,112
11/2023	$12,708	$14,329
12/2023	$13,468	$15,091
01/2024	$13,400	$15,177
02/2024	$13,832	$15,455
03/2024	$14,241	$15,964
04/2024	$13,722	$15,555
05/2024	$14,336	$16,157
06/2024	$14,109	$15,896
07/2024	$14,518	$16,363
08/2024	$14,973	$16,895
09/2024	$15,212	$17,051
10/2024	$14,257	$16,124
11/2024	$14,098	$16,032
12/2024	$13,721	$15,668

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/28/18
Class A at NAV	1.88%	2.87%	6.45%
Class A with 5.75% MSCFootnote Reference1	(3.96%)	1.67%	5.41%
MSCI EAFE Index (Net)	3.82%	4.73%	7.47%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$16,353,903
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.7%
Financial Services	3.0%
Diversified REITs	3.1%
Electronic Equipment, Instruments & Components	3.3%
IT Services	3.5%
Electric Utilities	4.3%
Personal Care Products	4.5%
Insurance	5.6%
Health Care Equipment & Supplies	5.6%
Building Products	5.8%
Pharmaceuticals	6.7%
Banks	7.2%
Chemicals	8.6%
Semiconductors & Semiconductor Equipment	8.9%
Software	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

SAP SE	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.0%
KBC Group NV	5.0%
Iberdrola SA	4.3%
ASML Holding NV	3.9%
Air Liquide SA	3.6%
Novo Nordisk AS, Class B	3.5%
Shopify, Inc., Class A	3.5%
Legal & General Group PLC	3.4%
Halma PLC	3.3%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.5%
Ireland	3.1%
United States	3.5%
Spain	4.3%
Switzerland	4.5%
Belgium	5.0%
Taiwan	5.0%
Canada	5.3%
Denmark	5.3%
Netherlands	6.9%
Japan	10.6%
Germany	12.4%
France	13.0%
United Kingdom	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

MRVAX

Mirova International Sustainable Equity Fund

Annual Shareholder Report

December 31, 2024

TMIS99A-1224

Class N

MRVNX

Mirova International Sustainable Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$91	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

•Lack of exposure to the Energy sector, underweight to Consumer Staples and overweight to IT contributed to relative performance.

•Stock selection in IT (Taiwan Semi, SAP and Shopify), Materials (Smurfit Westrock and not owning mining companies) and Utilities (Iberdrola) contributed.

•Taiwan Semi, SAP and KBC Group were the largest contributors to performance.

Top Detractors from Performance

•An underweight position in Financials and overweight in Materials detracted from relative performance.

•Stock picks in Industrials (Vestas Wind Systems, Kubota and Kingspan) and Financials (AIA Group) detracted from relative performance.

•Vestas Wind Systems, L’Oreal and Dassault Systemes were the largest detractors from performance.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI EAFE Index (Net)
12/2018	$10,010	$10,193
01/2019	$10,510	$10,863
02/2019	$10,900	$11,140
03/2019	$11,030	$11,210
04/2019	$11,464	$11,525
05/2019	$10,893	$10,971
06/2019	$11,514	$11,622
07/2019	$11,234	$11,475
08/2019	$10,983	$11,178
09/2019	$11,344	$11,498
10/2019	$11,864	$11,911
11/2019	$12,205	$12,045
12/2019	$12,669	$12,437
01/2020	$12,426	$12,177
02/2020	$11,677	$11,076
03/2020	$10,229	$9,598
04/2020	$11,055	$10,218
05/2020	$11,826	$10,663
06/2020	$12,283	$11,026
07/2020	$13,044	$11,283
08/2020	$13,755	$11,863
09/2020	$13,562	$11,555
10/2020	$12,933	$11,093
11/2020	$14,618	$12,813
12/2020	$15,660	$13,409
01/2021	$15,246	$13,266
02/2021	$15,346	$13,563
03/2021	$15,649	$13,875
04/2021	$16,235	$14,293
05/2021	$16,620	$14,759
06/2021	$16,405	$14,593
07/2021	$16,914	$14,703
08/2021	$17,559	$14,962
09/2021	$16,563	$14,528
10/2021	$17,106	$14,885
11/2021	$16,190	$14,192
12/2021	$16,674	$14,919
01/2022	$15,145	$14,198
02/2022	$14,613	$13,947
03/2022	$14,393	$14,037
04/2022	$13,420	$13,129
05/2022	$13,397	$13,227
06/2022	$12,100	$12,000
07/2022	$12,957	$12,598
08/2022	$11,892	$11,999
09/2022	$10,618	$10,877
10/2022	$11,174	$11,462
11/2022	$12,760	$12,753
12/2022	$12,644	$12,763
01/2023	$13,846	$13,796
02/2023	$13,353	$13,509
03/2023	$13,894	$13,843
04/2023	$14,241	$14,234
05/2023	$13,880	$13,632
06/2023	$14,181	$14,252
07/2023	$14,446	$14,713
08/2023	$13,567	$14,150
09/2023	$12,640	$13,666
10/2023	$12,267	$13,112
11/2023	$13,675	$14,329
12/2023	$14,497	$15,091
01/2024	$14,436	$15,177
02/2024	$14,899	$15,455
03/2024	$15,350	$15,964
04/2024	$14,782	$15,555
05/2024	$15,464	$16,157
06/2024	$15,220	$15,896
07/2024	$15,671	$16,363
08/2024	$16,147	$16,895
09/2024	$16,427	$17,051
10/2024	$15,391	$16,124
11/2024	$15,220	$16,032
12/2024	$14,821	$15,668

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/28/18
Class N	2.23%	3.19%	6.77%
MSCI EAFE Index (Net)	3.82%	4.73%	7.47%

Key Fund Statistics

Total Net Assets	$16,353,903
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.7%
Financial Services	3.0%
Diversified REITs	3.1%
Electronic Equipment, Instruments & Components	3.3%
IT Services	3.5%
Electric Utilities	4.3%
Personal Care Products	4.5%
Insurance	5.6%
Health Care Equipment & Supplies	5.6%
Building Products	5.8%
Pharmaceuticals	6.7%
Banks	7.2%
Chemicals	8.6%
Semiconductors & Semiconductor Equipment	8.9%
Software	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

SAP SE	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.0%
KBC Group NV	5.0%
Iberdrola SA	4.3%
ASML Holding NV	3.9%
Air Liquide SA	3.6%
Novo Nordisk AS, Class B	3.5%
Shopify, Inc., Class A	3.5%
Legal & General Group PLC	3.4%
Halma PLC	3.3%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.5%
Ireland	3.1%
United States	3.5%
Spain	4.3%
Switzerland	4.5%
Belgium	5.0%
Taiwan	5.0%
Canada	5.3%
Denmark	5.3%
Netherlands	6.9%
Japan	10.6%
Germany	12.4%
France	13.0%
United Kingdom	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

MRVNX

Mirova International Sustainable Equity Fund

Annual Shareholder Report

December 31, 2024

TMIS99N-1224

Class Y

MRVYX

Mirova International Sustainable Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$96	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

•Lack of exposure to the Energy sector, underweight to Consumer Staples and overweight to IT contributed to relative performance.

•Stock selection in IT (Taiwan Semi, SAP and Shopify), Materials (Smurfit Westrock and not owning mining companies) and Utilities (Iberdrola) contributed.

•Taiwan Semi, SAP and KBC Group were the largest contributors to performance.

Top Detractors from Performance

•An underweight position in Financials and overweight in Materials detracted from relative performance.

•Stock picks in Industrials (Vestas Wind Systems, Kubota and Kingspan) and Financials (AIA Group) detracted from relative performance.

•Vestas Wind Systems, L’Oreal and Dassault Systemes were the largest detractors from performance.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI EAFE Index (Net)
12/2018	$10,010	$10,193
01/2019	$10,510	$10,863
02/2019	$10,900	$11,140
03/2019	$11,020	$11,210
04/2019	$11,464	$11,525
05/2019	$10,893	$10,971
06/2019	$11,514	$11,622
07/2019	$11,224	$11,475
08/2019	$10,983	$11,178
09/2019	$11,334	$11,498
10/2019	$11,854	$11,911
11/2019	$12,195	$12,045
12/2019	$12,658	$12,437
01/2020	$12,415	$12,177
02/2020	$11,666	$11,076
03/2020	$10,218	$9,598
04/2020	$11,044	$10,218
05/2020	$11,815	$10,663
06/2020	$12,272	$11,026
07/2020	$13,033	$11,283
08/2020	$13,734	$11,863
09/2020	$13,551	$11,555
10/2020	$12,922	$11,093
11/2020	$14,597	$12,813
12/2020	$15,646	$13,409
01/2021	$15,231	$13,266
02/2021	$15,332	$13,563
03/2021	$15,634	$13,875
04/2021	$16,221	$14,293
05/2021	$16,606	$14,759
06/2021	$16,391	$14,593
07/2021	$16,900	$14,703
08/2021	$17,533	$14,962
09/2021	$16,549	$14,528
10/2021	$17,081	$14,885
11/2021	$16,164	$14,192
12/2021	$16,646	$14,919
01/2022	$15,118	$14,198
02/2022	$14,597	$13,947
03/2022	$14,365	$14,037
04/2022	$13,393	$13,129
05/2022	$13,370	$13,227
06/2022	$12,085	$12,000
07/2022	$12,930	$12,598
08/2022	$11,865	$11,999
09/2022	$10,592	$10,877
10/2022	$11,159	$11,462
11/2022	$12,733	$12,753
12/2022	$12,620	$12,763
01/2023	$13,821	$13,796
02/2023	$13,329	$13,509
03/2023	$13,869	$13,843
04/2023	$14,216	$14,234
05/2023	$13,843	$13,632
06/2023	$14,156	$14,252
07/2023	$14,408	$14,713
08/2023	$13,530	$14,150
09/2023	$12,604	$13,666
10/2023	$12,231	$13,112
11/2023	$13,638	$14,329
12/2023	$14,468	$15,091
01/2024	$14,395	$15,177
02/2024	$14,857	$15,455
03/2024	$15,307	$15,964
04/2024	$14,740	$15,555
05/2024	$15,421	$16,157
06/2024	$15,178	$15,896
07/2024	$15,616	$16,363
08/2024	$16,103	$16,895
09/2024	$16,371	$17,051
10/2024	$15,336	$16,124
11/2024	$15,178	$16,032
12/2024	$14,770	$15,668

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/28/18
Class Y	2.09%	3.13%	6.71%
MSCI EAFE Index (Net)	3.82%	4.73%	7.47%

Key Fund Statistics

Total Net Assets	$16,353,903
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.7%
Financial Services	3.0%
Diversified REITs	3.1%
Electronic Equipment, Instruments & Components	3.3%
IT Services	3.5%
Electric Utilities	4.3%
Personal Care Products	4.5%
Insurance	5.6%
Health Care Equipment & Supplies	5.6%
Building Products	5.8%
Pharmaceuticals	6.7%
Banks	7.2%
Chemicals	8.6%
Semiconductors & Semiconductor Equipment	8.9%
Software	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

SAP SE	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.0%
KBC Group NV	5.0%
Iberdrola SA	4.3%
ASML Holding NV	3.9%
Air Liquide SA	3.6%
Novo Nordisk AS, Class B	3.5%
Shopify, Inc., Class A	3.5%
Legal & General Group PLC	3.4%
Halma PLC	3.3%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.5%
Ireland	3.1%
United States	3.5%
Spain	4.3%
Switzerland	4.5%
Belgium	5.0%
Taiwan	5.0%
Canada	5.3%
Denmark	5.3%
Netherlands	6.9%
Japan	10.6%
Germany	12.4%
France	13.0%
United Kingdom	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

MRVYX

Mirova International Sustainable Equity Fund

Annual Shareholder Report

December 31, 2024

TMIS99Y-1224

Class A

NOIAX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$112	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	MSCI World ex USA Index (Net)
12/2014	$9,424	$10,000
01/2015	$9,379	$9,985
02/2015	$10,068	$10,519
03/2015	$10,015	$10,349
04/2015	$10,179	$10,872
05/2015	$10,156	$10,702
06/2015	$9,905	$10,403
07/2015	$10,019	$10,375
08/2015	$9,135	$9,582
09/2015	$8,587	$9,137
10/2015	$9,417	$9,818
11/2015	$9,242	$9,615
12/2015	$8,920	$9,434
01/2016	$8,166	$8,792
02/2016	$8,003	$8,692
03/2016	$8,703	$9,398
04/2016	$8,825	$9,646
05/2016	$8,591	$9,483
06/2016	$8,013	$9,338
07/2016	$8,646	$9,800
08/2016	$8,997	$9,862
09/2016	$9,114	$9,983
10/2016	$9,286	$9,840
11/2016	$9,372	$9,612
12/2016	$9,651	$9,858
01/2017	$10,104	$10,207
02/2017	$10,159	$10,370
03/2017	$10,604	$10,633
04/2017	$11,073	$10,860
05/2017	$11,223	$11,213
06/2017	$11,263	$11,248
07/2017	$11,803	$11,662
08/2017	$11,764	$11,723
09/2017	$12,288	$11,941
10/2017	$12,399	$12,165
11/2017	$12,328	$12,264
12/2017	$12,504	$12,538
01/2018	$13,395	$13,237
02/2018	$12,616	$12,613
03/2018	$12,207	$12,390
04/2018	$12,456	$12,588
05/2018	$11,886	$12,297
06/2018	$11,525	$12,066
07/2018	$11,854	$12,355
08/2018	$11,268	$12,096
09/2018	$11,380	$12,151
10/2018	$10,233	$11,163
11/2018	$10,096	$11,269
12/2018	$9,484	$10,758
01/2019	$10,349	$11,571
02/2019	$10,593	$11,797
03/2019	$10,349	$11,868
04/2019	$11,114	$12,181
05/2019	$9,904	$11,527
06/2019	$10,694	$12,222
07/2019	$10,433	$12,074
08/2019	$10,114	$11,701
09/2019	$10,601	$12,002
10/2019	$11,198	$12,421
11/2019	$11,374	$12,530
12/2019	$11,794	$13,073
01/2020	$11,041	$12,722
02/2020	$10,063	$11,716
03/2020	$7,225	$10,020
04/2020	$8,047	$10,779
05/2020	$8,436	$11,132
06/2020	$9,033	$11,635
07/2020	$9,137	$12,153
08/2020	$9,864	$12,674
09/2020	$9,302	$12,362
10/2020	$9,059	$12,096
11/2020	$11,430	$13,724
12/2020	$12,272	$14,465
01/2021	$12,012	$14,497
02/2021	$13,079	$14,784
03/2021	$13,365	$14,971
04/2021	$13,695	$15,411
05/2021	$14,337	$15,893
06/2021	$13,947	$15,790
07/2021	$13,651	$15,530
08/2021	$13,591	$15,825
09/2021	$13,235	$15,319
10/2021	$13,695	$15,684
11/2021	$12,679	$14,978
12/2021	$13,344	$15,597
01/2022	$13,511	$15,022
02/2022	$12,533	$14,725
03/2022	$12,190	$14,748
04/2022	$11,450	$13,822
05/2022	$12,014	$13,922
06/2022	$10,772	$12,724
07/2022	$11,106	$13,160
08/2022	$10,270	$12,736
09/2022	$9,133	$11,464
10/2022	$9,803	$11,806
11/2022	$11,450	$13,200
12/2022	$11,221	$13,101
01/2023	$12,780	$14,164
02/2023	$12,556	$13,666
03/2023	$12,843	$14,001
04/2023	$13,076	$14,244
05/2023	$12,449	$13,726
06/2023	$13,211	$14,342
07/2023	$13,749	$14,925
08/2023	$12,933	$14,251
09/2023	$12,225	$13,801
10/2023	$11,374	$13,231
11/2023	$12,557	$14,422
12/2023	$13,346	$15,147
01/2024	$12,809	$14,996
02/2024	$12,982	$15,376
03/2024	$13,346	$15,857
04/2024	$12,951	$15,572
05/2024	$13,452	$16,024
06/2024	$12,759	$16,009
07/2024	$13,188	$16,379
08/2024	$13,462	$16,846
09/2024	$13,900	$17,300
10/2024	$13,069	$16,451
11/2024	$12,841	$16,302
12/2024	$12,662	$15,985

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	(5.13%)	1.43%	3.00%
Class A with 5.75% MSCFootnote Reference1	(10.57%)	0.24%	2.39%
MSCI World ex USA Index (Net)	5.49%	4.09%	4.79%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NOIAX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2024

TOI99A-1224

Class C

NOICX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$184	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	MSCI World ex USA Index (Net)
12/2014	$10,000	$10,000
01/2015	$9,943	$9,985
02/2015	$10,661	$10,519
03/2015	$10,596	$10,349
04/2015	$10,764	$10,872
05/2015	$10,740	$10,702
06/2015	$10,469	$10,403
07/2015	$10,575	$10,375
08/2015	$9,639	$9,582
09/2015	$9,056	$9,137
10/2015	$9,919	$9,818
11/2015	$9,738	$9,615
12/2015	$9,392	$9,434
01/2016	$8,585	$8,792
02/2016	$8,410	$8,692
03/2016	$9,142	$9,398
04/2016	$9,265	$9,646
05/2016	$9,014	$9,483
06/2016	$8,396	$9,338
07/2016	$9,056	$9,800
08/2016	$9,424	$9,862
09/2016	$9,541	$9,983
10/2016	$9,708	$9,840
11/2016	$9,791	$9,612
12/2016	$10,083	$9,858
01/2017	$10,547	$10,207
02/2017	$10,597	$10,370
03/2017	$11,061	$10,633
04/2017	$11,541	$10,860
05/2017	$11,685	$11,213
06/2017	$11,727	$11,248
07/2017	$12,283	$11,662
08/2017	$12,224	$11,723
09/2017	$12,764	$11,941
10/2017	$12,873	$12,165
11/2017	$12,789	$12,264
12/2017	$12,962	$12,538
01/2018	$13,885	$13,237
02/2018	$13,063	$12,613
03/2018	$12,631	$12,390
04/2018	$12,886	$12,588
05/2018	$12,284	$12,297
06/2018	$11,911	$12,066
07/2018	$12,233	$12,355
08/2018	$11,623	$12,096
09/2018	$11,733	$12,151
10/2018	$10,547	$11,163
11/2018	$10,395	$11,269
12/2018	$9,755	$10,758
01/2019	$10,642	$11,571
02/2019	$10,888	$11,797
03/2019	$10,633	$11,868
04/2019	$11,406	$12,181
05/2019	$10,159	$11,527
06/2019	$10,967	$12,222
07/2019	$10,686	$12,074
08/2019	$10,361	$11,701
09/2019	$10,844	$12,002
10/2019	$11,450	$12,421
11/2019	$11,625	$12,530
12/2019	$12,042	$13,073
01/2020	$11,270	$12,722
02/2020	$10,264	$11,716
03/2020	$7,364	$10,020
04/2020	$8,199	$10,779
05/2020	$8,594	$11,132
06/2020	$9,187	$11,635
07/2020	$9,294	$12,153
08/2020	$10,022	$12,674
09/2020	$9,447	$12,362
10/2020	$9,196	$12,096
11/2020	$11,593	$13,724
12/2020	$12,437	$14,465
01/2021	$12,177	$14,497
02/2021	$13,245	$14,784
03/2021	$13,524	$14,971
04/2021	$13,847	$15,411
05/2021	$14,494	$15,893
06/2021	$14,081	$15,790
07/2021	$13,776	$15,530
08/2021	$13,713	$15,825
09/2021	$13,335	$15,319
10/2021	$13,803	$15,684
11/2021	$12,760	$14,978
12/2021	$13,422	$15,597
01/2022	$13,594	$15,022
02/2022	$12,600	$14,725
03/2022	$12,239	$14,748
04/2022	$11,489	$13,822
05/2022	$12,049	$13,922
06/2022	$10,794	$12,724
07/2022	$11,128	$13,160
08/2022	$10,288	$12,736
09/2022	$9,141	$11,464
10/2022	$9,809	$11,806
11/2022	$11,435	$13,200
12/2022	$11,208	$13,101
01/2023	$12,769	$14,164
02/2023	$12,545	$13,666
03/2023	$12,832	$14,001
04/2023	$13,065	$14,244
05/2023	$12,439	$13,726
06/2023	$13,200	$14,342
07/2023	$13,737	$14,925
08/2023	$12,922	$14,251
09/2023	$12,215	$13,801
10/2023	$11,364	$13,231
11/2023	$12,546	$14,422
12/2023	$13,335	$15,147
01/2024	$12,798	$14,996
02/2024	$12,971	$15,376
03/2024	$13,335	$15,857
04/2024	$12,940	$15,572
05/2024	$13,441	$16,024
06/2024	$12,748	$16,009
07/2024	$13,177	$16,379
08/2024	$13,450	$16,846
09/2024	$13,888	$17,300
10/2024	$13,058	$16,451
11/2024	$12,830	$16,302
12/2024	$12,651	$15,985

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	(5.88%)	0.67%	2.38%
Class C with 1.00% CDSCFootnote Reference1	(6.81%)	0.67%	2.38%
MSCI World ex USA Index (Net)	5.49%	4.09%	4.79%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NOICX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2024

TOI99C-1224

Class N

NIONX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$83	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	MSCI World ex USA Index (Net)
05/2017	$10,114	$10,324
06/2017	$10,150	$10,357
07/2017	$10,644	$10,738
08/2017	$10,608	$10,794
09/2017	$11,087	$10,995
10/2017	$11,187	$11,202
11/2017	$11,130	$11,293
12/2017	$11,296	$11,545
01/2018	$12,101	$12,188
02/2018	$11,405	$11,613
03/2018	$11,035	$11,409
04/2018	$11,267	$11,591
05/2018	$10,753	$11,323
06/2018	$10,434	$11,110
07/2018	$10,724	$11,376
08/2018	$10,202	$11,138
09/2018	$10,303	$11,189
10/2018	$9,273	$10,279
11/2018	$9,143	$10,376
12/2018	$8,592	$9,906
01/2019	$9,378	$10,655
02/2019	$9,607	$10,863
03/2019	$9,386	$10,928
04/2019	$10,081	$11,216
05/2019	$8,989	$10,614
06/2019	$9,707	$11,253
07/2019	$9,470	$11,117
08/2019	$9,187	$10,774
09/2019	$9,623	$11,051
10/2019	$10,173	$11,437
11/2019	$10,341	$11,538
12/2019	$10,718	$12,037
01/2020	$10,038	$11,714
02/2020	$9,153	$10,788
03/2020	$6,568	$9,226
04/2020	$7,327	$9,925
05/2020	$7,683	$10,250
06/2020	$8,228	$10,713
07/2020	$8,323	$11,191
08/2020	$8,987	$11,670
09/2020	$8,473	$11,383
10/2020	$8,260	$11,138
11/2020	$10,417	$12,636
12/2020	$11,194	$13,319
01/2021	$10,964	$13,348
02/2021	$11,941	$13,613
03/2021	$12,195	$13,785
04/2021	$12,505	$14,190
05/2021	$13,093	$14,634
06/2021	$12,736	$14,540
07/2021	$12,473	$14,300
08/2021	$12,426	$14,572
09/2021	$12,100	$14,105
10/2021	$12,529	$14,442
11/2021	$11,599	$13,792
12/2021	$12,203	$14,362
01/2022	$12,373	$13,832
02/2022	$11,475	$13,558
03/2022	$11,159	$13,580
04/2022	$10,487	$12,727
05/2022	$11,005	$12,819
06/2022	$9,872	$11,716
07/2022	$10,180	$12,117
08/2022	$9,419	$11,727
09/2022	$8,375	$10,555
10/2022	$8,998	$10,871
11/2022	$10,504	$12,154
12/2022	$10,293	$12,063
01/2023	$11,731	$13,042
02/2023	$11,532	$12,584
03/2023	$11,788	$12,891
04/2023	$12,004	$13,115
05/2023	$11,434	$12,639
06/2023	$12,144	$13,206
07/2023	$12,631	$13,743
08/2023	$11,896	$13,122
09/2023	$11,235	$12,707
10/2023	$10,459	$12,183
11/2023	$11,549	$13,280
12/2023	$12,280	$13,947
01/2024	$11,791	$13,808
02/2024	$11,959	$14,158
03/2024	$12,288	$14,601
04/2024	$11,930	$14,338
05/2024	$12,394	$14,755
06/2024	$11,753	$14,741
07/2024	$12,158	$15,082
08/2024	$12,420	$15,511
09/2024	$12,825	$15,929
10/2024	$12,057	$15,148
11/2024	$11,846	$15,010
12/2024	$11,688	$14,719

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	(4.82%)	1.75%	2.05%
MSCI World ex USA Index (Net)	5.49%	4.09%	5.12%

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NIONX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2024

TOI99N-1224

Class Y

NOIYX

Natixis Oakmark International Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$88	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	MSCI World ex USA Index (Net)
12/2014	$10,000	$10,000
01/2015	$9,952	$9,985
02/2015	$10,683	$10,519
03/2015	$10,627	$10,349
04/2015	$10,801	$10,872
05/2015	$10,777	$10,702
06/2015	$10,510	$10,403
07/2015	$10,631	$10,375
08/2015	$9,693	$9,582
09/2015	$9,111	$9,137
10/2015	$9,992	$9,818
11/2015	$9,807	$9,615
12/2015	$9,465	$9,434
01/2016	$8,665	$8,792
02/2016	$8,492	$8,692
03/2016	$9,234	$9,398
04/2016	$9,364	$9,646
05/2016	$9,116	$9,483
06/2016	$8,503	$9,338
07/2016	$9,174	$9,800
08/2016	$9,547	$9,862
09/2016	$9,671	$9,983
10/2016	$9,853	$9,840
11/2016	$9,944	$9,612
12/2016	$10,240	$9,858
01/2017	$10,721	$10,207
02/2017	$10,780	$10,370
03/2017	$11,252	$10,633
04/2017	$11,749	$10,860
05/2017	$11,909	$11,213
06/2017	$11,960	$11,248
07/2017	$12,541	$11,662
08/2017	$12,491	$11,723
09/2017	$13,055	$11,941
10/2017	$13,173	$12,165
11/2017	$13,098	$12,264
12/2017	$13,290	$12,538
01/2018	$14,246	$13,237
02/2018	$13,418	$12,613
03/2018	$12,982	$12,390
04/2018	$13,255	$12,588
05/2018	$12,649	$12,297
06/2018	$12,273	$12,066
07/2018	$12,615	$12,355
08/2018	$12,000	$12,096
09/2018	$12,120	$12,151
10/2018	$10,907	$11,163
11/2018	$10,753	$11,269
12/2018	$10,110	$10,758
01/2019	$11,026	$11,571
02/2019	$11,296	$11,797
03/2019	$11,035	$11,868
04/2019	$11,853	$12,181
05/2019	$10,568	$11,527
06/2019	$11,413	$12,222
07/2019	$11,134	$12,074
08/2019	$10,801	$11,701
09/2019	$11,314	$12,002
10/2019	$11,961	$12,421
11/2019	$12,149	$12,530
12/2019	$12,600	$13,073
01/2020	$11,801	$12,722
02/2020	$10,751	$11,716
03/2020	$7,722	$10,020
04/2020	$8,605	$10,779
05/2020	$9,023	$11,132
06/2020	$9,655	$11,635
07/2020	$9,775	$12,153
08/2020	$10,556	$12,674
09/2020	$9,952	$12,362
10/2020	$9,701	$12,096
11/2020	$12,238	$13,724
12/2020	$13,144	$14,465
01/2021	$12,873	$14,497
02/2021	$14,012	$14,784
03/2021	$14,320	$14,971
04/2021	$14,685	$15,411
05/2021	$15,376	$15,893
06/2021	$14,956	$15,790
07/2021	$14,638	$15,530
08/2021	$14,582	$15,825
09/2021	$14,199	$15,319
10/2021	$14,704	$15,684
11/2021	$13,611	$14,978
12/2021	$14,323	$15,597
01/2022	$14,513	$15,022
02/2022	$13,468	$14,725
03/2022	$13,097	$14,748
04/2022	$12,299	$13,822
05/2022	$12,916	$13,922
06/2022	$11,576	$12,724
07/2022	$11,937	$13,160
08/2022	$11,044	$12,736
09/2022	$9,827	$11,464
10/2022	$10,550	$11,806
11/2022	$12,318	$13,200
12/2022	$12,073	$13,101
01/2023	$13,760	$14,164
02/2023	$13,527	$13,666
03/2023	$13,828	$14,001
04/2023	$14,081	$14,244
05/2023	$13,412	$13,726
06/2023	$14,236	$14,342
07/2023	$14,818	$14,925
08/2023	$13,945	$14,251
09/2023	$13,179	$13,801
10/2023	$12,267	$13,231
11/2023	$13,547	$14,422
12/2023	$14,398	$15,147
01/2024	$13,824	$14,996
02/2024	$14,022	$15,376
03/2024	$14,408	$15,857
04/2024	$13,988	$15,572
05/2024	$14,533	$16,024
06/2024	$13,780	$16,009
07/2024	$14,255	$16,379
08/2024	$14,552	$16,846
09/2024	$15,027	$17,300
10/2024	$14,137	$16,451
11/2024	$13,889	$16,302
12/2024	$13,693	$15,985

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	(4.89%)	1.68%	3.19%Footnote Reference*
MSCI World ex USA Index (Net)	5.49%	4.09%	4.79%
Footnote	Description
Footnote*	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Material Fund Changes

There were no material fund changes during the period.

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NOIYX

Natixis Oakmark International Fund

Annual Shareholder Report

December 31, 2024

TOI99Y-1224

Class A

NEFSX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$120	1.07%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	S&P 500® Index	Russell 1000® Index
12/2014	$9,426	$10,000	$10,000
01/2015	$9,154	$9,700	$9,725
02/2015	$9,828	$10,257	$10,287
03/2015	$9,646	$10,095	$10,159
04/2015	$9,828	$10,192	$10,231
05/2015	$9,883	$10,323	$10,365
06/2015	$9,699	$10,123	$10,171
07/2015	$10,068	$10,335	$10,367
08/2015	$9,445	$9,712	$9,743
09/2015	$9,170	$9,471	$9,476
10/2015	$10,085	$10,270	$10,243
11/2015	$10,204	$10,301	$10,277
12/2015	$9,978	$10,138	$10,092
01/2016	$9,327	$9,635	$9,549
02/2016	$9,193	$9,622	$9,545
03/2016	$9,891	$10,275	$10,210
04/2016	$10,034	$10,315	$10,266
05/2016	$10,297	$10,500	$10,446
06/2016	$10,107	$10,527	$10,469
07/2016	$10,713	$10,915	$10,868
08/2016	$10,873	$10,931	$10,882
09/2016	$11,019	$10,933	$10,891
10/2016	$10,815	$10,733	$10,679
11/2016	$11,085	$11,131	$11,100
12/2016	$11,161	$11,351	$11,308
01/2017	$11,338	$11,566	$11,536
02/2017	$11,718	$12,025	$11,982
03/2017	$11,832	$12,039	$11,990
04/2017	$12,057	$12,163	$12,116
05/2017	$12,457	$12,334	$12,271
06/2017	$12,627	$12,411	$12,357
07/2017	$12,953	$12,666	$12,601
08/2017	$13,019	$12,705	$12,641
09/2017	$13,334	$12,967	$12,910
10/2017	$13,682	$13,270	$13,206
11/2017	$13,948	$13,677	$13,609
12/2017	$14,095	$13,829	$13,761
01/2018	$15,237	$14,621	$14,516
02/2018	$14,648	$14,082	$13,983
03/2018	$14,190	$13,724	$13,666
04/2018	$14,186	$13,777	$13,712
05/2018	$14,638	$14,108	$14,062
06/2018	$14,662	$14,195	$14,153
07/2018	$15,048	$14,724	$14,642
08/2018	$15,520	$15,203	$15,146
09/2018	$15,454	$15,290	$15,204
10/2018	$14,131	$14,245	$14,128
11/2018	$14,564	$14,535	$14,415
12/2018	$13,182	$13,223	$13,102
01/2019	$14,590	$14,282	$14,200
02/2019	$15,002	$14,741	$14,681
03/2019	$15,113	$15,027	$14,937
04/2019	$16,023	$15,636	$15,540
05/2019	$14,754	$14,642	$14,550
06/2019	$15,861	$15,674	$15,571
07/2019	$15,957	$15,899	$15,813
08/2019	$15,323	$15,648	$15,523
09/2019	$15,476	$15,940	$15,792
10/2019	$15,926	$16,286	$16,127
11/2019	$16,736	$16,877	$16,737
12/2019	$17,272	$17,386	$17,220
01/2020	$17,088	$17,379	$17,238
02/2020	$16,038	$15,949	$15,830
03/2020	$13,859	$13,979	$13,738
04/2020	$15,678	$15,771	$15,553
05/2020	$16,568	$16,522	$16,374
06/2020	$16,982	$16,850	$16,736
07/2020	$17,765	$17,801	$17,716
08/2020	$19,141	$19,080	$19,016
09/2020	$18,280	$18,355	$18,321
10/2020	$18,056	$17,867	$17,879
11/2020	$20,220	$19,823	$19,985
12/2020	$21,087	$20,585	$20,830
01/2021	$20,623	$20,377	$20,658
02/2021	$21,973	$20,939	$21,257
03/2021	$22,924	$21,856	$22,061
04/2021	$24,186	$23,022	$23,249
05/2021	$24,679	$23,183	$23,359
06/2021	$25,010	$23,724	$23,944
07/2021	$25,245	$24,288	$24,442
08/2021	$26,097	$25,026	$25,149
09/2021	$24,971	$23,863	$23,994
10/2021	$26,181	$25,534	$25,659
11/2021	$25,256	$25,357	$25,315
12/2021	$25,967	$26,494	$26,340
01/2022	$25,057	$25,123	$24,855
02/2022	$24,353	$24,371	$24,173
03/2022	$24,630	$25,276	$24,989
04/2022	$21,777	$23,071	$22,761
05/2022	$22,009	$23,114	$22,727
06/2022	$19,534	$21,206	$20,823
07/2022	$21,420	$23,161	$22,763
08/2022	$20,919	$22,217	$21,889
09/2022	$18,901	$20,170	$19,863
10/2022	$20,518	$21,804	$21,456
11/2022	$21,909	$23,022	$22,617
12/2022	$20,476	$21,696	$21,302
01/2023	$23,059	$23,059	$22,730
02/2023	$22,417	$22,496	$22,189
03/2023	$23,045	$23,322	$22,891
04/2023	$23,358	$23,686	$23,175
05/2023	$23,924	$23,789	$23,283
06/2023	$25,409	$25,361	$24,855
07/2023	$26,837	$26,176	$25,710
08/2023	$26,286	$25,759	$25,260
09/2023	$24,836	$24,531	$24,073
10/2023	$23,959	$24,015	$23,491
11/2023	$26,469	$26,208	$25,685
12/2023	$28,053	$27,399	$26,953
01/2024	$28,328	$27,859	$27,329
02/2024	$29,970	$29,347	$28,805
03/2024	$31,108	$30,291	$29,728
04/2024	$29,425	$29,054	$28,463
05/2024	$30,159	$30,494	$29,804
06/2024	$31,144	$31,589	$30,790
07/2024	$31,908	$31,973	$31,238
08/2024	$32,290	$32,749	$31,979
09/2024	$32,825	$33,448	$32,663
10/2024	$33,230	$33,145	$32,434
11/2024	$36,171	$35,090	$34,522
12/2024	$35,131	$34,254	$33,560

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	25.23%	15.26%	14.06%
Class A with 5.75% MSCFootnote Reference1	18.03%	13.90%	13.39%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Index	24.51%	14.28%	12.87%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFSX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2024

TSMC99A-1224

Class C

NECCX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	1.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	S&P 500® Index	Russell 1000® Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,704	$9,700	$9,725
02/2015	$10,415	$10,257	$10,287
03/2015	$10,212	$10,095	$10,159
04/2015	$10,400	$10,192	$10,231
05/2015	$10,450	$10,323	$10,365
06/2015	$10,249	$10,123	$10,171
07/2015	$10,636	$10,335	$10,367
08/2015	$9,968	$9,712	$9,743
09/2015	$9,672	$9,471	$9,476
10/2015	$10,631	$10,270	$10,243
11/2015	$10,751	$10,301	$10,277
12/2015	$10,506	$10,138	$10,092
01/2016	$9,813	$9,635	$9,549
02/2016	$9,670	$9,622	$9,545
03/2016	$10,395	$10,275	$10,210
04/2016	$10,540	$10,315	$10,266
05/2016	$10,808	$10,500	$10,446
06/2016	$10,599	$10,527	$10,469
07/2016	$11,232	$10,915	$10,868
08/2016	$11,392	$10,931	$10,882
09/2016	$11,537	$10,933	$10,891
10/2016	$11,317	$10,733	$10,679
11/2016	$11,591	$11,131	$11,100
12/2016	$11,664	$11,351	$11,308
01/2017	$11,842	$11,566	$11,536
02/2017	$12,232	$12,025	$11,982
03/2017	$12,340	$12,039	$11,990
04/2017	$12,568	$12,163	$12,116
05/2017	$12,976	$12,334	$12,271
06/2017	$13,145	$12,411	$12,357
07/2017	$13,477	$12,666	$12,601
08/2017	$13,537	$12,705	$12,641
09/2017	$13,858	$12,967	$12,910
10/2017	$14,211	$13,270	$13,206
11/2017	$14,478	$13,677	$13,609
12/2017	$14,620	$13,829	$13,761
01/2018	$15,797	$14,621	$14,516
02/2018	$15,172	$14,082	$13,983
03/2018	$14,689	$13,724	$13,666
04/2018	$14,682	$13,777	$13,712
05/2018	$15,139	$14,108	$14,062
06/2018	$15,151	$14,195	$14,153
07/2018	$15,543	$14,724	$14,642
08/2018	$16,018	$15,203	$15,146
09/2018	$15,936	$15,290	$15,204
10/2018	$14,565	$14,245	$14,128
11/2018	$15,004	$14,535	$14,415
12/2018	$13,571	$13,223	$13,102
01/2019	$15,014	$14,282	$14,200
02/2019	$15,426	$14,741	$14,681
03/2019	$15,532	$15,027	$14,937
04/2019	$16,454	$15,636	$15,540
05/2019	$15,143	$14,642	$14,550
06/2019	$16,267	$15,674	$15,571
07/2019	$16,357	$15,899	$15,813
08/2019	$15,698	$15,648	$15,523
09/2019	$15,844	$15,940	$15,792
10/2019	$16,295	$16,286	$16,127
11/2019	$17,113	$16,877	$16,737
12/2019	$17,651	$17,386	$17,220
01/2020	$17,449	$17,379	$17,238
02/2020	$16,373	$15,949	$15,830
03/2020	$14,137	$13,979	$13,738
04/2020	$15,982	$15,771	$15,553
05/2020	$16,871	$16,522	$16,374
06/2020	$17,287	$16,850	$16,736
07/2020	$18,079	$17,801	$17,716
08/2020	$19,466	$19,080	$19,016
09/2020	$18,576	$18,355	$18,321
10/2020	$18,332	$17,867	$17,879
11/2020	$20,518	$19,823	$19,985
12/2020	$21,384	$20,585	$20,830
01/2021	$20,905	$20,377	$20,658
02/2021	$22,263	$20,939	$21,257
03/2021	$23,211	$21,856	$22,061
04/2021	$24,467	$23,022	$23,249
05/2021	$24,957	$23,183	$23,359
06/2021	$25,270	$23,724	$23,944
07/2021	$25,489	$24,288	$24,442
08/2021	$26,335	$25,026	$25,149
09/2021	$25,187	$23,863	$23,994
10/2021	$26,387	$25,534	$25,659
11/2021	$25,437	$25,357	$25,315
12/2021	$26,145	$26,494	$26,340
01/2022	$25,211	$25,123	$24,855
02/2022	$24,492	$24,371	$24,173
03/2022	$24,743	$25,276	$24,989
04/2022	$21,870	$23,071	$22,761
05/2022	$22,091	$23,114	$22,727
06/2022	$19,599	$21,206	$20,823
07/2022	$21,468	$23,161	$22,763
08/2022	$20,948	$22,217	$21,889
09/2022	$18,924	$20,170	$19,863
10/2022	$20,520	$21,804	$21,456
11/2022	$21,896	$23,022	$22,617
12/2022	$20,453	$21,696	$21,302
01/2023	$23,045	$23,059	$22,730
02/2023	$22,404	$22,496	$22,189
03/2023	$23,031	$23,322	$22,891
04/2023	$23,344	$23,686	$23,175
05/2023	$23,910	$23,789	$23,283
06/2023	$25,394	$25,361	$24,855
07/2023	$26,821	$26,176	$25,710
08/2023	$26,270	$25,759	$25,260
09/2023	$24,821	$24,531	$24,073
10/2023	$23,945	$24,015	$23,491
11/2023	$26,454	$26,208	$25,685
12/2023	$28,037	$27,399	$26,953
01/2024	$28,311	$27,859	$27,329
02/2024	$29,952	$29,347	$28,805
03/2024	$31,090	$30,291	$29,728
04/2024	$29,408	$29,054	$28,463
05/2024	$30,141	$30,494	$29,804
06/2024	$31,126	$31,589	$30,790
07/2024	$31,889	$31,973	$31,238
08/2024	$32,271	$32,749	$31,979
09/2024	$32,805	$33,448	$32,663
10/2024	$33,210	$33,145	$32,434
11/2024	$36,149	$35,090	$34,522
12/2024	$35,111	$34,254	$33,560

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	24.32%	14.39%	13.38%
Class C with 1.00% CDSCFootnote Reference1	23.32%	14.39%	13.38%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Index	24.51%	14.28%	12.87%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NECCX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2024

TSMC99C-1224

Class N

NESNX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$86	0.76%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	S&P 500® Index	Russell 1000® Index
05/2017	$10,298	$10,141	$10,128
06/2017	$10,439	$10,204	$10,198
07/2017	$10,712	$10,414	$10,400
08/2017	$10,774	$10,446	$10,433
09/2017	$11,037	$10,661	$10,655
10/2017	$11,329	$10,910	$10,899
11/2017	$11,552	$11,245	$11,232
12/2017	$11,678	$11,370	$11,357
01/2018	$12,629	$12,021	$11,980
02/2018	$12,144	$11,578	$11,541
03/2018	$11,766	$11,283	$11,279
04/2018	$11,771	$11,327	$11,317
05/2018	$12,150	$11,599	$11,606
06/2018	$12,173	$11,671	$11,681
07/2018	$12,496	$12,105	$12,084
08/2018	$12,890	$12,500	$12,500
09/2018	$12,840	$12,571	$12,548
10/2018	$11,746	$11,711	$11,660
11/2018	$12,109	$11,950	$11,897
12/2018	$10,965	$10,871	$10,814
01/2019	$12,137	$11,742	$11,720
02/2019	$12,484	$12,119	$12,117
03/2019	$12,581	$12,355	$12,328
04/2019	$13,340	$12,855	$12,825
05/2019	$12,290	$12,038	$12,008
06/2019	$13,216	$12,887	$12,851
07/2019	$13,297	$13,072	$13,051
08/2019	$12,772	$12,865	$12,812
09/2019	$12,905	$13,105	$13,034
10/2019	$13,281	$13,389	$13,310
11/2019	$13,963	$13,875	$13,813
12/2019	$14,412	$14,294	$14,212
01/2020	$14,263	$14,288	$14,227
02/2020	$13,391	$13,112	$13,065
03/2020	$11,573	$11,493	$11,338
04/2020	$13,099	$12,966	$12,836
05/2020	$13,844	$13,584	$13,514
06/2020	$14,196	$13,854	$13,813
07/2020	$14,856	$14,635	$14,621
08/2020	$16,009	$15,687	$15,695
09/2020	$15,292	$15,091	$15,121
10/2020	$15,106	$14,689	$14,756
11/2020	$16,923	$16,297	$16,494
12/2020	$17,652	$16,924	$17,191
01/2021	$17,268	$16,753	$17,050
02/2021	$18,404	$17,215	$17,544
03/2021	$19,209	$17,969	$18,208
04/2021	$20,266	$18,928	$19,188
05/2021	$20,688	$19,060	$19,279
06/2021	$20,970	$19,505	$19,762
07/2021	$21,175	$19,969	$20,173
08/2021	$21,893	$20,576	$20,756
09/2021	$20,954	$19,619	$19,803
10/2021	$21,973	$20,993	$21,177
11/2021	$21,201	$20,848	$20,893
12/2021	$21,805	$21,782	$21,739
01/2022	$21,048	$20,655	$20,514
02/2022	$20,460	$20,036	$19,951
03/2022	$20,698	$20,780	$20,624
04/2022	$18,306	$18,968	$18,785
05/2022	$18,506	$19,003	$18,757
06/2022	$16,432	$17,435	$17,186
07/2022	$18,020	$19,042	$18,787
08/2022	$17,600	$18,266	$18,065
09/2022	$15,909	$16,583	$16,394
10/2022	$17,276	$17,926	$17,709
11/2022	$18,448	$18,928	$18,667
12/2022	$17,251	$17,837	$17,581
01/2023	$19,433	$18,958	$18,760
02/2023	$18,893	$18,495	$18,313
03/2023	$19,428	$19,174	$18,893
04/2023	$19,695	$19,474	$19,127
05/2023	$20,181	$19,558	$19,216
06/2023	$21,436	$20,851	$20,514
07/2023	$22,654	$21,521	$21,219
08/2023	$22,191	$21,178	$20,848
09/2023	$20,973	$20,168	$19,868
10/2023	$20,236	$19,744	$19,388
11/2023	$22,361	$21,547	$21,199
12/2023	$23,710	$22,526	$22,245
01/2024	$23,944	$22,905	$22,556
02/2024	$25,336	$24,128	$23,774
03/2024	$26,310	$24,904	$24,536
04/2024	$24,887	$23,887	$23,492
05/2024	$25,515	$25,071	$24,598
06/2024	$26,362	$25,971	$25,412
07/2024	$27,014	$26,287	$25,782
08/2024	$27,345	$26,925	$26,393
09/2024	$27,798	$27,500	$26,957
10/2024	$28,149	$27,250	$26,769
11/2024	$30,651	$28,850	$28,492
12/2024	$29,779	$28,162	$27,698

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	25.60%	15.62%	15.29%
S&P 500® Index	25.02%	14.53%	14.37%
Russell 1000® Index	24.51%	14.28%	14.12%

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NESNX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2024

TSMC99N-1224

Class Y

NESYX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$92	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	S&P 500® Index	Russell 1000® Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,711	$9,700	$9,725
02/2015	$10,430	$10,257	$10,287
03/2015	$10,237	$10,095	$10,159
04/2015	$10,433	$10,192	$10,231
05/2015	$10,494	$10,323	$10,365
06/2015	$10,300	$10,123	$10,171
07/2015	$10,695	$10,335	$10,367
08/2015	$10,034	$9,712	$9,743
09/2015	$9,746	$9,471	$9,476
10/2015	$10,718	$10,270	$10,243
11/2015	$10,848	$10,301	$10,277
12/2015	$10,611	$10,138	$10,092
01/2016	$9,922	$9,635	$9,549
02/2016	$9,781	$9,622	$9,545
03/2016	$10,527	$10,275	$10,210
04/2016	$10,679	$10,315	$10,266
05/2016	$10,963	$10,500	$10,446
06/2016	$10,760	$10,527	$10,469
07/2016	$11,410	$10,915	$10,868
08/2016	$11,580	$10,931	$10,882
09/2016	$11,739	$10,933	$10,891
10/2016	$11,525	$10,733	$10,679
11/2016	$11,813	$11,131	$11,100
12/2016	$11,897	$11,351	$11,308
01/2017	$12,092	$11,566	$11,536
02/2017	$12,496	$12,025	$11,982
03/2017	$12,623	$12,039	$11,990
04/2017	$12,862	$12,163	$12,116
05/2017	$13,291	$12,334	$12,271
06/2017	$13,477	$12,411	$12,357
07/2017	$13,827	$12,666	$12,601
08/2017	$13,902	$12,705	$12,641
09/2017	$14,242	$12,967	$12,910
10/2017	$14,616	$13,270	$13,206
11/2017	$14,901	$13,677	$13,609
12/2017	$15,063	$13,829	$13,761
01/2018	$16,290	$14,621	$14,516
02/2018	$15,660	$14,082	$13,983
03/2018	$15,172	$13,724	$13,666
04/2018	$15,175	$13,777	$13,712
05/2018	$15,662	$14,108	$14,062
06/2018	$15,687	$14,195	$14,153
07/2018	$16,108	$14,724	$14,642
08/2018	$16,612	$15,203	$15,146
09/2018	$16,544	$15,290	$15,204
10/2018	$15,132	$14,245	$14,128
11/2018	$15,600	$14,535	$14,415
12/2018	$14,122	$13,223	$13,102
01/2019	$15,635	$14,282	$14,200
02/2019	$16,078	$14,741	$14,681
03/2019	$16,202	$15,027	$14,937
04/2019	$17,177	$15,636	$15,540
05/2019	$15,824	$14,642	$14,550
06/2019	$17,014	$15,674	$15,571
07/2019	$17,121	$15,899	$15,813
08/2019	$16,445	$15,648	$15,523
09/2019	$16,612	$15,940	$15,792
10/2019	$17,097	$16,286	$16,127
11/2019	$17,973	$16,877	$16,737
12/2019	$18,551	$17,386	$17,220
01/2020	$18,356	$17,379	$17,238
02/2020	$17,235	$15,949	$15,830
03/2020	$14,893	$13,979	$13,738
04/2020	$16,852	$15,771	$15,553
05/2020	$17,811	$16,522	$16,374
06/2020	$18,260	$16,850	$16,736
07/2020	$19,110	$17,801	$17,716
08/2020	$20,593	$19,080	$19,016
09/2020	$19,673	$18,355	$18,321
10/2020	$19,433	$17,867	$17,879
11/2020	$21,765	$19,823	$19,985
12/2020	$22,699	$20,585	$20,830
01/2021	$22,205	$20,377	$20,658
02/2021	$23,669	$20,939	$21,257
03/2021	$24,701	$21,856	$22,061
04/2021	$26,059	$23,022	$23,249
05/2021	$26,598	$23,183	$23,359
06/2021	$26,961	$23,724	$23,944
07/2021	$27,220	$24,288	$24,442
08/2021	$28,146	$25,026	$25,149
09/2021	$26,936	$23,863	$23,994
10/2021	$28,249	$25,534	$25,659
11/2021	$27,255	$25,357	$25,315
12/2021	$28,028	$26,494	$26,340
01/2022	$27,052	$25,123	$24,855
02/2022	$26,299	$24,371	$24,173
03/2022	$26,600	$25,276	$24,989
04/2022	$23,523	$23,071	$22,761
05/2022	$23,780	$23,114	$22,727
06/2022	$21,112	$21,206	$20,823
07/2022	$23,148	$23,161	$22,763
08/2022	$22,612	$22,217	$21,889
09/2022	$20,437	$20,170	$19,863
10/2022	$22,195	$21,804	$21,456
11/2022	$23,700	$23,022	$22,617
12/2022	$22,156	$21,696	$21,302
01/2023	$24,961	$23,059	$22,730
02/2023	$24,265	$22,496	$22,189
03/2023	$24,955	$23,322	$22,891
04/2023	$25,293	$23,686	$23,175
05/2023	$25,912	$23,789	$23,283
06/2023	$27,523	$25,361	$24,855
07/2023	$29,087	$26,176	$25,710
08/2023	$28,491	$25,759	$25,260
09/2023	$26,927	$24,531	$24,073
10/2023	$25,977	$24,015	$23,491
11/2023	$28,704	$26,208	$25,685
12/2023	$30,432	$27,399	$26,953
01/2024	$30,733	$27,859	$27,329
02/2024	$32,520	$29,347	$28,805
03/2024	$33,767	$30,291	$29,728
04/2024	$31,941	$29,054	$28,463
05/2024	$32,750	$30,494	$29,804
06/2024	$33,828	$31,589	$30,790
07/2024	$34,662	$31,973	$31,238
08/2024	$35,089	$32,749	$31,979
09/2024	$35,672	$33,448	$32,663
10/2024	$36,117	$33,145	$32,434
11/2024	$39,321	$35,090	$34,522
12/2024	$38,204	$34,254	$33,560

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class Y	25.54%	15.54%	14.34%	-%
S&P 500® Index	25.02%	14.53%	13.10%	23.30%
Russell 1000® Index	24.51%	14.28%	12.87%	14.12%

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NESYX

Natixis U.S. Equity Opportunities Fund

Annual Shareholder Report

December 31, 2024

TSMC99Y-1224

Class A

NEFJX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$128	1.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Russell 3000® Index	Russell 2000® Value Index
12/2014	$9,425	$10,000	$10,000
01/2015	$9,055	$9,722	$9,584
02/2015	$9,854	$10,285	$10,029
03/2015	$10,005	$10,180	$10,198
04/2015	$9,828	$10,226	$9,980
05/2015	$10,027	$10,368	$10,063
06/2015	$10,194	$10,194	$10,076
07/2015	$10,212	$10,365	$9,798
08/2015	$9,791	$9,739	$9,317
09/2015	$9,250	$9,455	$8,994
10/2015	$9,648	$10,202	$9,498
11/2015	$9,800	$10,258	$9,768
12/2015	$9,398	$10,048	$9,253
01/2016	$8,683	$9,481	$8,632
02/2016	$8,810	$9,478	$8,690
03/2016	$9,414	$10,145	$9,411
04/2016	$9,599	$10,208	$9,610
05/2016	$9,852	$10,391	$9,786
06/2016	$9,755	$10,412	$9,816
07/2016	$10,112	$10,825	$10,346
08/2016	$10,258	$10,853	$10,603
09/2016	$10,322	$10,870	$10,686
10/2016	$9,966	$10,635	$10,335
11/2016	$11,073	$11,111	$11,707
12/2016	$11,300	$11,327	$12,190
01/2017	$11,317	$11,541	$12,103
02/2017	$11,471	$11,970	$12,278
03/2017	$11,352	$11,978	$12,174
04/2017	$11,220	$12,105	$12,222
05/2017	$11,066	$12,229	$11,842
06/2017	$11,143	$12,339	$12,256
07/2017	$11,173	$12,572	$12,333
08/2017	$10,983	$12,596	$12,030
09/2017	$11,611	$12,903	$12,882
10/2017	$11,783	$13,185	$12,899
11/2017	$12,079	$13,585	$13,272
12/2017	$12,010	$13,721	$13,146
01/2018	$12,234	$14,444	$13,308
02/2018	$11,740	$13,912	$12,642
03/2018	$11,759	$13,633	$12,799
04/2018	$11,804	$13,684	$13,020
05/2018	$12,227	$14,071	$13,778
06/2018	$12,161	$14,163	$13,861
07/2018	$12,406	$14,633	$14,106
08/2018	$12,809	$15,147	$14,442
09/2018	$12,525	$15,172	$14,084
10/2018	$11,341	$14,055	$12,823
11/2018	$11,625	$14,336	$13,029
12/2018	$10,227	$13,002	$11,455
01/2019	$11,301	$14,118	$12,707
02/2019	$12,022	$14,614	$13,201
03/2019	$11,768	$14,828	$12,821
04/2019	$12,245	$15,420	$13,306
05/2019	$11,433	$14,422	$12,219
06/2019	$12,097	$15,435	$12,997
07/2019	$12,351	$15,664	$13,018
08/2019	$11,966	$15,345	$12,291
09/2019	$12,294	$15,614	$12,923
10/2019	$12,302	$15,950	$13,236
11/2019	$12,474	$16,557	$13,545
12/2019	$12,749	$17,035	$14,020
01/2020	$12,469	$17,016	$13,263
02/2020	$11,190	$15,623	$11,975
03/2020	$8,937	$13,475	$9,020
04/2020	$9,924	$15,259	$10,133
05/2020	$10,498	$16,075	$10,424
06/2020	$10,390	$16,443	$10,726
07/2020	$10,756	$17,376	$10,947
08/2020	$11,272	$18,635	$11,536
09/2020	$10,856	$17,957	$11,000
10/2020	$10,939	$17,569	$11,393
11/2020	$12,802	$19,707	$13,593
12/2020	$13,885	$20,593	$14,669
01/2021	$13,877	$20,501	$15,441
02/2021	$15,158	$21,142	$16,892
03/2021	$15,574	$21,900	$17,775
04/2021	$16,389	$23,029	$18,134
05/2021	$16,913	$23,134	$18,698
06/2021	$16,714	$23,705	$18,585
07/2021	$16,298	$24,105	$17,920
08/2021	$16,630	$24,793	$18,400
09/2021	$16,406	$23,681	$18,031
10/2021	$17,146	$25,282	$18,719
11/2021	$17,030	$24,897	$18,079
12/2021	$18,084	$25,877	$18,816
01/2022	$17,082	$24,355	$17,719
02/2022	$17,487	$23,741	$18,013
03/2022	$17,689	$24,512	$18,365
04/2022	$16,570	$22,312	$16,940
05/2022	$17,098	$22,282	$17,265
06/2022	$15,733	$20,418	$15,559
07/2022	$17,139	$22,333	$17,066
08/2022	$16,426	$21,500	$16,526
09/2022	$15,040	$19,506	$14,842
10/2022	$16,467	$21,106	$16,711
11/2022	$17,356	$22,208	$17,221
12/2022	$16,240	$20,907	$16,091
01/2023	$17,793	$22,347	$17,627
02/2023	$17,836	$21,825	$17,220
03/2023	$17,482	$22,408	$15,986
04/2023	$17,054	$22,647	$15,587
05/2023	$16,797	$22,735	$15,280
06/2023	$18,606	$24,288	$16,494
07/2023	$19,163	$25,158	$17,739
08/2023	$18,895	$24,673	$16,885
09/2023	$17,718	$23,497	$16,006
10/2023	$16,701	$22,875	$15,051
11/2023	$18,210	$25,008	$16,406
12/2023	$20,271	$26,334	$18,448
01/2024	$19,830	$26,626	$17,610
02/2024	$20,550	$28,067	$18,186
03/2024	$21,527	$28,973	$18,983
04/2024	$20,153	$27,698	$17,774
05/2024	$21,001	$29,006	$18,605
06/2024	$20,754	$29,904	$18,291
07/2024	$22,193	$30,460	$20,520
08/2024	$21,806	$31,123	$20,135
09/2024	$21,709	$31,767	$20,148
10/2024	$21,173	$31,534	$19,833
11/2024	$23,223	$33,632	$21,746
12/2024	$21,243	$32,604	$19,934

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	4.80%	10.75%	8.47%
Class A with 5.75% MSCFootnote Reference1	(1.22%)	9.45%	7.83%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%
Footnote	Description
Footnote[1]	Maximum sales charge

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Russell 3000® Index. The Fund will retain Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NEFJX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report

December 31, 2024

TVSC99A-1224

Class C

NEJCX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Russell 3000® Index	Russell 2000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,603	$9,722	$9,584
02/2015	$10,443	$10,285	$10,029
03/2015	$10,599	$10,180	$10,198
04/2015	$10,406	$10,226	$9,980
05/2015	$10,605	$10,368	$10,063
06/2015	$10,778	$10,194	$10,076
07/2015	$10,791	$10,365	$9,798
08/2015	$10,333	$9,739	$9,317
09/2015	$9,756	$9,455	$8,994
10/2015	$10,174	$10,202	$9,498
11/2015	$10,326	$10,258	$9,768
12/2015	$9,898	$10,048	$9,253
01/2016	$9,139	$9,481	$8,632
02/2016	$9,267	$9,478	$8,690
03/2016	$9,898	$10,145	$9,411
04/2016	$10,080	$10,208	$9,610
05/2016	$10,343	$10,391	$9,786
06/2016	$10,236	$10,412	$9,816
07/2016	$10,606	$10,825	$10,346
08/2016	$10,746	$10,853	$10,603
09/2016	$10,811	$10,870	$10,686
10/2016	$10,425	$10,635	$10,335
11/2016	$11,584	$11,111	$11,707
12/2016	$11,810	$11,327	$12,190
01/2017	$11,819	$11,541	$12,103
02/2017	$11,980	$11,970	$12,278
03/2017	$11,846	$11,978	$12,174
04/2017	$11,704	$12,105	$12,222
05/2017	$11,525	$12,229	$11,842
06/2017	$11,610	$12,339	$12,256
07/2017	$11,628	$12,572	$12,333
08/2017	$11,421	$12,596	$12,030
09/2017	$12,071	$12,903	$12,882
10/2017	$12,241	$13,185	$12,899
11/2017	$12,542	$13,585	$13,272
12/2017	$12,459	$13,721	$13,146
01/2018	$12,684	$14,444	$13,308
02/2018	$12,171	$13,912	$12,642
03/2018	$12,171	$13,633	$12,799
04/2018	$12,213	$13,684	$13,020
05/2018	$12,650	$14,071	$13,778
06/2018	$12,572	$14,163	$13,861
07/2018	$12,807	$14,633	$14,106
08/2018	$13,222	$15,147	$14,442
09/2018	$12,908	$15,172	$14,084
10/2018	$11,687	$14,055	$12,823
11/2018	$11,967	$14,336	$13,029
12/2018	$10,527	$13,002	$11,455
01/2019	$11,627	$14,118	$12,707
02/2019	$12,366	$14,614	$13,201
03/2019	$12,087	$14,828	$12,821
04/2019	$12,566	$15,420	$13,306
05/2019	$11,727	$14,422	$12,219
06/2019	$12,401	$15,435	$12,997
07/2019	$12,665	$15,664	$13,018
08/2019	$12,253	$15,345	$12,291
09/2019	$12,582	$15,614	$12,923
10/2019	$12,582	$15,950	$13,236
11/2019	$12,747	$16,557	$13,545
12/2019	$13,020	$17,035	$14,020
01/2020	$12,738	$17,016	$13,263
02/2020	$11,409	$15,623	$11,975
03/2020	$9,117	$13,475	$9,020
04/2020	$10,107	$15,259	$10,133
05/2020	$10,681	$16,075	$10,424
06/2020	$10,580	$16,443	$10,726
07/2020	$10,934	$17,376	$10,947
08/2020	$11,457	$18,635	$11,536
09/2020	$11,035	$17,957	$11,000
10/2020	$11,103	$17,569	$11,393
11/2020	$12,993	$19,707	$13,593
12/2020	$14,073	$20,593	$14,669
01/2021	$14,056	$20,501	$15,441
02/2021	$15,355	$21,142	$16,892
03/2021	$15,760	$21,900	$17,775
04/2021	$16,587	$23,029	$18,134
05/2021	$17,093	$23,134	$18,698
06/2021	$16,890	$23,705	$18,585
07/2021	$16,452	$24,105	$17,920
08/2021	$16,772	$24,793	$18,400
09/2021	$16,536	$23,681	$18,031
10/2021	$17,279	$25,282	$18,719
11/2021	$17,144	$24,897	$18,079
12/2021	$18,217	$25,877	$18,816
01/2022	$17,167	$24,355	$17,719
02/2022	$17,561	$23,741	$18,013
03/2022	$17,771	$24,512	$18,365
04/2022	$16,626	$22,312	$16,940
05/2022	$17,154	$22,282	$17,265
06/2022	$15,764	$20,418	$15,559
07/2022	$17,182	$22,333	$17,066
08/2022	$16,459	$21,500	$16,526
09/2022	$15,041	$19,506	$14,842
10/2022	$16,459	$21,106	$16,711
11/2022	$17,349	$22,208	$17,221
12/2022	$16,211	$20,907	$16,091
01/2023	$17,774	$22,347	$17,627
02/2023	$17,817	$21,825	$17,220
03/2023	$17,464	$22,408	$15,986
04/2023	$17,036	$22,647	$15,587
05/2023	$16,779	$22,735	$15,280
06/2023	$18,587	$24,288	$16,494
07/2023	$19,143	$25,158	$17,739
08/2023	$18,875	$24,673	$16,885
09/2023	$17,699	$23,497	$16,006
10/2023	$16,683	$22,875	$15,051
11/2023	$18,191	$25,008	$16,406
12/2023	$20,249	$26,334	$18,448
01/2024	$19,809	$26,626	$17,610
02/2024	$20,528	$28,067	$18,186
03/2024	$21,504	$28,973	$18,983
04/2024	$20,131	$27,698	$17,774
05/2024	$20,978	$29,006	$18,605
06/2024	$20,732	$29,904	$18,291
07/2024	$22,169	$30,460	$20,520
08/2024	$21,783	$31,123	$20,135
09/2024	$21,686	$31,767	$20,148
10/2024	$21,150	$31,534	$19,833
11/2024	$23,198	$33,632	$21,746
12/2024	$21,221	$32,604	$19,934

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	4.00%	9.92%	7.81%
Class C with 1.00% CDSCFootnote Reference1	3.00%	9.92%	7.81%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Russell 3000® Index. The Fund will retain Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NEJCX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report

December 31, 2024

TVSC99C-1224

Class N

VSCNX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$97	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Russell 3000® Index	Russell 2000® Value Index
05/2017	$9,852	$10,102	$9,689
06/2017	$9,923	$10,194	$10,028
07/2017	$9,954	$10,386	$10,091
08/2017	$9,790	$10,406	$9,843
09/2017	$10,353	$10,659	$10,540
10/2017	$10,512	$10,892	$10,554
11/2017	$10,777	$11,223	$10,859
12/2017	$10,717	$11,335	$10,755
01/2018	$10,922	$11,932	$10,888
02/2018	$10,485	$11,493	$10,344
03/2018	$10,501	$11,262	$10,472
04/2018	$10,546	$11,305	$10,653
05/2018	$10,927	$11,624	$11,273
06/2018	$10,876	$11,700	$11,341
07/2018	$11,092	$12,088	$11,541
08/2018	$11,457	$12,513	$11,816
09/2018	$11,206	$12,533	$11,523
10/2018	$10,153	$11,611	$10,491
11/2018	$10,409	$11,843	$10,660
12/2018	$9,166	$10,741	$9,372
01/2019	$10,126	$11,663	$10,397
02/2019	$10,778	$12,073	$10,801
03/2019	$10,553	$12,249	$10,490
04/2019	$10,989	$12,738	$10,886
05/2019	$10,260	$11,914	$9,997
06/2019	$10,863	$12,751	$10,634
07/2019	$11,094	$12,940	$10,651
08/2019	$10,744	$12,677	$10,057
09/2019	$11,045	$12,899	$10,573
10/2019	$11,052	$13,177	$10,829
11/2019	$11,213	$13,678	$11,083
12/2019	$11,464	$14,073	$11,471
01/2020	$11,217	$14,057	$10,852
02/2020	$10,063	$12,906	$9,797
03/2020	$8,039	$11,131	$7,380
04/2020	$8,928	$12,606	$8,291
05/2020	$9,449	$13,280	$8,528
06/2020	$9,356	$13,583	$8,775
07/2020	$9,691	$14,355	$8,956
08/2020	$10,155	$15,395	$9,439
09/2020	$9,784	$14,834	$9,000
10/2020	$9,855	$14,514	$9,322
11/2020	$11,545	$16,280	$11,121
12/2020	$12,527	$17,012	$12,002
01/2021	$12,520	$16,936	$12,634
02/2021	$13,678	$17,466	$13,821
03/2021	$14,064	$18,092	$14,543
04/2021	$14,800	$19,024	$14,837
05/2021	$15,272	$19,111	$15,299
06/2021	$15,101	$19,582	$15,206
07/2021	$14,729	$19,914	$14,662
08/2021	$15,029	$20,482	$15,054
09/2021	$14,836	$19,563	$14,753
10/2021	$15,508	$20,885	$15,315
11/2021	$15,408	$20,568	$14,792
12/2021	$16,365	$21,377	$15,395
01/2022	$15,459	$20,120	$14,498
02/2022	$15,830	$19,613	$14,738
03/2022	$16,020	$20,249	$15,026
04/2022	$15,005	$18,432	$13,860
05/2022	$15,490	$18,407	$14,126
06/2022	$14,256	$16,867	$12,730
07/2022	$15,543	$18,450	$13,963
08/2022	$14,891	$17,761	$13,521
09/2022	$13,639	$16,114	$12,144
10/2022	$14,943	$17,436	$13,672
11/2022	$15,754	$18,346	$14,090
12/2022	$14,737	$17,272	$13,166
01/2023	$16,160	$18,461	$14,422
02/2023	$16,187	$18,030	$14,089
03/2023	$15,877	$18,512	$13,079
04/2023	$15,485	$18,709	$12,753
05/2023	$15,257	$18,782	$12,502
06/2023	$16,908	$20,064	$13,495
07/2023	$17,418	$20,783	$14,514
08/2023	$17,181	$20,382	$13,815
09/2023	$16,114	$19,411	$13,096
10/2023	$15,202	$18,897	$12,315
11/2023	$16,579	$20,659	$13,423
12/2023	$18,456	$21,755	$15,094
01/2024	$18,053	$21,996	$14,408
02/2024	$18,722	$23,186	$14,880
03/2024	$19,611	$23,934	$15,532
04/2024	$18,364	$22,881	$14,542
05/2024	$19,143	$23,962	$15,222
06/2024	$18,923	$24,704	$14,966
07/2024	$20,234	$25,163	$16,789
08/2024	$19,895	$25,711	$16,474
09/2024	$19,803	$26,243	$16,485
10/2024	$19,318	$26,050	$16,227
11/2024	$21,196	$27,783	$17,792
12/2024	$19,394	$26,934	$16,310

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	5.08%	11.09%	9.02%
Russell 3000® Index	23.81%	13.86%	13.71%
Russell 2000® Value Index	8.05%	7.29%	6.50%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Russell 3000® Index. The Fund will retain Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

VSCNX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report

December 31, 2024

TVSC99N-1224

Class Y

NEJYX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$103	1.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Russell 3000® Index	Russell 2000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,612	$9,722	$9,584
02/2015	$10,459	$10,285	$10,029
03/2015	$10,625	$10,180	$10,198
04/2015	$10,437	$10,226	$9,980
05/2015	$10,648	$10,368	$10,063
06/2015	$10,831	$10,194	$10,076
07/2015	$10,855	$10,365	$9,798
08/2015	$10,404	$9,739	$9,317
09/2015	$9,832	$9,455	$8,994
10/2015	$10,260	$10,202	$9,498
11/2015	$10,423	$10,258	$9,768
12/2015	$9,995	$10,048	$9,253
01/2016	$9,237	$9,481	$8,632
02/2016	$9,374	$9,478	$8,690
03/2016	$10,022	$10,145	$9,411
04/2016	$10,219	$10,208	$9,610
05/2016	$10,493	$10,391	$9,786
06/2016	$10,392	$10,412	$9,816
07/2016	$10,773	$10,825	$10,346
08/2016	$10,929	$10,853	$10,603
09/2016	$11,002	$10,870	$10,686
10/2016	$10,622	$10,635	$10,335
11/2016	$11,802	$11,111	$11,707
12/2016	$12,047	$11,327	$12,190
01/2017	$12,070	$11,541	$12,103
02/2017	$12,236	$11,970	$12,278
03/2017	$12,112	$11,978	$12,174
04/2017	$11,976	$12,105	$12,222
05/2017	$11,810	$12,229	$11,842
06/2017	$11,902	$12,339	$12,256
07/2017	$11,933	$12,572	$12,333
08/2017	$11,731	$12,596	$12,030
09/2017	$12,405	$12,903	$12,882
10/2017	$12,595	$13,185	$12,899
11/2017	$12,908	$13,585	$13,272
12/2017	$12,842	$13,721	$13,146
01/2018	$13,080	$14,444	$13,308
02/2018	$12,557	$13,912	$12,642
03/2018	$12,576	$13,633	$12,799
04/2018	$12,629	$13,684	$13,020
05/2018	$13,086	$14,071	$13,778
06/2018	$13,018	$14,163	$13,861
07/2018	$13,278	$14,633	$14,106
08/2018	$13,714	$15,147	$14,442
09/2018	$13,414	$15,172	$14,084
10/2018	$12,152	$14,055	$12,823
11/2018	$12,452	$14,336	$13,029
12/2018	$10,965	$13,002	$11,455
01/2019	$12,105	$14,118	$12,707
02/2019	$12,893	$14,614	$13,201
03/2019	$12,616	$14,828	$12,821
04/2019	$13,129	$15,420	$13,306
05/2019	$12,265	$14,422	$12,219
06/2019	$12,978	$15,435	$12,997
07/2019	$13,255	$15,664	$13,018
08/2019	$12,836	$15,345	$12,291
09/2019	$13,196	$15,614	$12,923
10/2019	$13,205	$15,950	$13,236
11/2019	$13,398	$16,557	$13,545
12/2019	$13,693	$17,035	$14,020
01/2020	$13,406	$17,016	$13,263
02/2020	$12,027	$15,623	$11,975
03/2020	$9,608	$13,475	$9,020
04/2020	$10,670	$15,259	$10,133
05/2020	$11,284	$16,075	$10,424
06/2020	$11,173	$16,443	$10,726
07/2020	$11,574	$17,376	$10,947
08/2020	$12,128	$18,635	$11,536
09/2020	$11,685	$17,957	$11,000
10/2020	$11,770	$17,569	$11,393
11/2020	$13,790	$19,707	$13,593
12/2020	$14,957	$20,593	$14,669
01/2021	$14,948	$20,501	$15,441
02/2021	$16,332	$21,142	$16,892
03/2021	$16,785	$21,900	$17,775
04/2021	$17,673	$23,029	$18,134
05/2021	$18,237	$23,134	$18,698
06/2021	$18,023	$23,705	$18,585
07/2021	$17,579	$24,105	$17,920
08/2021	$17,938	$24,793	$18,400
09/2021	$17,707	$23,681	$18,031
10/2021	$18,510	$25,282	$18,719
11/2021	$18,391	$24,897	$18,079
12/2021	$19,535	$25,877	$18,816
01/2022	$18,442	$24,355	$17,719
02/2022	$18,886	$23,741	$18,013
03/2022	$19,112	$24,512	$18,365
04/2022	$17,911	$22,312	$16,940
05/2022	$18,479	$22,282	$17,265
06/2022	$17,017	$20,418	$15,559
07/2022	$18,543	$22,333	$17,066
08/2022	$17,764	$21,500	$16,526
09/2022	$16,270	$19,506	$14,842
10/2022	$17,827	$21,106	$16,711
11/2022	$18,785	$22,208	$17,221
12/2022	$17,586	$20,907	$16,091
01/2023	$19,273	$22,347	$17,627
02/2023	$19,306	$21,825	$17,220
03/2023	$18,936	$22,408	$15,986
04/2023	$18,468	$22,647	$15,587
05/2023	$18,195	$22,735	$15,280
06/2023	$20,166	$24,288	$16,494
07/2023	$20,776	$25,158	$17,739
08/2023	$20,482	$24,673	$16,885
09/2023	$19,219	$23,497	$16,006
10/2023	$18,119	$22,875	$15,051
11/2023	$19,763	$25,008	$16,406
12/2023	$21,999	$26,334	$18,448
01/2024	$21,518	$26,626	$17,610
02/2024	$22,316	$28,067	$18,186
03/2024	$23,377	$28,973	$18,983
04/2024	$21,890	$27,698	$17,774
05/2024	$22,809	$29,006	$18,605
06/2024	$22,546	$29,904	$18,291
07/2024	$24,110	$30,460	$20,520
08/2024	$23,706	$31,123	$20,135
09/2024	$23,607	$31,767	$20,148
10/2024	$23,016	$31,534	$19,833
11/2024	$25,259	$33,632	$21,746
12/2024	$23,110	$32,604	$19,934

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class Y	5.05%	11.04%	8.74%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Effective May 1, 2024, in accordance with new regulations, the Fund’s primary broad-based index changed to the Russell 3000® Index. The Fund will retain Russell 2000® Value Index as an additional benchmark for performance comparison.

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NEJYX

Vaughan Nelson Small Cap Value Fund

Annual Shareholder Report

December 31, 2024

TVSC99Y-1224

(b)	Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]			All other fees
	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24	1/1/23- 12/31/23	1/1/24- 12/31/24
Natixis Funds Trust I (except Loomis Sayles Core Plus Bond Fund)	$223,970	$230,689	$557	$765	$61,080	$61,924	$—	$—

1.	Audit-related fees consist of:

2023 & 2024 – performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2023 & 2024 – review of the Registrant’s tax returns (2023 & 2024), filings to reclaim withholding taxes paid on EU dividends (2023), and consulting services (2024).

Aggregate fees billed to the Registrant for non-audit services during 2023 and 2024 were $61,637 and $62,689, respectively.

(e)(1) Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Natixis Advisors, LLC (“Natixis Advisors”), Mirova US LLC (“Mirova”) and entities controlling, controlled by or under common control with Natixis Advisors and Mirova (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	1/1/23-12/31/23	1/1/24-12/31/24	1/1/23-12/31/23	1/1/24-12/31/24	1/1/23-12/31/23	1/1/24-12/31/24
Control Affiliates	$—	$—	$17,898	$45,373	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Mirova, Natixis Advisors and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	1/1/23-12/31/23	1/1/24-12/31/24
Control Affiliates	$289,793	$110,563

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Annual Financial Statements and Other Important Information
December 31, 2024

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Value Fund

Portfolio of Investments – as of December 31, 2024
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Australia — 5.5%
21,406	WiseTech Global Ltd.	$1,598,026
	Belgium — 1.4%
8,143	Anheuser-Busch InBev SA	407,670
	Brazil — 8.4%
317,769	Ambev SA, ADR	587,873
1,080	MercadoLibre, Inc.(a)	1,836,475
		2,424,348
	Canada — 4.4%
12,080	Shopify, Inc., Class A(a)	1,284,466
	China — 21.5%
3,480	Alibaba Group Holding Ltd., ADR(b)	295,069
4,256	Baidu, Inc., ADR(a)(b)	358,823
58,900	Budweiser Brewing Co. APAC Ltd.	56,254
3,000	Kweichow Moutai Co. Ltd., Class A	623,119
3,684	NXP Semiconductors NV	765,719
24,500	Tencent Holdings Ltd.	1,307,634
24,630	Trip.com Group Ltd., ADR(a)(b)	1,691,096
41,348	Vipshop Holdings Ltd., ADR(b)	556,958
12,482	Yum China Holdings, Inc.(b)	601,258
		6,255,930
	Denmark — 5.5%
18,458	Novo Nordisk AS, Class B	1,592,590
	France — 6.4%
2,509	EssilorLuxottica SA	612,020
1,112	LVMH Moet Hennessy Louis Vuitton SE	731,466
6,391	Sodexo SA	526,630
		1,870,116
	Germany — 4.8%
5,617	SAP SE	1,381,637
	Japan — 2.6%
24,500	FANUC Corp.	640,013
15,300	Unicharm Corp.	126,133
		766,146
	Macau — 0.5%
35,000	Galaxy Entertainment Group Ltd.	147,337
	Netherlands — 5.6%
1,095	Adyen NV(a)	1,627,255
	Switzerland — 3.5%
6,658	CRISPR Therapeutics AG(a)	262,059
7,772	Novartis AG, (Registered)	756,660
		1,018,719
	United Kingdom — 4.6%
6,533	Diageo PLC	207,605
9,606	Reckitt Benckiser Group PLC	581,458
9,802	Unilever PLC	558,362
		1,347,425
	United States — 23.7%
9,498	ARM Holdings PLC, ADR(a)	1,171,673
7,495	Block, Inc.(a)	637,000
14,147	Doximity, Inc., Class A(a)	755,308
18,044	Experian PLC	775,528
6,899	Nestle SA, (Registered)	566,016
Shares	Description	Value (†)
	United States — continued
3,235	Roche Holding AG	$904,528
5,146	Tesla, Inc.(a)	2,078,161
		6,888,214
	Total Common Stocks (Identified Cost $24,660,999)	28,609,879

Principal Amount
Short-Term Investments — 4.7%
$1,365,220	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $1,365,409 on 1/02/2025 collateralized by $1,375,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $1,392,566 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,365,220)	1,365,220
	Total Investments — 103.1% (Identified Cost $26,026,219)	29,975,099
	Other assets less liabilities — (3.1)%	(912,008)
	Net Assets — 100.0%	$29,063,091

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at December 31, 2024
Pharmaceuticals	11.2%
Software	10.3
Hotels, Restaurants & Leisure	10.2
Broadline Retail	9.2
Financial Services	7.8
Automobiles	7.2
Semiconductors & Semiconductor Equipment	6.6
Beverages	6.6
Interactive Media & Services	5.7
IT Services	4.4
Professional Services	2.7
Health Care Technology	2.6
Textiles, Apparel & Luxury Goods	2.5
Household Products	2.4
Machinery	2.2
Health Care Equipment & Supplies	2.1
Other Investments, less than 2% each	4.7
Short-Term Investments	4.7
Total Investments	103.1
Other assets less liabilities	(3.1)
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2024
Loomis Sayles International Growth Fund (continued)
Currency Exposure Summary at December 31, 2024
United States Dollar	49.0%
Euro	20.1
Swiss Franc	7.6
Australian Dollar	5.5
Danish Krone	5.5
British Pound	5.4
Hong Kong Dollar	5.2
Japanese Yen	2.6
Yuan Renminbi	2.2
Total Investments	103.1
Other assets less liabilities	(3.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.2% of Net Assets
	Automobile Components — 1.9%
247,000	BorgWarner, Inc.	$7,852,130
201,200	Magna International, Inc.	8,408,148
		16,260,278
	Automobiles — 3.2%
522,660	General Motors Co.	27,842,098
	Banks — 9.9%
425,536	Bank of America Corp.	18,702,307
410,718	Citigroup, Inc.	28,910,440
8,745	First Citizens BancShares, Inc., Class A	18,478,360
293,404	Wells Fargo & Co.	20,608,697
		86,699,804
	Beverages — 1.5%
403,200	Keurig Dr. Pepper, Inc.	12,950,784
	Building Products — 2.6%
178,100	Fortune Brands Innovations, Inc.	12,169,573
141,300	Masco Corp.	10,254,141
		22,423,714
	Capital Markets — 13.0%
271,882	Bank of New York Mellon Corp.	20,888,694
4,825	BlackRock, Inc.	4,946,156
33,546	Carlyle Group, Inc.	1,693,737
351,190	Charles Schwab Corp.	25,991,572
154,666	Intercontinental Exchange, Inc.	23,046,781
222,164	Nasdaq, Inc.	17,175,499
196,066	State Street Corp.	19,243,878
		112,986,317
	Chemicals — 2.7%
67,200	Celanese Corp.	4,650,912
337,800	Corteva, Inc.	19,241,088
		23,892,000
	Consumer Finance — 4.4%
468,554	Ally Financial, Inc.	16,872,630
121,206	Capital One Financial Corp.	21,613,454
		38,486,084
	Consumer Staples Distribution & Retail — 2.5%
361,400	Kroger Co.	22,099,610
	Distributors — 0.9%
66,600	Genuine Parts Co.	7,776,216
	Electronic Equipment, Instruments & Components — 1.2%
70,165	TE Connectivity PLC	10,031,490
	Entertainment — 1.5%
1,194,800	Warner Bros. Discovery, Inc.(a)	12,629,036
	Financial Services — 5.7%
291,100	Corebridge Financial, Inc.	8,712,623
114,869	Fiserv, Inc.(a)	23,596,390
153,700	Global Payments, Inc.	17,223,622
		49,532,635
	Health Care Equipment & Supplies — 1.3%
242,100	Baxter International, Inc.	7,059,636
53,290	GE HealthCare Technologies, Inc.	4,166,212
		11,225,848
	Health Care Providers & Services — 4.1%
313,700	Centene Corp.(a)	19,003,946
Shares	Description	Value (†)
	Health Care Providers & Services — continued
150,300	CVS Health Corp.	$6,746,967
27,600	Elevance Health, Inc.	10,181,640
		35,932,553
	Hotels, Restaurants & Leisure — 0.8%
52,600	Airbnb, Inc., Class A(a)	6,912,166
	Insurance — 6.0%
337,435	American International Group, Inc.	24,565,268
41,537	Reinsurance Group of America, Inc.	8,873,549
60,363	Willis Towers Watson PLC	18,908,106
		52,346,923
	Interactive Media & Services — 3.6%
163,620	Alphabet, Inc., Class A	30,973,266
	Life Sciences Tools & Services — 2.3%
103,300	IQVIA Holdings, Inc.(a)	20,299,483
	Machinery — 3.1%
63,200	Deere & Co.	26,777,840
	Media — 4.7%
54,145	Charter Communications, Inc., Class A(a)	18,559,282
441,142	Comcast Corp., Class A	16,556,059
75,900	Liberty Broadband Corp., Class C(a)	5,674,284
		40,789,625
	Oil, Gas & Consumable Fuels — 9.0%
774,155	APA Corp.	17,875,239
208,130	ConocoPhillips	20,640,252
168,960	EOG Resources, Inc.	20,711,117
171,700	Phillips 66	19,561,781
		78,788,389
	Passenger Airlines — 1.7%
249,000	Delta Air Lines, Inc.	15,064,500
	Personal Care Products — 1.9%
777,100	Kenvue, Inc.	16,591,085
	Pharmaceuticals — 1.8%
159,600	Merck & Co., Inc.	15,877,008
	Professional Services — 1.6%
55,900	Equifax, Inc.	14,246,115
	Real Estate Management & Development — 2.3%
155,318	CBRE Group, Inc., Class A(a)	20,391,700
	Total Common Stocks (Identified Cost $692,765,798)	829,826,567
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.6%
$39,766,668	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $39,772,191 on 1/02/2025 collateralized by $40,059,700 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $40,562,021 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $39,766,668)	$39,766,668
	Total Investments — 99.8% (Identified Cost $732,532,466)	869,593,235
	Other assets less liabilities — 0.2%	1,946,627
	Net Assets — 100.0%	$871,539,862

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
Industry Summary at December 31, 2024
Capital Markets	13.0%
Banks	9.9
Oil, Gas & Consumable Fuels	9.0
Insurance	6.0
Financial Services	5.7
Media	4.7
Consumer Finance	4.4
Health Care Providers & Services	4.1
Interactive Media & Services	3.6
Automobiles	3.2
Machinery	3.1
Chemicals	2.7
Building Products	2.6
Consumer Staples Distribution & Retail	2.5
Real Estate Management & Development	2.3
Life Sciences Tools & Services	2.3
Other Investments, less than 2% each	16.1
Short-Term Investments	4.6
Total Investments	99.8
Other assets less liabilities	0.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.8% of Net Assets
	Australia — 0.4%
101,200	Brambles Ltd.	$1,203,587
	Belgium — 0.8%
41,500	Anheuser-Busch InBev SA	2,077,652
	Canada — 1.2%
112,000	Open Text Corp.	3,169,613
	China — 1.5%
392,200	Alibaba Group Holding Ltd.	4,150,792
	Denmark — 1.7%
21,600	DSV AS	4,600,057
	France — 20.8%
87,031	Accor SA	4,232,978
37,700	Airbus SE	6,036,932
162,791	BNP Paribas SA	9,994,839
28,166	Capgemini SE	4,600,283
25,200	Danone SA	1,703,009
228,596	Edenred SE	7,515,321
96,300	Eurofins Scientific SE	4,911,522
36,415	Kering SA	8,994,334
29,800	Pernod Ricard SA	3,367,009
14,292	Publicis Groupe SA	1,521,521
340,651	Worldline SA(a)	2,994,201
		55,871,949
	Germany — 25.5%
12,700	adidas AG	3,123,746
15,396	Allianz SE	4,732,157
427,630	Bayer AG	8,541,888
91,700	Bayerische Motoren Werke AG	7,500,133
79,723	Brenntag SE	4,794,432
126,973	Continental AG	8,555,874
142,181	Daimler Truck Holding AG	5,445,826
149,419	Fresenius Medical Care AG	6,803,164
160,500	Fresenius SE & Co. KGaA(a)	5,571,109
29,542	Henkel AG & Co. KGaA	2,276,196
109,814	Mercedes-Benz Group AG, (Registered)	6,122,321
18,500	Siemens AG	3,607,400
385,000	thyssenkrupp AG	1,562,160
		68,636,406
	India — 0.7%
158,775	Axis Bank Ltd.	1,968,827
	Indonesia — 0.7%
5,608,700	Bank Mandiri Persero Tbk. PT	1,974,281
	Ireland — 1.1%
66,765	Ryanair Holdings PLC, ADR	2,910,286
	Italy — 1.8%
1,172,935	Intesa Sanpaolo SpA	4,704,424
	Japan — 2.3%
152,900	Fujitsu Ltd.	2,685,930
127,500	Komatsu Ltd.	3,473,399
		6,159,329
	Korea — 1.2%
6,900	KB Financial Group, Inc.	388,546
20,632	NAVER Corp.	2,752,926
		3,141,472
	Netherlands — 5.5%
76,841	Akzo Nobel NV	4,612,224
41,335	EXOR NV	3,789,419
Shares	Description	Value (†)
	Netherlands — continued
92,600	Koninklijke Ahold Delhaize NV	$3,026,117
81,596	Prosus NV	3,241,388
		14,669,148
	Spain — 0.9%
33,394	Amadeus IT Group SA	2,357,089
	Sweden — 3.4%
154,700	Sandvik AB	2,773,983
192,003	SKF AB, Class B	3,603,800
117,000	Volvo AB, Class B	2,843,354
		9,221,137
	Switzerland — 7.9%
21,183	Cie Financiere Richemont SA, Class A	3,204,440
1,000,280	Glencore PLC(a)	4,405,409
11,353	Holcim AG	1,093,123
32,162	Novartis AG, (Registered)	3,131,203
12,885	Roche Holding AG	3,602,731
4,363	Schindler Holding AG	1,205,426
25,499	Swatch Group AG	4,634,721
		21,277,053
	United Kingdom — 14.1%
24,500	Ashtead Group PLC	1,515,767
5,700	Bunzl PLC	234,698
26,900	Compass Group PLC	895,055
110,400	Diageo PLC	3,508,271
91,593	Liberty Global Ltd., Class A(a)	1,168,727
8,027,900	Lloyds Banking Group PLC	5,482,474
605,257	Prudential PLC	4,803,331
81,700	Reckitt Benckiser Group PLC	4,945,363
1,296,782	Schroders PLC	5,241,755
273,900	Smith & Nephew PLC	3,394,284
114,100	Smiths Group PLC	2,446,367
428,340	WPP PLC	4,415,259
		38,051,351
	United States — 3.3%
755,892	CNH Industrial NV	8,564,256
5,200	Smurfit WestRock PLC	280,072
		8,844,328
	Total Common Stocks (Identified Cost $258,419,309)	254,988,781

Preferred Stocks — 1.4%
	Korea — 1.4%
125,750	Samsung Electronics Co. Ltd., 3.269%, (KRW) (Identified Cost $6,594,377)	3,735,021

Participatory Notes — 0.2%
	Ireland — 0.2%
33,300	Ryanair Holdings PLC, 12/12/2025(a)(b) (Identified Cost $664,862)	658,378
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2024
Natixis Oakmark International Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.1%
$5,460,738	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $5,461,497 on 1/02/2025 collateralized by $5,501,000 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $5,570,002 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,460,738)	$5,460,738
	Total Investments — 98.5% (Identified Cost $271,139,286)	264,842,918
	Other assets less liabilities — 1.5%	4,167,725
	Net Assets — 100.0%	$269,010,643

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At December 31, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Ryanair Holdings PLC	12/23/2024	$664,862	$658,378	0.2%

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

KRW	South Korean Won
Industry Summary at December 31, 2024
Machinery	10.4%
Banks	9.1
Textiles, Apparel & Luxury Goods	7.4
Pharmaceuticals	5.7
Financial Services	5.3
Automobiles	5.1
Health Care Providers & Services	4.6
Insurance	3.5
Beverages	3.4
Automobile Components	3.2
Hotels, Restaurants & Leisure	2.8
Broadline Retail	2.7
IT Services	2.7
Household Products	2.6
Trading Companies & Distributors	2.5
Aerospace & Defense	2.3
Industrial Conglomerates	2.2
Metals & Mining	2.2
Media	2.2
Capital Markets	2.0
Other Investments, less than 2% each	14.5
Short-Term Investments	2.1
Total Investments	98.5
Other assets less liabilities	1.5
Net Assets	100.0%
Currency Exposure Summary at December 31, 2024
Euro	55.3%
British Pound	15.3
United States Dollar	7.1
Swiss Franc	6.3
Swedish Krona	3.4
South Korean Won	2.6
Japanese Yen	2.3
Other, less than 2% each	6.2
Total Investments	98.5
Other assets less liabilities	1.5
Net Assets	100.0%
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2024
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Aerospace & Defense — 1.9%
118,128	Boeing Co.(a)	$20,908,656
	Air Freight & Logistics — 0.4%
42,016	Expeditors International of Washington, Inc.	4,654,112
	Automobile Components — 0.5%
257,300	Mobileye Global, Inc., Class A(a)	5,125,416
	Automobiles — 6.2%
461,000	General Motors Co.	24,557,470
112,585	Tesla, Inc.(a)	45,466,326
		70,023,796
	Banks — 6.7%
356,600	Bank of America Corp.	15,672,570
362,000	Citigroup, Inc.	25,481,180
7,465	First Citizens BancShares, Inc., Class A	15,773,694
273,200	Wells Fargo & Co.	19,189,568
		76,117,012
	Beverages — 2.4%
11,526	Boston Beer Co., Inc., Class A(a)	3,457,570
269,400	Keurig Dr. Pepper, Inc.	8,653,128
290,034	Monster Beverage Corp.(a)	15,244,187
		27,354,885
	Biotechnology — 2.2%
47,991	Alnylam Pharmaceuticals, Inc.(a)	11,292,762
54,291	CRISPR Therapeutics AG(a)	2,136,894
15,220	Regeneron Pharmaceuticals, Inc.(a)	10,841,663
		24,271,319
	Broadline Retail — 3.4%
43,555	Alibaba Group Holding Ltd., ADR	3,693,029
158,439	Amazon.com, Inc.(a)	34,759,932
		38,452,961
	Building Products — 0.8%
118,000	Masco Corp.	8,563,260
	Capital Markets — 7.4%
245,800	Bank of New York Mellon Corp.	18,884,814
331,845	Charles Schwab Corp.	24,559,848
13,266	FactSet Research Systems, Inc.	6,371,395
137,800	Intercontinental Exchange, Inc.	20,533,578
10,974	MSCI, Inc.	6,584,510
82,803	SEI Investments Co.	6,829,591
		83,763,736
	Chemicals — 1.5%
291,300	Corteva, Inc.	16,592,448
	Consumer Finance — 2.8%
369,700	Ally Financial, Inc.	13,312,897
102,585	Capital One Financial Corp.	18,292,957
		31,605,854
	Consumer Staples Distribution & Retail — 1.7%
318,000	Kroger Co.	19,445,700
	Electronic Equipment, Instruments & Components — 0.8%
60,400	TE Connectivity PLC	8,635,388
	Entertainment — 5.3%
37,650	Netflix, Inc.(a)	33,558,198
113,865	Walt Disney Co.	12,678,868
1,239,600	Warner Bros. Discovery, Inc.(a)	13,102,572
		59,339,638
Shares	Description	Value (†)
	Financial Services — 4.7%
63,841	Block, Inc.(a)	$5,425,847
106,800	Fiserv, Inc.(a)	21,938,856
59,618	PayPal Holdings, Inc.(a)	5,088,396
65,031	Visa, Inc., Class A	20,552,397
		53,005,496
	Health Care Equipment & Supplies — 0.6%
12,486	Intuitive Surgical, Inc.(a)	6,517,193
	Health Care Providers & Services — 1.6%
106,700	Centene Corp.(a)	6,463,886
29,900	Elevance Health, Inc.	11,030,110
		17,493,996
	Health Care Technology — 1.7%
202,313	Doximity, Inc., Class A(a)	10,801,491
41,282	Veeva Systems, Inc., Class A(a)	8,679,541
		19,481,032
	Hotels, Restaurants & Leisure — 1.4%
85,020	Starbucks Corp.	7,758,075
89,420	Yum China Holdings, Inc.	4,307,361
28,217	Yum! Brands, Inc.	3,785,593
		15,851,029
	Insurance — 3.3%
289,900	American International Group, Inc.	21,104,720
51,500	Willis Towers Watson PLC	16,131,860
		37,236,580
	Interactive Media & Services — 8.5%
271,365	Alphabet, Inc., Class A	51,369,395
25,453	Alphabet, Inc., Class C	4,847,269
68,493	Meta Platforms, Inc., Class A	40,103,336
		96,320,000
	IT Services — 1.0%
105,362	Shopify, Inc., Class A(a)	11,203,141
	Life Sciences Tools & Services — 2.1%
36,112	Illumina, Inc.(a)	4,825,647
96,000	IQVIA Holdings, Inc.(a)	18,864,960
		23,690,607
	Machinery — 2.3%
62,502	Deere & Co.	26,482,097
	Media — 2.0%
66,800	Charter Communications, Inc., Class A(a)	22,897,036
	Oil, Gas & Consumable Fuels — 5.3%
402,941	APA Corp.	9,303,908
192,100	ConocoPhillips	19,050,557
155,338	EOG Resources, Inc.	19,041,332
113,900	Phillips 66	12,976,627
		60,372,424
	Passenger Airlines — 1.6%
290,800	Delta Air Lines, Inc.	17,593,400
	Personal Care Products — 0.6%
342,600	Kenvue, Inc.	7,314,510
	Pharmaceuticals — 1.4%
33,599	Novartis AG, ADR	3,269,519
99,374	Novo Nordisk AS, ADR	8,548,151
101,556	Roche Holding AG, ADR	3,542,273
		15,359,943
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2024
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Professional Services — 0.6%
24,600	Equifax, Inc.	$6,269,310
	Real Estate Management & Development — 1.6%
140,200	CBRE Group, Inc., Class A(a)	18,406,858
	Semiconductors & Semiconductor Equipment — 6.1%
86,186	ARM Holdings PLC, ADR(a)	10,631,905
377,755	NVIDIA Corp.	50,728,719
50,701	QUALCOMM, Inc.	7,788,688
		69,149,312
	Software — 7.5%
52,059	Autodesk, Inc.(a)	15,387,078
34,687	Microsoft Corp.	14,620,570
150,634	Oracle Corp.	25,101,650
63,893	Salesforce, Inc.	21,361,347
33,498	Workday, Inc., Class A(a)	8,643,489
		85,114,134
	Textiles, Apparel & Luxury Goods — 0.2%
333,371	Under Armour, Inc., Class A(a)	2,760,312
	Total Common Stocks (Identified Cost $667,439,175)	1,107,372,591

Principal Amount
Short-Term Investments — 2.0%
$22,167,869	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $22,170,948 on 1/02/2025 collateralized by $22,331,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $22,611,400 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $22,167,869)	22,167,869
	Total Investments — 100.1% (Identified Cost $689,607,044)	1,129,540,460
	Other assets less liabilities — (0.1)%	(886,127)
	Net Assets — 100.0%	$1,128,654,333

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at December 31, 2024
Interactive Media & Services	8.5%
Software	7.5
Capital Markets	7.4
Banks	6.7
Automobiles	6.2
Semiconductors & Semiconductor Equipment	6.1
Oil, Gas & Consumable Fuels	5.3
Entertainment	5.3
Financial Services	4.7
Broadline Retail	3.4
Insurance	3.3
Consumer Finance	2.8
Beverages	2.4
Machinery	2.3
Biotechnology	2.2
Life Sciences Tools & Services	2.1
Media	2.0
Other Investments, less than 2% each	19.9
Short-Term Investments	2.0
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 4.9%
11,615	Axon Enterprise, Inc.(a)	$6,903,027
135,325	Embraer SA, ADR(a)	4,963,721
		11,866,748
	Banks — 6.3%
78,005	Comerica, Inc.	4,824,609
60,570	Western Alliance Bancorp	5,060,018
98,780	Zions Bancorp NA	5,358,815
		15,243,442
	Building Products — 4.3%
19,815	AAON, Inc.	2,331,829
15,960	Allegion PLC	2,085,654
80,600	AZEK Co., Inc.(a)	3,826,082
15,095	Builders FirstSource, Inc.(a)	2,157,528
		10,401,093
	Capital Markets — 6.5%
21,055	ARES Management Corp., Class A	3,727,367
116,165	Blue Owl Capital, Inc.	2,701,998
7,385	MSCI, Inc.	4,431,074
64,310	Nasdaq, Inc.	4,971,806
		15,832,245
	Communications Equipment — 1.1%
5,910	Motorola Solutions, Inc.	2,731,779
	Construction Materials — 3.0%
28,675	Vulcan Materials Co.	7,376,070
	Consumer Staples Distribution & Retail — 2.1%
61,410	Performance Food Group Co.(a)	5,192,216
	Electrical Equipment — 4.9%
12,945	AMETEK, Inc.	2,333,466
11,990	GE Vernova, Inc.	3,943,871
7,805	Hubbell, Inc.	3,269,436
17,550	nVent Electric PLC	1,196,208
10,260	Vertiv Holdings Co., Class A	1,165,638
		11,908,619
	Electronic Equipment, Instruments & Components — 2.4%
14,790	CDW Corp.	2,574,052
16,520	Celestica, Inc.(a)	1,524,796
8,040	Fabrinet(a)	1,767,835
		5,866,683
	Energy Equipment & Services — 2.8%
234,010	TechnipFMC PLC	6,772,249
	Financial Services — 2.1%
31,082	Apollo Global Management, Inc.	5,133,503
	Ground Transportation — 3.6%
21,520	TFI International, Inc.	2,907,137
43,840	XPO, Inc.(a)	5,749,616
		8,656,753
	Hotels, Restaurants & Leisure — 11.6%
299,795	Carnival Corp.(a)	7,470,891
11,380	Domino's Pizza, Inc.	4,776,869
19,770	DoorDash, Inc., Class A(a)	3,316,418
54,470	Royal Caribbean Cruises Ltd.	12,565,684
		28,129,862
Shares	Description	Value (†)
	Household Durables — 2.7%
16,800	DR Horton, Inc.	$2,348,976
33,555	Toll Brothers, Inc.	4,226,252
		6,575,228
	Independent Power & Renewable Electricity Producers — 1.9%
33,275	Vistra Corp.	4,587,624
	Industrial REITs — 3.9%
59,425	EastGroup Properties, Inc.	9,537,118
	Insurance — 3.0%
10,000	Allstate Corp.	1,927,900
45,590	Kemper Corp.	3,029,000
10,470	Reinsurance Group of America, Inc.	2,236,706
		7,193,606
	IT Services — 0.7%
7,665	MongoDB, Inc.(a)	1,784,489
	Life Sciences Tools & Services — 3.2%
18,930	Agilent Technologies, Inc.	2,543,056
124,460	Avantor, Inc.(a)	2,622,372
45,135	Bruker Corp.	2,645,814
		7,811,242
	Machinery — 4.9%
15,145	Crane Co.	2,298,254
63,585	Flowserve Corp.	3,657,409
82,750	Helios Technologies, Inc.	3,693,960
12,315	Lincoln Electric Holdings, Inc.	2,308,693
		11,958,316
	Oil, Gas & Consumable Fuels — 1.9%
20	Frontera Energy Corp.	120
127,195	Range Resources Corp.	4,576,476
		4,576,596
	Professional Services — 1.1%
6,965	CACI International, Inc., Class A(a)	2,814,278
	Real Estate Management & Development — 3.0%
566,990	Cushman & Wakefield PLC(a)	7,416,229
	Semiconductors & Semiconductor Equipment — 6.2%
112,240	Marvell Technology, Inc.	12,396,908
4,415	Monolithic Power Systems, Inc.	2,612,356
		15,009,264
	Software — 2.5%
10,375	Tyler Technologies, Inc.(a)	5,982,640
	Specialized REITs — 0.9%
14,535	Extra Space Storage, Inc.	2,174,436
	Specialty Retail — 3.1%
771	AutoZone, Inc.(a)	2,468,742
26,385	Best Buy Co., Inc.	2,263,833
11,940	Dick's Sporting Goods, Inc.	2,732,350
		7,464,925
	Textiles, Apparel & Luxury Goods — 2.0%
71,435	Skechers USA, Inc., Class A(a)	4,803,289
	Trading Companies & Distributors — 2.4%
24,725	Herc Holdings, Inc.	4,681,184
8,530	SiteOne Landscape Supply, Inc.(a)	1,123,998
		5,805,182
	Total Common Stocks (Identified Cost $181,852,021)	240,605,724
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.8%
$1,997,335	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $1,997,613 on 1/02/2025 collateralized by $2,012,100 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $2,037,378 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,997,335)	$1,997,335
	Total Investments — 99.8% (Identified Cost $183,849,356)	242,603,059
	Other assets less liabilities — 0.2%	605,122
	Net Assets — 100.0%	$243,208,181

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
Industry Summary at December 31, 2024
Hotels, Restaurants & Leisure	11.6%
Capital Markets	6.5
Banks	6.3
Semiconductors & Semiconductor Equipment	6.2
Machinery	4.9
Electrical Equipment	4.9
Aerospace & Defense	4.9
Building Products	4.3
Industrial REITs	3.9
Ground Transportation	3.6
Life Sciences Tools & Services	3.2
Specialty Retail	3.1
Real Estate Management & Development	3.0
Construction Materials	3.0
Insurance	3.0
Energy Equipment & Services	2.8
Household Durables	2.7
Software	2.5
Electronic Equipment, Instruments & Components	2.4
Trading Companies & Distributors	2.4
Consumer Staples Distribution & Retail	2.1
Financial Services	2.1
Textiles, Apparel & Luxury Goods	2.0
Other Investments, less than 2% each	7.6
Short-Term Investments	0.8
Total Investments	99.8
Other assets less liabilities	0.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 94.3% of Net Assets
	Aerospace & Defense — 2.6%
171,205	BWX Technologies, Inc.	$19,070,525
67,250	Huntington Ingalls Industries, Inc.	12,708,232
		31,778,757
	Air Freight & Logistics — 1.3%
356,330	GXO Logistics, Inc.(a)	15,500,355
	Banks — 16.4%
732,455	Cadence Bank	25,233,075
588,341	Comerica, Inc.	36,388,891
201,787	Cullen/Frost Bankers, Inc.	27,089,905
300,674	Prosperity Bancshares, Inc.	22,655,786
545,559	United Bankshares, Inc.	20,485,740
432,043	Western Alliance Bancorp	36,092,872
601,435	Zions Bancorp NA	32,627,849
		200,574,118
	Building Products — 1.7%
172,960	AAON, Inc.	20,353,933
	Capital Markets — 1.8%
515,210	Artisan Partners Asset Management, Inc., Class A	22,179,790
	Chemicals — 4.2%
1,624,061	Element Solutions, Inc.	41,299,871
78,347	Hawkins, Inc.	9,610,827
		50,910,698
	Communications Equipment — 1.8%
258,270	Ciena Corp.(a)	21,903,879
	Construction & Engineering — 1.5%
58,315	Valmont Industries, Inc.	17,883,461
	Consumer Finance — 1.6%
184,231	FirstCash Holdings, Inc.	19,086,332
	Electric Utilities — 1.5%
429,426	Portland General Electric Co.	18,731,562
	Electronic Equipment, Instruments & Components — 4.9%
322,040	Celestica, Inc.(a)	29,724,292
73,890	Fabrinet(a)	16,246,933
94,625	Insight Enterprises, Inc.(a)	14,392,463
		60,363,688
	Ground Transportation — 1.5%
779,885	RXO, Inc.(a)	18,592,458
	Health Care Equipment & Supplies — 2.0%
211,005	Globus Medical, Inc., Class A(a)	17,452,223
118,640	TransMedics Group, Inc.(a)	7,397,204
		24,849,427
	Health Care Providers & Services — 3.2%
360,510	Acadia Healthcare Co., Inc.(a)	14,294,221
256,240	HealthEquity, Inc.(a)	24,586,228
		38,880,449
	Hotels, Restaurants & Leisure — 1.7%
447,353	Red Rock Resorts, Inc., Class A	20,685,603
	Household Durables — 2.8%
127,168	Champion Homes, Inc.(a)	11,203,501
129,210	Installed Building Products, Inc.	22,644,052
		33,847,553
	Industrial REITs — 1.6%
563,147	STAG Industrial, Inc.	19,045,631
Shares	Description	Value (†)
	Insurance — 4.5%
497,076	First American Financial Corp.	$31,037,425
256,146	Selective Insurance Group, Inc.	23,954,774
		54,992,199
	Life Sciences Tools & Services — 1.3%
260,935	Bruker Corp.	15,296,010
	Machinery — 4.9%
72,250	Alamo Group, Inc.	13,431,998
231,470	Columbus McKinnon Corp.	8,619,943
156,795	John Bean Technologies Corp.	19,928,644
52,074	Lincoln Electric Holdings, Inc.	9,762,313
78,005	Oshkosh Corp.	7,415,935
		59,158,833
	Marine Transportation — 0.8%
93,715	Kirby Corp.(a)	9,915,047
	Metals & Mining — 1.6%
201,422	Materion Corp.	19,916,607
	Mortgage Real Estate Investment Trusts (REITs) — 3.1%
2,257,725	AGNC Investment Corp.	20,793,647
1,667,170	MFA Financial, Inc.	16,988,462
		37,782,109
	Oil, Gas & Consumable Fuels — 5.9%
554,535	Antero Resources Corp.(a)	19,436,452
314,915	Matador Resources Co.	17,717,118
575,132	Murphy Oil Corp.	17,403,494
1,190,445	Permian Resources Corp.	17,118,599
		71,675,663
	Personal Care Products — 1.1%
1,940,546	Coty, Inc., Class A(a)	13,506,200
	Professional Services — 0.9%
192,830	ManpowerGroup, Inc.	11,130,148
	Real Estate Management & Development — 2.5%
2,322,480	Cushman & Wakefield PLC(a)	30,378,038
	Retail REITs — 1.6%
483,696	NNN REIT, Inc.	19,758,982
	Semiconductors & Semiconductor Equipment — 1.6%
415,876	MaxLinear, Inc.(a)	8,226,027
222,326	Rambus, Inc.(a)	11,752,153
		19,978,180
	Specialty Retail — 3.1%
517,298	Valvoline, Inc.(a)	18,715,842
807,820	Warby Parker, Inc., Class A(a)	19,557,322
		38,273,164
	Textiles, Apparel & Luxury Goods — 3.0%
755,940	Capri Holdings Ltd.(a)	15,920,097
445,885	Gildan Activewear, Inc.	20,978,889
		36,898,986
	Trading Companies & Distributors — 6.3%
320,667	Beacon Roofing Supply, Inc.(a)	32,573,354
86,859	GATX Corp.	13,459,671
192,547	H&E Equipment Services, Inc.	9,427,101
398,205	Rush Enterprises, Inc., Class A	21,817,652
		77,277,778
	Total Common Stocks (Identified Cost $1,020,560,625)	1,151,105,638
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of December 31, 2024
Vaughan Nelson Small Cap Value Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 5.7%
$69,566,652	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $69,576,314 on 1/02/2025 collateralized by $70,079,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $70,958,073 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $69,566,652)	$69,566,652
	Total Investments — 100.0% (Identified Cost $1,090,127,277)	1,220,672,290
	Other assets less liabilities — (0.0)%	(388,464)
	Net Assets — 100.0%	$1,220,283,826

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at December 31, 2024
Banks	16.4%
Trading Companies & Distributors	6.3
Oil, Gas & Consumable Fuels	5.9
Electronic Equipment, Instruments & Components	4.9
Machinery	4.9
Insurance	4.5
Chemicals	4.2
Health Care Providers & Services	3.2
Specialty Retail	3.1
Mortgage Real Estate Investment Trusts (REITs)	3.1
Textiles, Apparel & Luxury Goods	3.0
Household Durables	2.8
Aerospace & Defense	2.6
Real Estate Management & Development	2.5
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	24.9
Short-Term Investments	5.7
Total Investments	100.0
Other assets less liabilities	(0.0)*
Net Assets	100.0%

*	Less than 0.1%
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities
December 31, 2024

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$26,026,219	$732,532,466	$271,139,286	$689,607,044
Net unrealized appreciation (depreciation)	3,948,880	137,060,769	(6,296,368)	439,933,416
Investments at value	29,975,099	869,593,235	264,842,918	1,129,540,460
Cash	38,105	—	14	13,903
Foreign currency at value (identified cost $29,013, $0, $677 and $0, respectively)	28,050	—	657	—
Receivable for Fund shares sold	12,018	4,602,588	1,041,290	1,242,778
Receivable for securities sold	—	—	322,872	227,043
Dividends and interest receivable	37,023	360,628	3,525	276,119
Tax reclaims receivable	81,783	—	3,651,015	324,871
Prepaid expenses	607	612	612	612
TOTAL ASSETS	30,172,685	874,557,063	269,862,903	1,131,625,786
LIABILITIES
Payable for securities purchased	1,022,010	976,470	171,923	445,556
Payable for Fund shares redeemed	37	485,329	231,623	1,125,752
Foreign taxes payable (Note 2)	—	—	26,109	—
Management fees payable (Note 5)	9,704	418,968	136,365	657,830
Deferred Trustees’ fees (Note 5)	12,277	985,817	146,453	562,819
Administrative fees payable (Note 5)	1,141	32,458	10,915	42,073
Payable to distributor (Note 5d)	161	5,724	1,607	4,850
Audit and tax services fees payable	47,554	46,339	47,661	47,376
Other accounts payable and accrued expenses	16,710	66,096	79,604	85,197
TOTAL LIABILITIES	1,109,594	3,017,201	852,260	2,971,453
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$29,063,091	$871,539,862	$269,010,643	$1,128,654,333
NET ASSETS CONSIST OF:
Paid-in capital	$25,113,576	$727,512,321	$406,296,028	$669,516,453
Accumulated earnings (loss)	3,949,515	144,027,541	(137,285,385)	459,137,880
NET ASSETS	$29,063,091	$871,539,862	$269,010,643	$1,128,654,333
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
December 31, 2024
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$316,349	$289,367,789	$111,396,948	$706,643,971
Shares of beneficial interest	29,838	9,804,822	8,259,153	16,334,976
Net asset value and redemption price per share	$10.60	$29.51	$13.49	$43.26
Offering price per share (100/94.25 of net asset value) (Note 1)	$11.25	$31.31	$14.31	$45.90
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,058	$55,187,285	$17,235,345	$28,720,376
Shares of beneficial interest	101	2,487,638	1,294,458	2,038,226
Net asset value and offering price per share	$10.42 *	$22.18	$13.31	$14.09
Class N shares:
Net assets	$10,088,802	$1,717,865	$406,940	$2,206,428
Shares of beneficial interest	948,964	53,196	30,331	37,842
Net asset value, offering and redemption price per share	$10.63	$32.29	$13.42	$58.31
Class Y shares:
Net assets	$18,656,882	$525,266,923	$139,971,410	$391,083,558
Shares of beneficial interest	1,755,867	16,323,814	10,437,196	6,731,313
Net asset value, offering and redemption price per share	$10.63	$32.18	$13.41	$58.10

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Assets and Liabilities (continued)
December 31, 2024

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$183,849,356	$1,090,127,277
Net unrealized appreciation	58,753,703	130,545,013
Investments at value	242,603,059	1,220,672,290
Cash	12	19
Receivable for Fund shares sold	1,223,216	4,112,452
Receivable for securities sold	—	721,631
Dividends and interest receivable	261,146	2,163,980
Prepaid expenses	612	612
TOTAL ASSETS	244,088,045	1,227,670,984
LIABILITIES
Payable for securities purchased	4,695	4,261,188
Payable for Fund shares redeemed	345,252	1,818,831
Management fees payable (Note 5)	139,399	868,910
Deferred Trustees’ fees (Note 5)	299,274	252,778
Administrative fees payable (Note 5)	9,641	46,003
Payable to distributor (Note 5d)	1,523	10,859
Audit and tax services fees payable	47,198	46,452
Other accounts payable and accrued expenses	32,882	82,137
TOTAL LIABILITIES	879,864	7,387,158
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$243,208,181	$1,220,283,826
NET ASSETS CONSIST OF:
Paid-in capital	$176,757,970	$1,098,424,001
Accumulated earnings	66,450,211	121,859,825
NET ASSETS	$243,208,181	$1,220,283,826
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$42,321,049	$152,088,164
Shares of beneficial interest	1,760,131	7,795,735
Net asset value and redemption price per share	$24.04	$19.51
Offering price per share (100/94.25 of net asset value) (Note 1)	$25.51	$20.70
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,425,988	$12,948,173
Shares of beneficial interest	114,652	1,988,333
Net asset value and offering price per share	$21.16	$6.51
Class N shares:
Net assets	$52,212,944	$111,877,273
Shares of beneficial interest	2,126,152	5,367,967
Net asset value, offering and redemption price per share	$24.56	$20.84
Class Y shares:
Net assets	$146,248,200	$943,370,216
Shares of beneficial interest	5,945,347	45,335,251
Net asset value, offering and redemption price per share	$24.60	$20.81

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
15 |

Statements of Operations
For the Year Ended December 31, 2024

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$545,660(a )	$14,355,538	$11,224,819	$11,114,466
Interest	23,365	1,345,500	351,330	1,140,844
Less net foreign taxes withheld	(30,936)	(54,057)	(909,569)	(64,769)
	538,089	15,646,981	10,666,580	12,190,541
Expenses
Management fees (Note 5)	286,279	5,278,165	2,850,799	7,057,328
Service and distribution fees (Note 5)	462	1,273,575	554,701	1,957,293
Administrative fees (Note 5)	16,890	363,520	159,695	466,367
Trustees' fees and expenses (Note 5)	19,821	240,431	58,089	166,859
Transfer agent fees and expenses (Notes 5, 6 and 7)	15,594	672,943	645,497	624,984
Audit and tax services fees	47,570	46,495	47,769	47,684
Custodian fees and expenses	19,461	29,790	97,315	41,469
Interest expense (Note 11)	1,262	—	—	—
Legal fees	1,293	26,951	13,026	36,158
Registration fees	77,528	144,669	78,026	82,494
Shareholder reporting expenses	13,874	69,048	53,184	58,795
Miscellaneous expenses	44,075	49,040	57,981	64,981
Total expenses	544,109	8,194,627	4,616,082	10,604,412
Less waiver and/or expense reimbursement (Note 5)	(191,877)	(402,929)	(814,619)	(919)
Less expense offset (Note 7)	(818)	(33,948)	(5,988)	(44,556)
Net expenses	351,414	7,757,750	3,795,475	10,558,937
Net investment income	186,675	7,889,231	6,871,105	1,631,604
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	569,956	56,970,368	14,920,777	109,516,323
Foreign currency transactions (Note 2c)	(8,507)	—	(104,651)	(2,268)
Net change in unrealized appreciation (depreciation) on:
Investments	4,352,430	54,122,326	(37,347,473)	125,258,170
Foreign currency translations (Note 2c)	(8,774)	—	(218,854)	75
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions	4,905,105	111,092,694	(22,750,201)	234,772,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,091,780	$118,981,925	$(15,879,096)	$236,403,904

(a)	Includes a non-recurring dividend of $68,876.
See accompanying notes to financial statements.
| 16

Statements of Operations (continued)
For the Year Ended December 31, 2024

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$2,679,634	$20,001,241
Interest	119,397	1,448,720
Less net foreign taxes withheld	(7,327)	(51,898)
	2,791,704	21,398,063
Expenses
Management fees (Note 5)	1,911,523	8,955,710
Service and distribution fees (Note 5)	131,395	428,386
Administrative fees (Note 5)	112,873	465,271
Trustees' fees and expenses (Note 5)	84,200	104,135
Transfer agent fees and expenses (Notes 5, 6 and 7)	190,363	1,119,011
Audit and tax services fees	47,202	46,706
Custodian fees and expenses	18,710	49,328
Legal fees	8,755	31,127
Registration fees	73,766	153,200
Shareholder reporting expenses	26,170	116,879
Miscellaneous expenses	36,177	52,473
Total expenses	2,641,134	11,522,226
Expense recovery (Note 5)	—	2,423
Less waiver and/or expense reimbursement (Note 5)	(245,009)	(563,191)
Less expense offset (Note 7)	(4,318)	(33,948)
Net expenses	2,391,807	10,927,510
Net investment income	399,897	10,470,553
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	39,420,826	11,572,406
Net change in unrealized appreciation (depreciation) on:
Investments	5,400,104	28,499,529
Net realized and unrealized gain on Investments	44,820,930	40,071,935
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,220,827	$50,542,488
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$186,675	$112,387	$7,889,231	$3,821,044
Net realized gain on investments and foreign currency transactions	561,449	175,427	56,970,368	27,353,836
Net change in unrealized appreciation on investments and foreign currency translations	4,343,656	4,979,196	54,122,326	89,789,474
Net increase in net assets resulting from operations	5,091,780	5,267,010	118,981,925	120,964,354
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,516)	(506)	(18,798,910)	(8,928,576)
Class C	—	—	(4,334,342)	(2,146,898)
Class N	(71,151)	(157,071)	(100,842)	(22,322)
Class Y	(117,292)	(27,691)	(32,229,887)	(11,189,568)
Total distributions	(189,959)	(185,268)	(55,463,981)	(22,287,364)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(6,562,742)	1,061,444	170,530,283	190,347,088
Net increase (decrease) in net assets	(1,660,921)	6,143,186	234,048,227	289,024,078
NET ASSETS
Beginning of the year	30,724,012	24,580,826	637,491,635	348,467,557
End of the year	$29,063,091	$30,724,012	$871,539,862	$637,491,635
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$6,871,105	$7,334,287	$1,631,604	$1,371,572
Net realized gain (loss) on investments and foreign currency transactions	14,816,126	(7,845,466)	109,514,055	50,768,461
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(37,566,327)	66,111,459	125,258,245	211,753,623
Net increase (decrease) in net assets resulting from operations	(15,879,096)	65,600,280	236,403,904	263,893,656
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,243,144)	(2,424,146)	(42,783,994)	(46,461,965)
Class C	(343,633)	(211,014)	(4,757,892)	(5,579,179)
Class N	(13,014)	(6,886)	(111,145)	(13,778)
Class Y	(4,519,229)	(4,204,232)	(18,605,636)	(19,320,721)
Total distributions	(8,119,020)	(6,846,278)	(66,258,667)	(71,375,643)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(95,623,559)	(30,035,491)	(6,952,176)	39,116,768
Net increase (decrease) in net assets	(119,621,675)	28,718,511	163,193,061	231,634,781
NET ASSETS
Beginning of the year	388,632,318	359,913,807	965,461,272	733,826,491
End of the year	$269,010,643	$388,632,318	$1,128,654,333	$965,461,272
See accompanying notes to financial statements.
19 |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$399,897	$1,119,082	$10,470,553	$2,813,425
Net realized gain (loss) on investments	39,420,826	19,749,361	11,572,406	(9,629,084)
Net change in unrealized appreciation on investments	5,400,104	16,342,125	28,499,529	96,818,512
Net increase in net assets resulting from operations	45,220,827	37,210,568	50,542,488	90,002,853
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,677,497)	(125,295)	(2,131,162)	(318,831)
Class C	(297,120)	—	(492,839)	(67,551)
Class N	(5,450,517)	(367,799)	(1,725,379)	(12,034)
Class Y	(15,866,769)	(766,274)	(14,093,624)	(2,375,163)
Total distributions	(26,291,903)	(1,259,368)	(18,443,004)	(2,773,579)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(26,374,992)	(47,517,639)	536,052,143	374,368,392
Net increase (decrease) in net assets	(7,446,068)	(11,566,439)	568,151,627	461,597,666
NET ASSETS
Beginning of the year	250,654,249	262,220,688	652,132,199	190,534,533
End of the year	$243,208,181	$250,654,249	$1,220,283,826	$652,132,199
See accompanying notes to financial statements.
| 20

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.42	$7.84	$9.57	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03 (b)	0.01	0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	1.20	1.60	(1.71)	(0.41)	0.13
Total from Investment Operations	1.23	1.61	(1.69)	(0.42)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.03)	(0.04)	(0.01)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.05)	(0.03)	(0.04)	(0.14)	(0.01)
Net asset value, end of the period	$10.60	$9.42	$7.84	$9.57	$10.13
Total return(c)(d)	13.09%(b)	20.56%	(17.71)%	(4.07)%	1.37%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$316	$151	$125	$113	$1
Net expenses(f)	1.21%(g)	1.20%	1.20%	1.20%	1.20%(h)
Gross expenses	1.75%(g)	1.87%	2.05%	2.71%	13.05%(h)
Net investment income (loss)	0.28%(b)	0.12%	0.26%	(0.07)%	1.28%(h)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 12.98% and the ratio of net investment income to average net assets would have been 0.12%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.74%.
(h)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.29	$7.77	$9.51	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)(b)	(0.06)	0.02	(0.09)	0.00 (c)
Net realized and unrealized gain (loss)	1.18	1.58	(1.76)	(0.40)	0.13
Total from Investment Operations	1.13	1.52	(1.74)	(0.49)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	—	—	(0.00)(c)	(0.00)(c)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	—	—	(0.13)	(0.00)
Net asset value, end of the period	$10.42	$9.29	$7.77	$9.51	$10.13
Total return(d)(e)	12.19%(b)	19.56%	(18.30)%	(4.79)%	1.33%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$38	$1
Net expenses(g)	1.95%(h)	1.95%	1.95%	1.95%	1.95%(i)
Gross expenses	2.57%(h)	2.53%	2.79%	3.46%	13.78%(i)
Net investment income (loss)	(0.55)%(b)	(0.68)%	0.21%	(0.90)%	0.55%(i)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 12.08% and the ratio of net investment loss to average net assets would have been (0.75)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes interest expense of less than 0.01%.
(i)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05 (b)	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss)	1.21	1.61	(1.72)	(0.42)	0.13
Total from Investment Operations	1.26	1.65	(1.67)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.06)	(0.06)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.07)	(0.06)	(0.06)	(0.16)	(0.01)
Net asset value, end of the period	$10.63	$9.44	$7.85	$9.58	$10.13
Total return(c)	13.36%(b)	20.99%	(17.47)%	(3.77)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,089	$25,661	$21,331	$22,953	$15,206
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.90%(g)
Gross expenses	1.39%(f)	1.47%	1.67%	1.58%	6.48%(g)
Net investment income	0.47%(b)	0.41%	0.62%	0.29%	1.43%(g)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 13.26% and the ratio of net investment income to average net assets would have been 0.29%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense of less than 0.01%.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06 (b)	0.03	0.04	0.02	0.01
Net realized and unrealized gain (loss)	1.20	1.61	(1.72)	(0.41)	0.13
Total from Investment Operations	1.26	1.64	(1.68)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.07)	(0.05)	(0.05)	(0.16)	(0.01)
Net asset value, end of the period	$10.63	$9.44	$7.85	$9.58	$10.13
Total return(c)	13.45%(b)	20.81%	(17.50)%	(3.81)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,657	$4,911	$3,124	$222	$12
Net expenses(e)	0.96%(f)	0.95%	0.95%	0.95%	0.95%(g)
Gross expenses	1.50%(f)	1.62%	1.80%	2.46%	12.58%(g)
Net investment income	0.54%(b)	0.32%	0.47%	0.19%	1.63%(g)
Portfolio turnover rate	36%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 13.23% and the ratio of net investment income to average net assets would have been 0.34%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.49%.
(g)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$27.24	$21.55	$29.04	$23.20	$22.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.20	0.17	0.07	0.11 (b)
Net realized and unrealized gain (loss)	4.04	6.48	(4.00)	7.81	2.78
Total from Investment Operations	4.29	6.68	(3.83)	7.88	2.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.16)	(0.20)	(0.05)	(0.12)
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(2.02)	(0.99)	(3.66)	(2.04)	(2.14)
Net asset value, end of the period	$29.51	$27.24	$21.55	$29.04	$23.20
Total return(c)	15.82%(d)	30.96%(d)	(13.30)%(d)	33.97%(d)	13.01%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$289,368	$257,098	$192,750	$222,435	$170,702
Net expenses	1.04%(e)(f)	1.05%(e)	1.05%(e)	1.12%(e)(g)	1.20%(h)
Gross expenses	1.09%	1.15%	1.10%	1.14%	1.20%(h)
Net investment income	0.86%	0.81%	0.65%	0.25%	0.53%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2024, the expense limit decreased from 1.05% to 1.03%. See Note 5 of Notes to Financial Statements.
(g)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(h)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.92	$16.74	$23.50	$19.17	$18.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	(0.02)	(0.12)	(0.04)(b)
Net realized and unrealized gain (loss)	3.08	5.01	(3.23)	6.44	2.31
Total from Investment Operations	3.11	5.02	(3.25)	6.32	2.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.01)	(0.05)	(0.00)(c)	—
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(1.85)	(0.84)	(3.51)	(1.99)	(2.02)
Net asset value, end of the period	$22.18	$20.92	$16.74	$23.50	$19.17
Total return(d)	14.95%(e)	29.99%(e)	(13.97)%(e)	32.99%(e)	12.15%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$55,187	$55,880	$51,987	$50,042	$35,940
Net expenses	1.79%(f)(g)	1.80%(f)	1.80%(f)	1.87%(f)(h)	1.95%
Gross expenses	1.84%	1.90%	1.85%	1.89%	1.95%
Net investment income (loss)	0.11%	0.05%	(0.10)%	(0.49)%	(0.23)%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2024, the expense limit decreased from 1.80% to 1.78%. See Note 5 of Notes to Financial Statements.
(h)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$29.63	$23.36	$31.13	$24.72	$23.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.30	0.26	0.23	0.18 (b)
Net realized and unrealized gain (loss)	4.39	7.03	(4.29)	8.31	2.98
Total from Investment Operations	4.77	7.33	(4.03)	8.54	3.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.23)	(0.28)	(0.14)	(0.20)
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(2.11)	(1.06)	(3.74)	(2.13)	(2.22)
Net asset value, end of the period	$32.29	$29.63	$23.36	$31.13	$24.72
Total return(c)	16.17%	31.35%	(13.06)%	34.54%	13.41%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,718	$647	$517	$682	$364
Net expenses(d)	0.74%(e)	0.75%	0.75%	0.80%(f)	0.86%
Gross expenses	0.89%(g)	1.03%	0.93%	1.55%	1.05%
Net investment income	1.16%	1.11%	0.93%	0.79%	0.85%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.75% to 0.73%. See Note 5 of Notes to Financial Statements.
(f)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
(g)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.87%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$29.53	$23.29	$31.04	$24.68	$23.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.31	0.25	0.17	0.17 (b)
Net realized and unrealized gain (loss)	4.39	6.98	(4.28)	8.31	2.95
Total from Investment Operations	4.75	7.29	(4.03)	8.48	3.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.22)	(0.26)	(0.13)	(0.17)
Net realized capital gains	(1.76)	(0.83)	(3.46)	(1.99)	(2.02)
Total Distributions	(2.10)	(1.05)	(3.72)	(2.12)	(2.19)
Net asset value, end of the period	$32.18	$29.53	$23.29	$31.04	$24.68
Total return	16.13%(c)	31.28%(c)	(13.10)%(c)	34.35%(c)	13.28%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$525,267	$323,867	$103,213	$99,008	$37,595
Net expenses	0.79%(d)(e)	0.80%(d)	0.80%(d)	0.86%(d)(f)	0.95%
Gross expenses	0.84%	0.90%	0.85%	0.89%	0.95%
Net investment income	1.12%	1.13%	0.89%	0.56%	0.79%(b)
Portfolio turnover rate	51%	40%	69%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2024, the expense limit decreased from 0.80% to 0.78%. See Note 5 of Notes to Financial Statements.
(f)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.64	$12.52	$15.15	$14.15	$13.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.26	0.26 (b)	0.19	0.27 (c)	(0.00)(d)
Net realized and unrealized gain (loss)	(1.01)	2.11	(2.60)	0.96	0.55 (e)
Total from Investment Operations	(0.75)	2.37	(2.41)	1.23	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.25)	(0.22)	(0.23)	(0.03)
Net asset value, end of the period	$13.49	$14.64	$12.52	$15.15	$14.15
Total return(f)(g)	(5.13)%	18.94%(b)	(15.91)%	8.73%(c)	4.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$111,397	$142,825	$120,316	$152,900	$131,630
Net expenses(h)	1.15%	1.15%	1.15%	1.17%(i)	1.29%(j)
Gross expenses	1.38%	1.37%	1.38%	1.34%	1.36%
Net investment income (loss)	1.84%	1.84%(b)	1.48%	1.73%(c)	(0.03)%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)	Amount rounds to less than $0.01 per share.
(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A sales charge for Class A shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.42	$12.31	$14.86	$13.85	$13.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.16 (b)	0.10	0.13 (c)	(0.08)
Net realized and unrealized gain (loss)	(1.00)	2.06	(2.55)	0.97	0.52 (d)
Total from Investment Operations	(0.85)	2.22	(2.45)	1.10	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.11)	(0.10)	(0.09)	—
Net asset value, end of the period	$13.31	$14.42	$12.31	$14.86	$13.85
Total return(e)(f)	(5.88)%	18.01%(b)	(16.50)%	7.92%(c)	3.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$17,235	$28,598	$39,202	$69,335	$96,772
Net expenses(g)	1.90%	1.90%	1.90%	1.93%(h)	2.05%(i)
Gross expenses	2.13%	2.12%	2.13%	2.09%	2.11%
Net investment income (loss)	1.08%	1.18%(b)	0.78%	0.85%(c)	(0.76)%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(i)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.57	$12.46	$15.08	$14.09	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.29 (b)	0.32	0.38 (c)	0.04
Net realized and unrealized gain (loss)	(0.94)	2.11	(2.68)	0.89	0.56 (d)
Total from Investment Operations	(0.70)	2.40	(2.36)	1.27	0.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.29)	(0.26)	(0.28)	(0.07)
Net asset value, end of the period	$13.42	$14.57	$12.46	$15.08	$14.09
Total return(e)	(4.82)%	19.30%(b)	(15.65)%	9.01%(c)	4.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$407	$348	$222	$704	$290
Net expenses(f)	0.85%	0.85%	0.85%	0.87%(g)	0.92%(h)
Gross expenses	1.21%(i)	1.44%	1.01%	1.25%	1.17%
Net investment income	1.69%	2.08%(b)	2.56%	2.49%(c)	0.37%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(i)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.19%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$14.56	$12.45	$15.07	$14.08	$13.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.29 (b)	0.22	0.30 (c)	0.04
Net realized and unrealized gain (loss)	(1.00)	2.11	(2.58)	0.96	0.55 (d)
Total from Investment Operations	(0.71)	2.40	(2.36)	1.26	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.29)	(0.26)	(0.27)	(0.07)
Net asset value, end of the period	$13.41	$14.56	$12.45	$15.07	$14.08
Total return(e)	(4.89)%	19.26%(b)	(15.71)%	8.97%(c)	4.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$139,971	$216,862	$200,175	$312,930	$275,468
Net expenses(f)	0.90%	0.90%	0.90%	0.92%(g)	1.03%(h)
Gross expenses	1.13%	1.12%	1.13%	1.09%	1.11%
Net investment income	2.04%	2.08%(b)	1.66%	1.96%(c)	0.41%
Portfolio turnover rate	35%	26%	33%	37%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$36.73	$29.01	$43.12	$39.04	$36.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.04	0.03	(0.11)	(0.05)
Net realized and unrealized gain (loss)	9.26	10.66	(8.89)	8.99	7.66
Total from Investment Operations	9.30	10.70	(8.86)	8.88	7.61
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.03)	(0.03)	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.77)	(2.98)	(5.25)	(4.80)	(5.10)
Net asset value, end of the period	$43.26	$36.73	$29.01	$43.12	$39.04
Total return(b)	25.23%	37.01%	(21.15)%	23.14%	22.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$706,644	$612,653	$512,392	$733,423	$649,754
Net expenses	1.07%	1.10%	1.12%	1.14%	1.17%
Gross expenses	1.07%	1.10%	1.12%	1.14%	1.17%
Net investment income (loss)	0.09%	0.11%	0.09%	(0.25)%	(0.14)%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$13.51	$12.12	$21.82	$21.89	$22.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)	(0.09)	(0.12)	(0.24)	(0.19)
Net realized and unrealized gain (loss)	3.41	4.43	(4.36)	4.97	4.53
Total from Investment Operations	3.31	4.34	(4.48)	4.73	4.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.73)	(2.95)	(5.22)	(4.80)	(5.10)
Net asset value, end of the period	$14.09	$13.51	$12.12	$21.82	$21.89
Total return(b)	24.32%	35.98%	(21.77)%	22.27%	21.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,720	$30,479	$29,356	$57,492	$63,126
Net expenses	1.82%	1.85%	1.87%	1.89%	1.92%
Gross expenses	1.82%	1.85%	1.87%	1.89%	1.92%
Net investment loss	(0.65)%	(0.64)%	(0.66)%	(0.99)%	(0.87)%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$48.71	$37.72	$54.14	$47.84	$43.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.20	0.18	0.03	0.13
Net realized and unrealized gain (loss)	12.30	13.89	(11.23)	11.07	9.20
Total from Investment Operations	12.50	14.09	(11.05)	11.10	9.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.15)	(0.15)	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.90)	(3.10)	(5.37)	(4.80)	(5.10)
Net asset value, end of the period	$58.31	$48.71	$37.72	$54.14	$47.84
Total return(b)	25.60%	37.44%	(20.88)%	23.53%	22.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,206	$224	$167	$177	$172
Net expenses(c)	0.76%	0.78%	0.81%	0.83%	0.84%
Gross expenses	0.82%	1.39%	1.34%	1.38%	1.13%
Net investment income	0.35%	0.43%	0.41%	0.06%	0.31%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$48.54	$37.60	$53.99	$47.74	$43.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.17	0.15	0.00 (b)	0.05
Net realized and unrealized gain (loss)	12.24	13.84	(11.20)	11.05	9.23
Total from Investment Operations	12.43	14.01	(11.05)	11.05	9.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.12)	(0.12)	—	—
Net realized capital gains	(2.72)	(2.95)	(5.22)	(4.80)	(5.10)
Total Distributions	(2.87)	(3.07)	(5.34)	(4.80)	(5.10)
Net asset value, end of the period	$58.10	$48.54	$37.60	$53.99	$47.74
Total return	25.54%	37.35%	(20.95)%	23.48%	22.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$391,084	$322,106	$191,912	$284,738	$243,302
Net expenses	0.82%	0.85%	0.87%	0.89%	0.92%
Gross expenses	0.82%	0.85%	0.87%	0.89%	0.92%
Net investment income	0.34%	0.37%	0.35%	0.00 (c)	0.13%
Portfolio turnover rate	33%	36%	46%	18%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$22.76	$19.64	$22.70	$21.79	$22.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.05	0.11	0.05	0.07
Net realized and unrealized gain (loss)	4.22	3.14	(2.53)	4.52	1.96
Total from Investment Operations	4.21	3.19	(2.42)	4.57	2.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.07)	(0.13)	(0.04)	(0.04)
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	(0.07)	(0.64)	(3.66)	(2.66)
Net asset value, end of the period	$24.04	$22.76	$19.64	$22.70	$21.79
Total return(c)(d)	18.36%	16.26%	(10.80)%	21.32%	10.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$42,321	$38,864	$33,507	$37,849	$30,567
Net expenses(e)	1.15%	1.15%	1.15%	1.17%(f)	1.20%
Gross expenses	1.26%	1.25%	1.21%	1.23%	1.29%
Net investment income (loss)	(0.05)%	0.25%	0.55%	0.22%	0.35%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.48	$17.75	$20.58	$20.15	$21.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.18)	(0.10)	(0.04)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	3.79	2.83	(2.28)	4.18	1.79
Total from Investment Operations	3.61	2.73	(2.32)	4.05	1.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	—	(0.00)(b)	—
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	—	(0.51)	(3.62)	(2.62)
Net asset value, end of the period	$21.16	$20.48	$17.75	$20.58	$20.15
Total return(c)(d)	17.47%	15.38%	(11.46)%	20.44%	9.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,426	$3,650	$7,405	$11,436	$14,023
Net expenses(e)	1.90%	1.90%	1.90%	1.93%(f)	1.95%
Gross expenses	2.01%	2.00%	1.96%	1.98%	2.04%
Net investment loss	(0.82)%	(0.55)%	(0.22)%	(0.56)%	(0.42)%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$23.12	$19.95	$23.05	$22.07	$22.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.11	0.17	0.14	0.13
Net realized and unrealized gain (loss)	4.31	3.19	(2.57)	4.58	2.00
Total from Investment Operations	4.37	3.30	(2.40)	4.72	2.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.13)	(0.19)	(0.12)	(0.10)
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	(0.13)	(0.70)	(3.74)	(2.72)
Net asset value, end of the period	$24.56	$23.12	$19.95	$23.05	$22.07
Total return(c)	18.77%	16.56%	(10.54)%	21.70%	10.83%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$52,213	$63,894	$72,804	$91,416	$17,965
Net expenses(d)	0.85%	0.85%	0.85%	0.86%(e)	0.90%
Gross expenses	0.91%	0.90%	0.87%	0.89%	0.94%
Net investment income	0.23%	0.55%	0.84%	0.55%	0.65%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$23.17	$19.99	$23.09	$22.10	$22.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.10	0.16	0.11	0.12
Net realized and unrealized gain (loss)	4.31	3.20	(2.57)	4.60	2.00
Total from Investment Operations	4.36	3.30	(2.41)	4.71	2.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.18)	(0.10)	(0.09)
Net realized capital gains	(2.93)	—	(0.51)	(3.62)	(2.62)
Total Distributions	(2.93)	(0.12)	(0.69)	(3.72)	(2.71)
Net asset value, end of the period	$24.60	$23.17	$19.99	$23.09	$22.10
Total return(c)	18.69%	16.52%	(10.58)%	21.65%	10.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$146,248	$144,247	$148,505	$226,838	$227,501
Net expenses(d)	0.90%	0.90%	0.90%	0.93%(e)	0.95%
Gross expenses	1.01%	1.00%	0.96%	0.98%	1.04%
Net investment income	0.20%	0.49%	0.78%	0.45%	0.60%
Portfolio turnover rate	109%	94%	53%	71%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$18.88	$15.17	$17.87	$16.69	$15.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.09	(0.02)	0.00 (b)(c)	0.00 (b)
Net realized and unrealized gain (loss)	0.75	3.67	(1.78)	4.98	1.33
Total from Investment Operations	0.91	3.76	(1.80)	4.98	1.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.05)	—	(0.01)	(0.00)(b)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.28)	(0.05)	(0.90)	(3.80)	(0.09)
Net asset value, end of the period	$19.51	$18.88	$15.17	$17.87	$16.69
Total return(d)(e)	4.80%	24.82%	(10.19)%	30.24%(c)	8.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$152,088	$111,268	$66,339	$81,493	$61,571
Net expenses(f)	1.25%	1.25%	1.25%	1.27%(g)	1.32%(h)
Gross expenses	1.31%	1.37%	1.37%	1.43%	1.53%
Net investment income (loss)	0.79%	0.53%	(0.12)%	0.01%(c)	0.02%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$6.51	$5.30	$6.94	$8.34	$7.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	(0.01)	(0.04)	(0.06)(c)	(0.05)
Net realized and unrealized gain (loss)	0.26	1.28	(0.70)	2.45	0.64
Total from Investment Operations	0.26	1.27	(0.74)	2.39	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.06)	—	—	(0.00)(b)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.26)	(0.06)	(0.90)	(3.79)	(0.09)
Net asset value, end of the period	$6.51	$6.51	$5.30	$6.94	$8.34
Total return(d)(e)	4.00%	23.93%	(11.01)%	29.45%(c)	8.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,948	$7,988	$2,118	$966	$983
Net expenses(f)	2.00%	2.00%	2.00%	2.03%(g)	2.07%(h)
Gross expenses	2.06%	2.12%	2.12%	2.19%	2.28%
Net investment income (loss)	0.03%	(0.14)%	(0.74)%	(0.67)%(c)	(0.71)%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.14	$16.16	$18.96	$17.52	$16.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.15	0.04	0.01 (b)	0.04
Net realized and unrealized gain (loss)	0.80	3.93	(1.91)	5.29	1.42
Total from Investment Operations	1.03	4.08	(1.87)	5.30	1.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.10)	(0.03)	(0.07)	(0.05)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.33)	(0.10)	(0.93)	(3.86)	(0.14)
Net asset value, end of the period	$20.84	$20.14	$16.16	$18.96	$17.52
Total return	5.08%	25.24%(c)	(9.95)%(c)	30.64%(b)(c)	9.27%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$111,877	$2,506	$1,493	$1,383	$23
Net expenses	0.95%	0.95%(d)	0.95%(d)	0.97%(d)(e)	1.02%(d)(f)
Gross expenses	0.95%	1.08%	1.10%	1.19%	6.54%
Net investment income	1.08%	0.84%	0.22%	0.03%(b)	0.31%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(f)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
See accompanying notes to financial statements.
43 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$20.11	$16.15	$18.95	$17.51	$16.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.16	0.04	0.06 (b)	0.04
Net realized and unrealized gain (loss)	0.80	3.89	(1.91)	5.23	1.41
Total from Investment Operations	1.02	4.05	(1.87)	5.29	1.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.09)	(0.03)	(0.06)	(0.04)
Net realized capital gains	(0.14)	—	(0.90)	(3.79)	(0.09)
Total Distributions	(0.32)	(0.09)	(0.93)	(3.85)	(0.13)
Net asset value, end of the period	$20.81	$20.11	$16.15	$18.95	$17.51
Total return(c)	5.05%	25.10%	(9.98)%	30.61%(b)	9.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$943,370	$530,371	$120,585	$66,054	$49,315
Net expenses(d)	1.00%	1.00%	1.00%	1.02%(e)	1.07%(f)
Gross expenses	1.06%	1.12%	1.12%	1.18%	1.28%
Net investment income	1.03%	0.91%	0.22%	0.28%(b)	0.26%
Portfolio turnover rate	80%	72%	63%	92%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(f)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
See accompanying notes to financial statements.
| 44

Notes to Financial Statements
December 31, 2024
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Value Fund (“Small Cap Value Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
45 |

Notes to Financial Statements (continued)
December 31, 2024
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
| 46

Notes to Financial Statements (continued)
December 31, 2024
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, distributions in excess of income and/or capital gain, distribution re-designations, foreign currency gains and losses, corporate actions, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims,
47 |

Notes to Financial Statements (continued)
December 31, 2024
capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$189,959	$ —	$189,959	$185,268	$ —	$185,268
Natixis Oakmark Fund	13,340,077	42,123,904	55,463,981	3,814,121	18,473,243	22,287,364
Natixis Oakmark International Fund	8,119,020	—	8,119,020	6,846,278	—	6,846,278
U.S. Equity Opportunities Fund	2,507,799	63,750,868	66,258,667	26,791,709	44,583,934	71,375,643
Mid Cap Fund	3,153,693	23,138,210	26,291,903	1,259,368	—	1,259,368
Small Cap Value Fund	10,180,185	8,262,819	18,443,004	2,773,579	—	2,773,579
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund
Undistributed ordinary income	$ —	$3,915,491	$ —	$327,936
Undistributed long-term capital gains	389,110	12,150,993	—	25,652,681
Total undistributed earnings	389,110	16,066,484	—	25,980,617
Capital loss carryforward:
Short-term:
No expiration date	—	—	(13,150,629)	—
Long-term:
No expiration date	—	—	(108,387,109)	—
Total capital loss carryforward	—	—	(121,537,738)	—
Late-year ordinary and post-October capital loss deferrals*	(10,844)	—	(63,428)	—
Unrealized appreciation (depreciation)	3,583,527	128,946,874	(15,537,766)	433,720,082
Total accumulated earnings (losses)	$3,961,793	$145,013,358	$(137,138,932)	$459,700,699
| 48

Notes to Financial Statements (continued)
December 31, 2024

	Mid Cap Fund	Small Cap Value Fund
Undistributed ordinary income	$3,093,737	$424,019
Undistributed long-term capital gains	5,613,254	—
Total undistributed earnings	8,706,991	424,019
Capital loss carryforward:
Short-term:
No expiration date	—	—
Late-year ordinary and post-October capital loss deferrals*	—	(4,631,846)
Unrealized appreciation	58,042,494	126,320,430
Total accumulated earnings	$66,749,485	$122,112,603

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. International Growth Fund and
Natixis Oakmark International Fund are deferring foreign currency losses and Small Cap Value Fund is deferring capital losses.

As of December 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$26,390,104	$740,646,361	$279,955,089	$695,820,378	$184,560,565	$1,094,351,860
Gross tax appreciation	$6,626,929	$146,992,984	$41,247,245	$457,027,029	$61,817,995	$163,394,486
Gross tax depreciation	(3,045,066)	(18,046,110)	(56,359,436)	(23,306,947)	(3,775,501)	(37,074,056)
Net tax appreciation (depreciation)	$3,581,863	$128,946,874	$(15,112,191)	$433,720,082	$58,042,494	$126,320,430
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market and foreign capital gains taxes.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration
49 |

Notes to Financial Statements (continued)
December 31, 2024
with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2024, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,598,026	$ —	$1,598,026
Belgium	—	407,670	—	407,670
China	4,268,923	1,987,007	—	6,255,930
Denmark	—	1,592,590	—	1,592,590
France	526,630	1,343,486	—	1,870,116
Germany	—	1,381,637	—	1,381,637
Japan	—	766,146	—	766,146
Macau	—	147,337	—	147,337
Netherlands	—	1,627,255	—	1,627,255
Switzerland	262,059	756,660	—	1,018,719
United Kingdom	—	1,347,425	—	1,347,425
United States	4,642,142	2,246,072	—	6,888,214
All Other Common Stocks(a)	3,708,814	—	—	3,708,814
Total Common Stocks	13,408,568	15,201,311	—	28,609,879
Short-Term Investments	—	1,365,220	—	1,365,220
Total Investments	$13,408,568	$16,566,531	$—	$29,975,099

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$829,826,567	$ —	$ —	$829,826,567
Short-Term Investments	—	39,766,668	—	39,766,668
Total Investments	$829,826,567	$39,766,668	$—	$869,593,235

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
December 31, 2024

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,203,587	$ —	$1,203,587
Belgium	—	2,077,652	—	2,077,652
China	—	4,150,792	—	4,150,792
Denmark	—	4,600,057	—	4,600,057
France	—	55,871,949	—	55,871,949
Germany	—	68,636,406	—	68,636,406
India	—	1,968,827	—	1,968,827
Indonesia	—	1,974,281	—	1,974,281
Italy	—	4,704,424	—	4,704,424
Japan	—	6,159,329	—	6,159,329
Korea	—	3,141,472	—	3,141,472
Netherlands	3,241,388	11,427,760	—	14,669,148
Spain	—	2,357,089	—	2,357,089
Sweden	—	9,221,137	—	9,221,137
Switzerland	—	21,277,053	—	21,277,053
United Kingdom	1,168,727	36,882,624	—	38,051,351
All Other Common Stocks(a)	14,924,227	—	—	14,924,227
Total Common Stocks	19,334,342	235,654,439	—	254,988,781
Preferred Stocks(a)	—	3,735,021	—	3,735,021
Participatory Notes(a)	—	658,378	—	658,378
Short-Term Investments	—	5,460,738	—	5,460,738
Total Investments	$19,334,342	$245,508,576	$—	$264,842,918

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,107,372,591	$ —	$ —	$1,107,372,591
Short-Term Investments	—	22,167,869	—	22,167,869
Total Investments	$1,107,372,591	$22,167,869	$—	$1,129,540,460

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$240,605,724	$ —	$ —	$240,605,724
Short-Term Investments	—	1,997,335	—	1,997,335
Total Investments	$240,605,724	$1,997,335	$—	$242,603,059

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
51 |

Notes to Financial Statements (continued)
December 31, 2024

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,151,105,638	$ —	$ —	$1,151,105,638
Short-Term Investments	—	69,566,652	—	69,566,652
Total Investments	$1,151,105,638	$69,566,652	$—	$1,220,672,290

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended December 31, 2024, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$13,492,931	$19,780,081
Natixis Oakmark Fund	515,846,571	400,720,099
Natixis Oakmark International Fund	120,877,474	213,298,502
U.S. Equity Opportunities Fund	336,138,474	405,269,104
Mid Cap Fund	273,113,967	324,982,834
Small Cap Value Fund	1,288,045,650	802,947,364
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
| 52

Notes to Financial Statements (continued)
December 31, 2024
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, except for U.S. Equity Opportunities Fund which is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%
Prior to July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark Fund and U.S. Equity Opportunities Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
U.S. Equity Opportunities Fund	1.12%	1.87%	0.82%	0.87%
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
53 |

Notes to Financial Statements (continued)
December 31, 2024
For the year ended December 31, 2024, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$286,279	$190,445	$95,834	0.75%	0.25%
Natixis Oakmark Fund	5,278,165	401,771	4,876,394	0.64%	0.59%
Natixis Oakmark International Fund	2,850,799	813,724	2,037,075	0.79%	0.57%
U.S. Equity Opportunities Fund	7,057,328	—	7,057,328	0.67%	0.67%
Mid Cap Fund	1,911,523	242,806	1,668,717	0.75%	0.65%
Small Cap Value Fund	8,955,710	—	8,955,710	0.85%	0.85%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
For the year ended December 31, 2024, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Small Cap Value Fund	$70,702	$6,636	$ —	$483,856	$561,194

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
For the year ended December 31, 2024, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Small Cap Value Fund	$2,423
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended December 31, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$451	$3	$8
Natixis Oakmark Fund	697,967	143,902	431,706
Natixis Oakmark International Fund	328,016	56,671	170,014
U.S. Equity Opportunities Fund	1,646,873	77,605	232,815
Mid Cap Fund	103,886	6,877	20,632
Small Cap Value Fund	312,237	29,037	87,112
| 54

Notes to Financial Statements (continued)
December 31, 2024
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended December 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$16,890
Natixis Oakmark Fund	363,520
Natixis Oakmark International Fund	159,695
U.S. Equity Opportunities Fund	466,367
Mid Cap Fund	112,873
Small Cap Value Fund	465,271
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended December 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$10,097
Natixis Oakmark Fund	550,619
Natixis Oakmark International Fund	620,652
U.S. Equity Opportunities Fund	410,212
Mid Cap Fund	173,667
Small Cap Value Fund	1,014,749
As of December 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$161
Natixis Oakmark Fund	5,724
Natixis Oakmark International Fund	1,607
U.S. Equity Opportunities Fund	4,850
Mid Cap Fund	1,523
Small Cap Value Fund	10,859
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
55 |

Notes to Financial Statements (continued)
December 31, 2024
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2024 were as follows:
Fund	Commissions
Natixis Oakmark Fund	$54,828
Natixis Oakmark International Fund	13,130
U.S. Equity Opportunities Fund	11,574
Mid Cap Fund	1,411
Small Cap Value Fund	12,127
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Effective January 1, 2025, the Chairperson of the Board of Trustees will receive a retainer fee at the annual rate of $410,000 and each Independent Trustee (other than the Chairperson) will receive, in the aggregate, a retainer fee at the annual rate of $235,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each will receive an additional retainer fee at the annual rate of $30,000. All other Trustees fees will remain unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of December 31, 2024, Natixis and affiliates held shares of International Growth Fund representing 71.97% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2025 and is not subject to recovery under the expense limitation agreement described above.
| 56

Notes to Financial Statements (continued)
December 31, 2024
For the year ended December 31, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$1,432
Natixis Oakmark Fund	1,158
Natixis Oakmark International Fund	895
U.S. Equity Opportunities Fund	919
Mid Cap Fund	2,203
Small Cap Value Fund	1,997
i. Interfund Transactions. A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Trustees. For the year ended December 31, 2024, Natixis Oakmark International Fund engaged in purchase transactions of $82,259 with an affiliate of Natixis in compliance with Rule 17a-7 of the 1940 Act pursuant to procedures adopted by the Board of Trustees.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended December 31, 2024, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$196	$1	$1,432	$13,147
Natixis Oakmark Fund	216,363	44,613	1,158	376,861
Natixis Oakmark International Fund	232,973	40,232	895	365,409
U.S. Equity Opportunities Fund	363,071	17,189	919	199,249
Mid Cap Fund	40,610	2,696	2,203	140,536
Small Cap Value Fund	137,238	12,824	1,997	933,004
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2024, none of the Funds had borrowings under this agreement.
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not
57 |

Notes to Financial Statements (continued)
December 31, 2024
formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5g)	Total Percentage of Ownership
International Growth Fund	1	6.77%	71.97%	78.74%
Natixis Oakmark International Fund	1	15.95%	—	15.95%
U.S. Equity Opportunities Fund	1	6.86%	—	6.86%
Mid Cap Fund	3	35.27%	—	35.27%
Small Cap Value Fund	1	7.72%	—	7.72%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Interest Expense. The Funds incur interest expense on cash (including foreign currency) overdrafts at the custodian bank and, for International Growth Fund, foreign currency debit balances at brokers. Interest expense incurred for the year ended December 31, 2024 is reflected on the Statements of Operations.
| 58

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	14,207	$154,136	2,503	$21,700
Issued in connection with the reinvestment of distributions	143	1,516	54	506
Redeemed	(537)	(5,285)	(2,485)	(22,346)
Net change	13,813	$150,367	72	$(140)
Class N
Issued from the sale of shares	100	$1,000	—	$ —
Issued in connection with the reinvestment of distributions	2,173	23,137	1,970	18,612
Redeemed	(1,772,768)	(19,501,016)	—	—
Net change	(1,770,495)	$(19,476,879)	1,970	$18,612
Class Y
Issued from the sale of shares	1,242,377	$12,841,763	119,836	$1,017,450
Issued in connection with the reinvestment of distributions	10,850	115,638	2,930	27,691
Redeemed	(17,876)	(193,631)	(246)	(2,169)
Net change	1,235,351	$12,763,770	122,520	$1,042,972
Increase (decrease) from capital share transactions	(521,331)	$(6,562,742)	124,562	$1,061,444

	Year Ended December 31, 2024		Year Ended December 31, 2023
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,121,602	$33,121,501	1,386,710	$35,188,050
Issued in connection with the reinvestment of distributions	578,301	17,001,350	293,448	8,029,053
Redeemed	(1,333,089)	(39,476,023)	(1,187,356)	(29,357,878)
Net change	366,814	$10,646,828	492,802	$13,859,225
Class C
Issued from the sale of shares	561,955	$12,611,742	528,152	$10,385,091
Issued in connection with the reinvestment of distributions	179,861	3,980,731	93,146	1,956,916
Redeemed	(925,075)	(21,046,076)	(1,055,818)	(19,902,093)
Net change	(183,259)	$(4,453,603)	(434,520)	$(7,560,086)
Class N
Issued from the sale of shares	35,199	$1,153,493	288	$7,742
Issued in connection with the reinvestment of distributions	3,042	97,883	750	22,322
Redeemed	(6,875)	(225,846)	(1,348)	(36,140)
Net change	31,366	$1,025,530	(310)	$(6,076)
Class Y
Issued from the sale of shares	11,810,084	$369,974,574	9,451,057	$262,547,873
Issued in connection with the reinvestment of distributions	985,552	31,583,451	365,614	10,843,953
Redeemed	(7,438,441)	(238,246,497)	(3,282,300)	(89,337,801)
Net change	5,357,195	$163,311,528	6,534,371	$184,054,025
Increase from capital share transactions	5,572,116	$170,530,283	6,592,343	$190,347,088
59 |

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	743,608	$10,583,431	1,688,085	$24,175,449
Issued in connection with the reinvestment of distributions	150,700	2,037,007	108,110	1,581,529
Redeemed	(2,393,970)	(34,284,693)	(1,648,201)	(23,381,209)
Net change	(1,499,662)	$(21,664,255)	147,994	$2,375,769
Class C
Issued from the sale of shares	41,009	$576,880	71,240	$1,010,015
Issued in connection with the reinvestment of distributions	24,525	327,921	13,933	200,718
Redeemed	(754,703)	(10,603,038)	(1,287,224)	(17,896,948)
Net change	(689,169)	$(9,698,237)	(1,202,051)	$(16,686,215)
Class N
Issued from the sale of shares	10,978	$154,980	11,185	$143,685
Issued in connection with the reinvestment of distributions	717	9,625	470	6,845
Redeemed	(5,237)	(73,843)	(5,566)	(78,203)
Net change	6,458	$90,762	6,089	$72,327
Class Y
Issued from the sale of shares	4,207,705	$60,219,863	3,217,650	$45,697,023
Issued in connection with the reinvestment of distributions	311,513	4,189,560	275,316	4,005,582
Redeemed	(8,976,237)	(128,761,252)	(4,671,698)	(65,499,977)
Net change	(4,457,019)	$(64,351,829)	(1,178,732)	$(15,797,372)
Decrease from capital share transactions	(6,639,392)	$(95,623,559)	(2,226,700)	$(30,035,491)
| 60

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	617,333	$25,501,751	678,253	$23,509,035
Issued in connection with the reinvestment of distributions	919,915	40,281,894	1,204,004	43,870,647
Redeemed	(1,880,572)	(76,866,617)	(2,864,385)	(97,156,248)
Net change	(343,324)	$(11,082,972)	(982,128)	$(29,776,566)
Class C
Issued from the sale of shares	271,137	$4,000,373	227,231	$3,297,014
Issued in connection with the reinvestment of distributions	309,645	4,418,982	391,003	5,254,512
Redeemed	(799,430)	(12,247,126)	(782,585)	(11,000,049)
Net change	(218,648)	$(3,827,771)	(164,351)	$(2,448,523)
Class N
Issued from the sale of shares	36,515	$1,934,423	—	$ —
Issued in connection with the reinvestment of distributions	1,465	86,449	285	13,778
Redeemed	(4,732)	(283,156)	(129)	(6,250)
Net change	33,248	$1,737,716	156	$7,528
Class Y
Issued from the sale of shares	1,473,835	$80,444,261	2,819,571	$126,397,035
Issued in connection with the reinvestment of distributions	240,897	14,165,570	289,349	13,935,793
Redeemed	(1,619,037)	(88,388,980)	(1,576,769)	(68,998,499)
Net change	95,695	$6,220,851	1,532,151	$71,334,329
Increase (decrease) from capital share transactions	(433,029)	$(6,952,176)	385,828	$39,116,768
61 |

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	231,670	$5,769,552	258,724	$5,272,975
Issued in connection with the reinvestment of distributions	180,107	4,389,307	5,113	115,653
Redeemed	(359,279)	(9,021,664)	(262,211)	(5,316,615)
Net change	52,498	$1,137,195	1,626	$72,013
Class C
Issued from the sale of shares	27,274	$645,132	9,970	$179,835
Issued in connection with the reinvestment of distributions	13,805	296,132	—	—
Redeemed	(104,706)	(2,308,922)	(248,936)	(4,556,274)
Net change	(63,627)	$(1,367,658)	(238,966)	$(4,376,439)
Class N
Issued from the sale of shares	423,292	$10,598,201	187,046	$3,875,585
Issued in connection with the reinvestment of distributions	218,508	5,438,801	15,982	367,265
Redeemed	(1,278,742)	(35,649,338)	(1,089,884)	(22,347,940)
Net change	(636,942)	$(19,612,336)	(886,856)	$(18,105,090)
Class Y
Issued from the sale of shares	1,198,410	$30,740,368	829,941	$17,124,756
Issued in connection with the reinvestment of distributions	618,693	15,424,293	32,188	741,295
Redeemed	(2,097,393)	(52,696,854)	(2,066,677)	(42,974,174)
Net change	(280,290)	$(6,532,193)	(1,204,548)	$(25,108,123)
Decrease from capital share transactions	(928,361)	$(26,374,992)	(2,328,744)	$(47,517,639)
| 62

Notes to Financial Statements (continued)
December 31, 2024
12.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,034,383	$60,324,416	2,230,090	$37,758,332
Issued in connection with the reinvestment of distributions	106,589	2,082,739	16,125	304,663
Redeemed	(1,237,909)	(24,423,784)	(725,916)	(11,990,865)
Net change	1,903,063	$37,983,371	1,520,299	$26,072,130
Class C
Issued from the sale of shares	806,174	$5,370,062	928,672	$5,506,114
Issued in connection with the reinvestment of distributions	75,527	492,437	10,392	67,551
Redeemed	(119,982)	(825,701)	(111,787)	(644,754)
Net change	761,719	$5,036,798	827,277	$4,928,911
Class N
Issued from the sale of shares	5,582,264	$117,113,893	34,826	$619,155
Issued in connection with the reinvestment of distributions	7,623	159,095	599	12,034
Redeemed	(346,348)	(7,364,416)	(3,357)	(58,720)
Net change	5,243,539	$109,908,572	32,068	$572,469
Class Y
Issued from the sale of shares	30,003,927	$616,586,435	23,399,247	$422,571,046
Issued in connection with the reinvestment of distributions	628,157	13,090,789	114,571	2,299,448
Redeemed	(11,669,470)	(246,553,822)	(4,609,145)	(82,075,612)
Net change	18,962,614	$383,123,402	18,904,673	$342,794,882
Increase from capital share transactions	26,870,935	$536,052,143	21,284,317	$374,368,392
63 |

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Loomis Sayles Funds II, Natixis Funds Trust I, and Natixis Funds Trust II and Shareholders of Loomis Sayles International Growth Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Value Fund, Natixis Oakmark Fund, and Vaughan Nelson Mid Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles International Growth Fund (one of the funds constituting Loomis Sayles Funds II), Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, and Vaughan Nelson Small Cap Value Fund (three of the funds constituting Natixis Funds Trust I), and Natixis Oakmark Fund and Vaughan Nelson Mid Cap Fund (two of the funds constituting Natixis Funds Trust II) (hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
| 64

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2024, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
International Growth Fund	6.06%
Natixis Oakmark Fund	79.51%
U.S. Equity Opportunities Fund	95.44%
Mid Cap Fund	30.43%
Small Cap Value Fund	100.00%
Qualified Dividend Income. For the fiscal year ended December 31, 2024, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
International Growth Fund	100.00%
Natixis Oakmark Fund	100.00%
Natixis Oakmark International Fund	100.00%
U.S. Equity Opportunities Fund	100.00%
Mid Cap Fund	61.11%
Small Cap Value Fund	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2024.
Fund	Amount
Natixis Oakmark Fund	$42,123,904
U.S. Equity Opportunities Fund	63,750,868
Mid Cap Fund	23,138,210
Small Cap Value Fund	8,262,819
Foreign Tax Credit. For the year ended December 31, 2024, the Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to:
Fund	Foreign-Tax Credit Pass-Through	Foreign Source Income
International Growth Fund	$37,411	$534,409
Natixis Oakmark International Fund	287,791	11,299,228
65 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 3/31/2026
EF58A-1224
This page is not part of the financial statements and other important information

Annual Financial Statements and Other Important Information
December 31, 2024

Gateway Fund
Gateway Equity Call Premium Fund
Mirova Global Green Bond Fund
Mirova Global Sustainable Equity Fund
Mirova International Sustainable Equity Fund

Portfolio of Investments – as of December 31, 2024
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Aerospace & Defense — 1.5%
139,958	Boeing Co.(a)(b)	$24,772,566
118,138	General Electric Co.(a)	19,704,237
18,373	HEICO Corp.(a)	4,367,997
438,402	RTX Corp.(a)	50,731,880
		99,576,680
	Air Freight & Logistics — 0.4%
201,168	United Parcel Service, Inc., Class B(a)	25,367,285
	Automobile Components — 0.0%
27,718	Autoliv, Inc.(a)	2,599,671
	Automobiles — 2.4%
3,363	Ferrari NV(a)	1,428,737
1,177,143	Ford Motor Co.(a)	11,653,716
373,761	Tesla, Inc.(a)(b)	150,939,642
		164,022,095
	Banks — 3.8%
1,784,057	Bank of America Corp.(a)	78,409,305
541,029	JPMorgan Chase & Co.(a)	129,690,062
742,663	Wells Fargo & Co.(a)	52,164,649
		260,264,016
	Beverages — 1.0%
132,195	Celsius Holdings, Inc.(b)	3,482,016
359,308	Monster Beverage Corp.(a)(b)	18,885,228
295,093	PepsiCo, Inc.(a)	44,871,842
		67,239,086
	Biotechnology — 1.6%
277,976	AbbVie, Inc.(a)	49,396,335
3,104	Alnylam Pharmaceuticals, Inc.(a)(b)	730,402
108,157	Amgen, Inc.(a)	28,190,041
39,867	Biogen, Inc.(a)(b)	6,096,462
62,713	Vertex Pharmaceuticals, Inc.(a)(b)	25,254,525
		109,667,765
	Broadline Retail — 4.4%
1,346,055	Amazon.com, Inc.(a)(b)	295,311,006
2,538	MercadoLibre, Inc.(a)(b)	4,315,717
		299,626,723
	Building Products — 0.5%
355,196	Carrier Global Corp.(a)	24,245,679
17,766	Lennox International, Inc.(a)	10,824,824
		35,070,503
	Capital Markets — 2.1%
36,790	Brookfield Corp.(a)	2,113,585
295,252	Charles Schwab Corp.(a)	21,851,601
14,601	FactSet Research Systems, Inc.(a)	7,012,568
216,194	Intercontinental Exchange, Inc.(a)	32,215,068
414,283	Morgan Stanley(a)	52,083,659
41,804	MSCI, Inc.(a)	25,082,818
		140,359,299
	Chemicals — 1.1%
57,441	Ashland, Inc.(a)	4,104,734
224,684	Celanese Corp.(a)	15,550,380
275,737	Corteva, Inc.(a)	15,705,979
267,118	Dow, Inc.(a)	10,719,445
153,296	LyondellBasell Industries NV, Class A(a)	11,385,294
Shares	Description	Value (†)
	Chemicals — continued
66,451	Olin Corp.(a)	$2,246,044
95,921	RPM International, Inc.(a)	11,804,038
		71,515,914
	Commercial Services & Supplies — 1.0%
421,728	Copart, Inc.(a)(b)	24,202,970
53,505	Waste Connections, Inc.(a)	9,180,388
185,672	Waste Management, Inc.(a)	37,466,753
		70,850,111
	Communications Equipment — 1.0%
34,762	Ciena Corp.(b)	2,948,165
1,032,554	Cisco Systems, Inc.(a)	61,127,197
594,492	Telefonaktiebolaget LM Ericsson, ADR(a)	4,791,606
		68,866,968
	Construction Materials — 0.3%
43,244	Martin Marietta Materials, Inc.(a)	22,335,526
	Consumer Finance — 0.9%
106,655	Ally Financial, Inc.(a)	3,840,647
169,337	Discover Financial Services(a)	29,334,248
389,560	Synchrony Financial(a)	25,321,400
		58,496,295
	Consumer Staples Distribution & Retail — 2.1%
4,532	Casey's General Stores, Inc.(a)	1,795,715
68,104	Costco Wholesale Corp.(a)	62,401,652
111,016	Target Corp.(a)	15,007,143
56,881	U.S. Foods Holding Corp.(a)(b)	3,837,192
641,255	Walmart, Inc.(a)	57,937,389
		140,979,091
	Containers & Packaging — 0.3%
56,062	Avery Dennison Corp.(a)	10,490,882
21,506	Crown Holdings, Inc.(a)	1,778,331
148,521	Smurfit WestRock PLC(a)	7,999,341
		20,268,554
	Distributors — 0.2%
107,528	Genuine Parts Co.(a)	12,554,969
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	5,384,178
	Diversified REITs — 0.0%
26,302	W.P. Carey, Inc.(a)	1,432,933
	Diversified Telecommunication Services — 0.6%
1,914,669	AT&T, Inc.(a)	43,597,013
	Electric Utilities — 0.8%
271,750	Alliant Energy Corp.(a)	16,071,295
373,580	American Electric Power Co., Inc.(a)	34,455,283
61,200	OGE Energy Corp.(a)	2,524,500
		53,051,078
	Electrical Equipment — 0.8%
118,720	Eaton Corp. PLC(a)	39,399,607
31,715	Hubbell, Inc.(a)	13,285,096
		52,684,703
	Electronic Equipment, Instruments & Components — 0.7%
97,069	CDW Corp.(a)	16,893,889
14,736	Coherent Corp.(a)(b)	1,395,941
330,536	Corning, Inc.(a)	15,707,071
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of December 31, 2024
Gateway Fund (continued)
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
87,729	Flex Ltd.(a)(b)	$3,367,916
33,350	Zebra Technologies Corp., Class A(a)(b)	12,880,437
		50,245,254
	Energy Equipment & Services — 0.1%
346,392	Halliburton Co.(a)	9,418,398
	Entertainment — 1.8%
79,556	Live Nation Entertainment, Inc.(a)(b)	10,302,502
75,624	Netflix, Inc.(a)(b)	67,405,184
7,128	Spotify Technology SA(a)(b)	3,188,925
370,307	Walt Disney Co.(a)	41,233,684
		122,130,295
	Financial Services — 4.2%
307,923	Berkshire Hathaway, Inc., Class B(a)(b)	139,575,338
300,793	PayPal Holdings, Inc.(a)(b)	25,672,683
52,794	Shift4 Payments, Inc., Class A(a)(b)	5,478,961
356,233	Visa, Inc., Class A(a)	112,583,877
34,671	Voya Financial, Inc.(a)	2,386,405
		285,697,264
	Food Products — 0.6%
61,781	Bunge Global SA(a)	4,804,090
575,934	Mondelez International, Inc., Class A(a)	34,400,538
		39,204,628
	Ground Transportation — 0.7%
88,899	Canadian Pacific Kansas City Ltd.(a)	6,433,621
836,812	CSX Corp.(a)	27,003,923
77,264	Old Dominion Freight Line, Inc.(a)	13,629,369
12,278	XPO, Inc.(a)(b)	1,610,260
		48,677,173
	Health Care Equipment & Supplies — 2.3%
413,711	Abbott Laboratories(a)	46,794,851
494,281	Boston Scientific Corp.(a)(b)	44,149,179
104,862	Intuitive Surgical, Inc.(a)(b)	54,733,769
45,637	STERIS PLC(a)	9,381,142
		155,058,941
	Health Care Providers & Services — 2.3%
298,880	CVS Health Corp.(a)	13,416,723
79,403	Elevance Health, Inc.(a)	29,291,767
72,906	HCA Healthcare, Inc.(a)	21,882,736
17,489	Molina Healthcare, Inc.(a)(b)	5,090,173
154,741	UnitedHealth Group, Inc.(a)	78,277,282
27,630	Universal Health Services, Inc., Class B(a)	4,957,375
		152,916,056
	Health Care Technology — 0.1%
35,149	Veeva Systems, Inc., Class A(a)(b)	7,390,077
	Hotels, Restaurants & Leisure — 1.7%
7,251	Booking Holdings, Inc.(a)	36,026,013
6,766	DoorDash, Inc., Class A(a)(b)	1,134,997
140,501	Hilton Worldwide Holdings, Inc.(a)	34,726,227
139,336	McDonald's Corp.(a)	40,392,113
23,727	Restaurant Brands International, Inc.(a)	1,546,526
		113,825,876
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	17,118,438
103,093	Toll Brothers, Inc.(a)	12,984,563
		30,103,001
Shares	Description	Value (†)
	Household Products — 1.0%
413,582	Procter & Gamble Co.(a)	$69,337,022
	Industrial Conglomerates — 0.7%
202,887	Honeywell International, Inc.(a)	45,830,144
	Industrial REITs — 0.5%
310,637	Prologis, Inc.(a)	32,834,331
	Insurance — 2.2%
367,972	Aflac, Inc.(a)	38,063,024
62,253	American Financial Group, Inc.(a)	8,524,303
91,119	Aon PLC, Class A(a)	32,726,300
147,374	Arthur J Gallagher & Co.(a)	41,832,110
66,655	Fidelity National Financial, Inc.(a)	3,742,012
3,155	Markel Group, Inc.(a)(b)	5,446,255
219,438	Unum Group(a)	16,025,557
		146,359,561
	Interactive Media & Services — 6.8%
294,204	Alphabet, Inc., Class A(a)	55,692,817
1,165,484	Alphabet, Inc., Class C(a)	221,954,773
315,137	Meta Platforms, Inc., Class A(a)	184,515,865
		462,163,455
	IT Services — 0.7%
80,442	Accenture PLC, Class A(a)	28,298,691
39,628	Shopify, Inc., Class A(a)(b)	4,213,645
29,848	Twilio, Inc., Class A(a)(b)	3,225,972
72,450	VeriSign, Inc.(a)(b)	14,994,252
		50,732,560
	Life Sciences Tools & Services — 0.8%
134,390	Agilent Technologies, Inc.(a)	18,053,953
41,843	Avantor, Inc.(a)(b)	881,632
18,602	ICON PLC(a)(b)	3,901,025
29,333	Illumina, Inc.(a)(b)	3,919,769
50,986	Thermo Fisher Scientific, Inc.(a)	26,524,447
		53,280,826
	Machinery — 2.2%
121,157	Caterpillar, Inc.(a)	43,950,913
74,195	Cummins, Inc.(a)	25,864,377
66,901	Deere & Co.(a)	28,345,954
56,430	Parker-Hannifin Corp.(a)	35,891,173
121,067	Pentair PLC(a)	12,184,183
		146,236,600
	Media — 0.3%
624,526	Comcast Corp., Class A(a)	23,438,461
	Metals & Mining — 0.3%
185,347	Barrick Gold Corp.(a)	2,872,879
93,792	Southern Copper Corp.(a)	8,547,265
47,801	Steel Dynamics, Inc.(a)	5,452,660
		16,872,804
	Multi-Utilities — 1.4%
298,081	Ameren Corp.(a)	26,570,940
424,358	Consolidated Edison, Inc.(a)	37,865,464
356,991	WEC Energy Group, Inc.(a)	33,571,434
		98,007,838
	Oil, Gas & Consumable Fuels — 3.1%
45,031	Cheniere Energy, Inc.(a)	9,675,811
299,654	Chevron Corp.(a)	43,401,885
346,340	ConocoPhillips(a)	34,346,538
652,364	Exxon Mobil Corp.(a)	70,174,796
221,708	Occidental Petroleum Corp.(a)	10,954,592
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of December 31, 2024
Gateway Fund (continued)
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
226,052	ONEOK, Inc.(a)	$22,695,621
115,966	Targa Resources Corp.(a)	20,699,931
		211,949,174
	Passenger Airlines — 0.1%
383,306	American Airlines Group, Inc.(b)	6,681,024
	Pharmaceuticals — 3.1%
117,262	Eli Lilly & Co.(a)	90,526,264
397,525	Johnson & Johnson(a)	57,490,065
403,293	Merck & Co., Inc.(a)	40,119,588
965,573	Pfizer, Inc.(a)	25,616,652
		213,752,569
	Professional Services — 1.0%
141,064	Automatic Data Processing, Inc.(a)	41,293,665
4,628	Booz Allen Hamilton Holding Corp.(a)	595,624
160,547	Paychex, Inc.(a)	22,511,900
8,852	TransUnion(a)	820,669
		65,221,858
	Real Estate Management & Development — 0.1%
133,546	Zillow Group, Inc., Class C(a)(b)	9,889,081
	Residential REITs — 0.1%
142,023	American Homes 4 Rent, Class A(a)	5,314,501
	Semiconductors & Semiconductor Equipment — 11.3%
283,625	Advanced Micro Devices, Inc.(a)(b)	34,259,064
127,044	Analog Devices, Inc.(a)	26,991,768
664,278	Broadcom, Inc.(a)	154,006,212
705,566	Intel Corp.(a)	14,146,598
64,474	Marvell Technology, Inc.(a)	7,121,153
3,327,218	NVIDIA Corp.(a)	446,812,105
213,683	QUALCOMM, Inc.(a)	32,825,982
106,600	Teradyne, Inc.(a)	13,423,072
206,652	Texas Instruments, Inc.(a)	38,749,317
		768,335,271
	Software — 10.0%
89,414	Adobe, Inc.(a)(b)	39,760,618
21,526	Bill Holdings, Inc.(b)	1,823,467
84,383	Cadence Design Systems, Inc.(a)(b)	25,353,716
34,604	CrowdStrike Holdings, Inc., Class A(a)(b)	11,840,105
35,265	DocuSign, Inc.(b)	3,171,734
1,053,919	Microsoft Corp.(a)	444,226,859
299,186	Oracle Corp.(a)	49,856,355
78,604	Palo Alto Networks, Inc.(a)(b)	14,302,784
127,079	Salesforce, Inc.(a)	42,486,322
40,910	ServiceNow, Inc.(a)(b)	43,369,509
22,602	Workday, Inc., Class A(a)(b)	5,831,994
		682,023,463
Shares	Description	Value (†)
	Specialized REITs — 0.5%
216,391	CubeSmart(a)	$9,272,354
80,467	Extra Space Storage, Inc.(a)	12,037,863
71,131	SBA Communications Corp.(a)	14,496,498
		35,806,715
	Specialty Retail — 2.0%
16,918	Abercrombie & Fitch Co., Class A(b)	2,528,734
21,070	Dick's Sporting Goods, Inc.(a)	4,821,659
22,099	Five Below, Inc.(b)	2,319,511
195,258	Home Depot, Inc.(a)	75,953,409
165,081	Lowe's Cos., Inc.(a)	40,741,991
9,036	RH(b)	3,556,479
150,845	Valvoline, Inc.(a)(b)	5,457,572
		135,379,355
	Technology Hardware, Storage & Peripherals — 7.6%
2,044,981	Apple, Inc.(a)	512,104,142
38,399	Dell Technologies, Inc., Class C(a)	4,425,101
48,995	Pure Storage, Inc., Class A(b)	3,009,763
		519,539,006
	Textiles, Apparel & Luxury Goods — 0.2%
33,898	Lululemon Athletica, Inc.(a)(b)	12,962,934
	Tobacco — 0.1%
254,479	British American Tobacco PLC, ADR(a)	9,242,677
	Total Common Stocks (Identified Cost $1,590,902,053)	6,661,668,649
	Total Purchased Options — 1.0% (Identified Cost $63,048,457) (see details below)	63,869,080

Principal Amount
Short-Term Investments — 1.5%
$102,004,428	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $102,018,596 on 1/02/2025 collateralized by $102,756,100 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $104,044,613 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $102,004,428)	102,004,428
	Total Investments — 100.4% (Identified Cost $1,755,954,938)	6,827,542,157
	Other assets less liabilities — (0.4)%	(25,026,913)
	Net Assets — 100.0%	$6,802,515,244
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of December 31, 2024
Gateway Fund (continued)
Purchased Options — 1.0%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 1.0%
S&P 500® Index, Put(b)	2/21/2025	5,500	1,600	$941,060,800	$7,863,200	$5,000,000
S&P 500® Index, Put(b)	2/21/2025	5,550	1,600	941,060,800	7,919,200	5,808,000
S&P 500® Index, Put(b)	2/21/2025	5,600	1,599	940,472,637	8,382,757	6,779,760
S&P 500® Index, Put(b)	3/21/2025	5,500	1,600	941,060,800	9,636,000	8,448,000
S&P 500® Index, Put(b)	3/21/2025	5,600	1,599	940,472,637	7,516,100	10,681,320
S&P 500® Index, Put(b)	3/21/2025	5,750	1,600	941,060,800	9,936,800	15,336,000
S&P 500® Index, Put(b)	3/31/2025	5,600	1,600	941,060,800	11,794,400	11,816,000
Total					$63,048,457	$63,869,080
Written Options — (0.4%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.4%)
S&P 500® Index, Call	1/17/2025	6,200	(1,244)	$(731,674,772)	$(5,374,702)	$(102,630)
S&P 500® Index, Call	1/17/2025	6,250	(1,244)	(731,674,772)	(5,649,464)	(49,760)
S&P 500® Index, Call	2/21/2025	6,300	(1,245)	(732,262,935)	(6,753,565)	(659,850)
S&P 500® Index, Call	2/21/2025	6,350	(1,244)	(731,674,772)	(6,730,662)	(388,750)
S&P 500® Index, Call	2/28/2025	6,100	(1,244)	(731,674,772)	(5,389,630)	(5,728,620)
S&P 500® Index, Call	3/21/2025	6,050	(1,244)	(731,674,772)	(11,642,223)	(11,090,260)
S&P 500® Index, Call	3/21/2025	6,300	(1,244)	(731,674,772)	(10,825,910)	(2,239,200)
S&P 500® Index, Call	3/21/2025	6,350	(1,245)	(732,262,935)	(8,295,734)	(1,525,125)
S&P 500® Index, Call	3/31/2025	6,150	(1,244)	(731,674,772)	(7,760,694)	(7,420,460)
Total					$(68,422,584)	$(29,204,655)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
Industry Summary at December 31, 2024
Semiconductors & Semiconductor Equipment	11.3%
Software	10.0
Technology Hardware, Storage & Peripherals	7.6
Interactive Media & Services	6.8
Broadline Retail	4.4
Financial Services	4.2
Banks	3.8
Pharmaceuticals	3.1
Oil, Gas & Consumable Fuels	3.1
Automobiles	2.4
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	2.3
Insurance	2.2
Machinery	2.2
Consumer Staples Distribution & Retail	2.1
Capital Markets	2.1
Specialty Retail	2.0
Other Investments, less than 2% each	27.0
Short-Term Investments	1.5
Total Investments	100.4
Other assets less liabilities (including open written options)	(0.4)
Net Assets	100.0%
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of December 31, 2024
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 98.4% of Net Assets
	Aerospace & Defense — 1.9%
4,848	Boeing Co.(a)(b)	$858,096
7,956	General Electric Co.(a)	1,326,981
1,684	HEICO Corp.(a)	400,354
1,719	Lockheed Martin Corp.(a)	835,331
9,915	RTX Corp.(a)	1,147,364
		4,568,126
	Air Freight & Logistics — 0.2%
4,041	Expeditors International of Washington, Inc.(a)	447,622
3,162	GXO Logistics, Inc.(a)(b)	137,547
		585,169
	Automobile Components — 0.1%
11,070	Gentex Corp.(a)	318,041
	Automobiles — 2.3%
265	Ferrari NV(a)	112,583
13,935	Tesla, Inc.(a)(b)	5,627,510
		5,740,093
	Banks — 3.5%
38,210	Bank of America Corp.(a)	1,679,329
4,456	East West Bancorp, Inc.(a)	426,707
18,818	Fifth Third Bancorp(a)	795,625
11,154	First Horizon Corp.(a)	224,642
5,126	ICICI Bank Ltd., ADR(a)	153,062
15,997	JPMorgan Chase & Co.(a)	3,834,641
21,813	Wells Fargo & Co.(a)	1,532,145
		8,646,151
	Beverages — 0.8%
5,077	Coca-Cola Europacific Partners PLC(a)	389,964
10,012	PepsiCo, Inc.(a)	1,522,425
		1,912,389
	Biotechnology — 1.7%
10,350	AbbVie, Inc.(a)	1,839,195
414	Alnylam Pharmaceuticals, Inc.(a)(b)	97,418
3,755	Amgen, Inc.(a)	978,703
3,493	BioMarin Pharmaceutical, Inc.(a)(b)	229,595
1,540	Exact Sciences Corp.(a)(b)	86,533
475	United Therapeutics Corp.(a)(b)	167,599
2,166	Vertex Pharmaceuticals, Inc.(a)(b)	872,248
		4,271,291
	Broadline Retail — 4.3%
943	Alibaba Group Holding Ltd., ADR	79,957
47,109	Amazon.com, Inc.(a)(b)	10,335,243
1,859	JD.com, Inc., ADR(a)	64,452
71	MercadoLibre, Inc.(a)(b)	120,731
		10,600,383
	Building Products — 0.3%
4,777	Fortune Brands Innovations, Inc.(a)	326,412
726	Lennox International, Inc.(a)	442,352
		768,764
	Capital Markets — 3.1%
13,575	Bank of New York Mellon Corp.(a)	1,042,967
1,635	BlackRock, Inc.(a)	1,676,055
5,300	Blackstone, Inc.(a)	913,826
3,658	Brookfield Asset Management Ltd., Class A(a)	198,227
7,473	Brookfield Corp.(a)	429,324
5,640	KKR & Co., Inc.(a)	834,212
416	LPL Financial Holdings, Inc.(a)	135,828
Shares	Description	Value (†)
	Capital Markets — continued
9,992	Morgan Stanley(a)	$1,256,194
943	MSCI, Inc.(a)	565,810
4,691	Raymond James Financial, Inc.(a)	728,653
		7,781,096
	Chemicals — 1.4%
2,031	Air Products & Chemicals, Inc.(a)	589,071
3,979	Linde PLC(a)	1,665,888
4,865	Nutrien Ltd.(a)	217,709
5,057	PPG Industries, Inc.(a)	604,058
3,228	RPM International, Inc.(a)	397,238
		3,473,964
	Commercial Services & Supplies — 0.6%
2,989	Waste Connections, Inc.(a)	512,853
5,160	Waste Management, Inc.(a)	1,041,236
		1,554,089
	Communications Equipment — 0.9%
3,171	Ciena Corp.(a)(b)	268,933
28,522	Cisco Systems, Inc.(a)	1,688,502
41,521	Telefonaktiebolaget LM Ericsson, ADR(a)	334,659
		2,292,094
	Construction Materials — 0.3%
1,643	Martin Marietta Materials, Inc.(a)	848,610
	Consumer Finance — 0.4%
4,898	Ally Financial, Inc.(a)	176,377
13,254	Synchrony Financial(a)	861,510
		1,037,887
	Consumer Staples Distribution & Retail — 2.2%
2,697	Costco Wholesale Corp.(a)	2,471,180
3,963	Target Corp.(a)	535,718
26,234	Walmart, Inc.(a)	2,370,242
		5,377,140
	Containers & Packaging — 0.1%
3,600	Crown Holdings, Inc.(a)	297,684
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(a)	184,783
	Diversified Telecommunication Services — 0.7%
70,134	AT&T, Inc.(a)	1,596,951
	Electric Utilities — 1.3%
16,693	Alliant Energy Corp.(a)	987,224
9,709	American Electric Power Co., Inc.(a)	895,461
1,775	Constellation Energy Corp.(a)	397,085
22,397	OGE Energy Corp.(a)	923,877
		3,203,647
	Electrical Equipment — 0.9%
1,012	Acuity Brands, Inc.(a)	295,636
8,324	Emerson Electric Co.(a)	1,031,593
1,562	Hubbell, Inc.(a)	654,306
1,857	NEXTracker, Inc., Class A(a)(b)	67,836
4,249	Sensata Technologies Holding PLC(a)	116,423
		2,165,794
	Electronic Equipment, Instruments & Components — 0.4%
2,526	Arrow Electronics, Inc.(a)(b)	285,741
2,418	CDW Corp.(a)	420,829
7,429	Flex Ltd.(a)(b)	285,199
		991,769
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of December 31, 2024
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Energy Equipment & Services — 0.0%
7,005	NOV, Inc.(a)	$102,273
	Entertainment — 1.4%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	185,413
2,556	Netflix, Inc.(a)(b)	2,278,214
540	TKO Group Holdings, Inc.(b)	76,739
9,064	Walt Disney Co.(a)	1,009,276
		3,549,642
	Financial Services — 4.5%
10,874	Berkshire Hathaway, Inc., Class B(a)(b)	4,928,967
1,242	Block, Inc.(a)(b)	105,557
5,424	Mastercard, Inc., Class A(a)	2,856,116
10,032	Visa, Inc., Class A(a)	3,170,513
		11,061,153
	Food Products — 0.5%
2,045	Ingredion, Inc.(a)	281,310
7,452	Kellanova(a)	603,389
2,313	Post Holdings, Inc.(a)(b)	264,746
		1,149,445
	Ground Transportation — 0.7%
1,863	Canadian National Railway Co.(a)	189,113
2,342	Canadian Pacific Kansas City Ltd.(a)	169,491
2,235	J.B. Hunt Transport Services, Inc.(a)	381,425
12,736	Uber Technologies, Inc.(a)(b)	768,235
1,248	XPO, Inc.(a)(b)	163,675
		1,671,939
	Health Care Equipment & Supplies — 1.9%
11,497	Abbott Laboratories(a)	1,300,426
4,236	Alcon AG(a)	359,594
6,404	Edwards Lifesciences Corp.(a)(b)	474,088
1,054	IDEXX Laboratories, Inc.(a)(b)	435,766
12,288	Medtronic PLC(a)	981,565
1,616	ResMed, Inc.(a)	369,563
1,802	Teleflex, Inc.(a)	320,720
4,383	Zimmer Biomet Holdings, Inc.(a)	462,976
		4,704,698
	Health Care Providers & Services — 1.7%
2,142	Cigna Group(a)	591,492
2,175	Elevance Health, Inc.(a)	802,358
1,852	Labcorp Holdings, Inc.(a)	424,701
4,925	UnitedHealth Group, Inc.(a)	2,491,360
		4,309,911
	Health Care Technology — 0.1%
668	Veeva Systems, Inc., Class A(a)(b)	140,447
	Hotels, Restaurants & Leisure — 2.0%
277	Booking Holdings, Inc.(a)	1,376,252
4,186	Hilton Worldwide Holdings, Inc.(a)	1,034,612
4,334	McDonald's Corp.(a)	1,256,383
2,383	Restaurant Brands International, Inc.(a)	155,324
7,630	Starbucks Corp.(a)	696,237
1,224	Trip.com Group Ltd., ADR(a)(b)	84,040
1,164	Vail Resorts, Inc.(a)	218,192
		4,821,040
	Household Durables — 0.5%
6,602	PulteGroup, Inc.(a)	718,958
3,406	Toll Brothers, Inc.(a)	428,985
		1,147,943
Shares	Description	Value (†)
	Household Products — 1.3%
2,467	Clorox Co.(a)	$400,665
16,538	Procter & Gamble Co.(a)	2,772,596
		3,173,261
	Industrial REITs — 0.5%
11,363	Prologis, Inc.(a)	1,201,069
	Insurance — 2.3%
5,620	Arch Capital Group Ltd.(a)	519,007
4,569	Cincinnati Financial Corp.(a)	656,565
12,601	Hartford Financial Services Group, Inc.(a)	1,378,550
12,515	Manulife Financial Corp.(a)	384,336
226	Markel Group, Inc.(a)(b)	390,128
7,280	Prudential Financial, Inc.(a)	862,898
911	RenaissanceRe Holdings Ltd.(a)	226,666
13,569	W.R. Berkley Corp.(a)	794,058
1,872	Willis Towers Watson PLC(a)	586,385
		5,798,593
	Interactive Media & Services — 6.8%
23,463	Alphabet, Inc., Class A(a)	4,441,546
30,196	Alphabet, Inc., Class C(a)	5,750,526
859	Baidu, Inc., ADR(b)	72,422
11,430	Meta Platforms, Inc., Class A(a)	6,692,380
		16,956,874
	IT Services — 0.8%
4,145	Accenture PLC, Class A(a)	1,458,170
1,866	Amdocs Ltd.(a)	158,871
1,283	Shopify, Inc., Class A(a)(b)	136,421
2,307	Twilio, Inc., Class A(a)(b)	249,341
		2,002,803
	Leisure Products — 0.1%
2,342	Brunswick Corp.(a)	151,481
2,026	Polaris, Inc.(a)	116,738
		268,219
	Life Sciences Tools & Services — 1.1%
9,551	Avantor, Inc.(a)(b)	201,240
824	Bio-Rad Laboratories, Inc., Class A(a)(b)	270,692
809	ICON PLC(a)(b)	169,655
2,901	Thermo Fisher Scientific, Inc.(a)	1,509,187
1,470	Waters Corp.(a)(b)	545,341
		2,696,115
	Machinery — 1.6%
2,770	AGCO Corp.(a)	258,940
4,067	Caterpillar, Inc.(a)	1,475,345
2,064	Cummins, Inc.(a)	719,511
1,759	Deere & Co.(a)	745,288
8,812	Otis Worldwide Corp.(a)	816,079
		4,015,163
	Media — 0.2%
14,896	Interpublic Group of Cos., Inc.(a)	417,386
2,118	Liberty Broadband Corp., Class C(a)(b)	158,342
		575,728
	Metals & Mining — 0.4%
3,979	Alcoa Corp.(a)	150,327
14,550	Barrick Gold Corp.(a)	225,525
537	Reliance, Inc.(a)	144,593
4,015	Rio Tinto PLC, ADR(a)	236,122
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of December 31, 2024
Gateway Equity Call Premium Fund (continued)
Shares	Description	Value (†)
	Metals & Mining — continued
2,096	Southern Copper Corp.(a)	$191,008
8,196	Vale SA, ADR(a)	72,698
		1,020,273
	Multi-Utilities — 1.1%
13,281	Ameren Corp.(a)	1,183,868
23,753	CMS Energy Corp.(a)	1,583,138
		2,767,006
	Oil, Gas & Consumable Fuels — 3.0%
6,928	Canadian Natural Resources Ltd.(a)	213,867
11,222	Cenovus Energy, Inc.(a)	170,013
1,244	Cheniere Energy, Inc.(a)	267,298
8,919	Chevron Corp.(a)	1,291,828
8,496	ConocoPhillips(a)	842,548
3,390	Enbridge, Inc.(a)	143,838
24,945	Exxon Mobil Corp.(a)	2,683,334
5,569	HF Sinclair Corp.(a)	195,194
1,124	Ovintiv, Inc.(a)	45,522
1,099	South Bow Corp.	25,904
5,430	Suncor Energy, Inc.(a)	193,742
6,468	Targa Resources Corp.(a)	1,154,538
4,411	TC Energy Corp.(a)	205,244
		7,432,870
	Passenger Airlines — 0.2%
8,680	Delta Air Lines, Inc.(a)	525,140
	Personal Care Products — 0.1%
2,246	BellRing Brands, Inc.(a)(b)	169,214
	Pharmaceuticals — 2.9%
1,417	AstraZeneca PLC, ADR(a)	92,842
4,265	Eli Lilly & Co.(a)	3,292,580
999	Jazz Pharmaceuticals PLC(a)(b)	123,027
13,515	Johnson & Johnson(a)	1,954,539
15,124	Merck & Co., Inc.(a)	1,504,535
592	Novartis AG, ADR(a)	57,608
9,688	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	213,524
		7,238,655
	Professional Services — 0.7%
1,986	Booz Allen Hamilton Holding Corp.(a)	255,598
3,378	Leidos Holdings, Inc.(a)	486,635
1,650	SS&C Technologies Holdings, Inc.(a)	125,037
1,196	TransUnion(a)	110,881
2,855	Verisk Analytics, Inc.(a)	786,353
		1,764,504
	Real Estate Management & Development — 0.1%
913	Jones Lang LaSalle, Inc.(a)(b)	231,117
	Residential REITs — 0.3%
23,166	Invitation Homes, Inc.(a)	740,617
	Retail REITs — 0.5%
8,220	NNN REIT, Inc.(a)	335,787
18,674	Realty Income Corp.(a)	997,378
		1,333,165
	Semiconductors & Semiconductor Equipment — 11.3%
9,858	Advanced Micro Devices, Inc.(a)(b)	1,190,748
6,951	Applied Materials, Inc.(a)	1,130,441
280	ASML Holding NV(a)	194,063
24,375	Broadcom, Inc.(a)	5,651,100
2,258	Marvell Technology, Inc.(a)	249,396
7,155	Micron Technology, Inc.(a)	602,165
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
122,694	NVIDIA Corp.(a)	$16,476,577
7,548	QUALCOMM, Inc.(a)	1,159,524
596	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	117,704
6,375	Texas Instruments, Inc.(a)	1,195,376
		27,967,094
	Software — 10.6%
2,509	Adobe, Inc.(a)(b)	1,115,702
1,268	Check Point Software Technologies Ltd.(a)(b)	236,736
5,170	Fortinet, Inc.(a)(b)	488,462
1,915	Intuit, Inc.(a)	1,203,577
37,443	Microsoft Corp.(a)	15,782,224
9,462	Oracle Corp.(a)	1,576,748
9,924	Palantir Technologies, Inc., Class A(a)(b)	750,552
6,786	Palo Alto Networks, Inc.(a)(b)	1,234,780
5,802	Salesforce, Inc.(a)	1,939,783
589	SAP SE, ADR(a)	145,018
1,429	ServiceNow, Inc.(a)(b)	1,514,911
1,002	Workday, Inc., Class A(a)(b)	258,546
1,329	Zoom Communications, Inc.(a)(b)	108,460
		26,355,499
	Specialized REITs — 0.7%
12,462	CubeSmart(a)	533,997
8,822	Gaming & Leisure Properties, Inc.(a)	424,867
3,585	SBA Communications Corp.(a)	730,623
		1,689,487
	Specialty Retail — 1.6%
626	Burlington Stores, Inc.(a)(b)	178,447
933	Dick's Sporting Goods, Inc.(a)	213,508
3,903	Gap, Inc.(a)	92,228
5,711	Home Depot, Inc.(a)	2,221,522
4,692	Lowe's Cos., Inc.(a)	1,157,986
1,040	Williams-Sonoma, Inc.(a)	192,587
		4,056,278
	Technology Hardware, Storage & Peripherals — 7.8%
75,980	Apple, Inc.(a)	19,026,912
2,534	Dell Technologies, Inc., Class C(a)	292,018
		19,318,930
	Textiles, Apparel & Luxury Goods — 0.4%
9,106	NIKE, Inc., Class B(a)	689,051
2,457	Skechers USA, Inc., Class A(a)(b)	165,209
		854,260
	Tobacco — 0.8%
10,975	British American Tobacco PLC, ADR(a)	398,612
12,915	Philip Morris International, Inc.(a)	1,554,320
		1,952,932
	Trading Companies & Distributors — 0.2%
1,842	Ferguson Enterprises, Inc.(a)	319,716
506	Watsco, Inc.(a)	239,788
		559,504
	Wireless Telecommunication Services — 0.2%
11,773	America Movil SAB de CV, ADR(a)	168,471
22,530	Vodafone Group PLC, ADR(a)	191,280
		359,751
	Total Common Stocks (Identified Cost $126,221,285)	243,898,527
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of December 31, 2024
Gateway Equity Call Premium Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.8%
$4,566,625	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $4,567,259 on 1/02/2025 collateralized by $4,600,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $4,658,010 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,566,625)	$4,566,625
	Total Investments — 100.2% (Identified Cost $130,787,910)	248,465,152
	Other assets less liabilities — (0.2)%	(536,807)
	Net Assets — 100.0%	$247,928,345
Written Options — (0.5%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.5%)
S&P 500® Index, Call	1/17/2025	6,100	(46)	$(27,055,498)	$(319,849)	$(21,620)
S&P 500® Index, Call	1/17/2025	6,200	(46)	(27,055,498)	(202,618)	(3,795)
S&P 500® Index, Call	1/17/2025	6,250	(45)	(26,467,335)	(218,713)	(1,800)
S&P 500® Index, Call	1/31/2025	5,950	(46)	(27,055,498)	(339,811)	(325,220)
S&P 500® Index, Call	2/21/2025	6,000	(45)	(26,467,335)	(342,373)	(344,520)
S&P 500® Index, Call	2/21/2025	6,350	(46)	(27,055,498)	(248,883)	(14,375)
S&P 500® Index, Call	3/21/2025	6,050	(45)	(26,467,335)	(421,141)	(401,175)
S&P 500® Index, Call	3/21/2025	6,300	(46)	(27,055,498)	(400,315)	(82,800)
S&P 500® Index, Call	3/21/2025	6,350	(46)	(27,055,498)	(306,509)	(56,350)
Total					$(2,800,212)	$(1,251,655)

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

REITs	Real Estate Investment Trusts
Industry Summary at December 31, 2024
Semiconductors & Semiconductor Equipment	11.3%
Software	10.6
Technology Hardware, Storage & Peripherals	7.8
Interactive Media & Services	6.8
Financial Services	4.5
Broadline Retail	4.3
Banks	3.5
Capital Markets	3.1
Oil, Gas & Consumable Fuels	3.0
Pharmaceuticals	2.9
Insurance	2.3
Automobiles	2.3
Consumer Staples Distribution & Retail	2.2
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	31.8
Short-Term Investments	1.8
Total Investments	100.2
Other assets less liabilities (including open written options)	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of December 31, 2024
Mirova Global Green Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 91.9% of Net Assets
	Canada — 0.1%
50,000	Province of Quebec, 2.600%, 7/06/2025, (CAD)	$34,706
	Chile — 1.9%
500,000	Chile Government International Bonds, 1.250%, 1/29/2040, (EUR)	365,857
500,000	Chile Government International Bonds, 3.500%, 1/25/2050	344,340
		710,197
	Denmark — 3.0%
500,000	Orsted AS, 1.500%, 11/26/2029, (EUR)	480,317
200,000	Orsted AS, (fixed rate to 9/09/2027, variable rate thereafter), 1.750%, 12/31/2099, (EUR)	194,838
500,000	Vestas Wind Systems Finance BV, EMTN, 1.500%, 6/15/2029, (EUR)	480,840
		1,155,995
	Finland — 0.5%
200,000	VR-Yhtymae OYJ, 2.375%, 5/30/2029, (EUR)	201,129
	France — 6.6%
400,000	Altarea SCA, 1.750%, 1/16/2030, (EUR)	361,812
400,000	Banque Stellantis France SACA, EMTN, 3.875%, 1/19/2026, (EUR)	417,936
400,000	Cie de Saint-Gobain SA, EMTN, 2.125%, 6/10/2028, (EUR)	405,334
200,000	Covivio SA, 1.125%, 9/17/2031, (EUR)	180,147
400,000	Credit Mutuel Arkea SA, EMTN, 4.250%, 12/01/2032, (EUR)	432,925
300,000	ICADE, 1.500%, 9/13/2027, (EUR)	298,015
600,000	Societe Des Grands Projets EPIC, EMTN, 1.700%, 5/25/2050, (EUR)	409,720
		2,505,889
	Germany — 13.8%
3,500,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 2.296%–2.788%, 8/15/2030, (EUR)(a)	3,229,072
2,800,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.719%–3.065%, 8/15/2050, (EUR)(a)	1,519,814
500,000	EnBW Energie Baden-Wuerttemberg AG, (fixed rate to 3/30/2026, variable rate thereafter), 1.875%, 6/29/2080, (EUR)	505,148
		5,254,034
	Hungary — 1.1%
500,000	Hungary Government International Bonds, 1.750%, 6/05/2035, (EUR)	409,161
	Ireland — 0.7%
300,000	ESB Finance DAC, EMTN, 1.000%, 7/19/2034, (EUR)	250,730
	Italy — 10.4%
400,000	A2A SpA, EMTN, 1.000%, 7/16/2029, (EUR)	381,415
400,000	Cassa Depositi e Prestiti SpA, 3.875%, 2/13/2029, (EUR)	427,847
300,000	ERG SpA, EMTN, 0.500%, 9/11/2027, (EUR)	291,459
600,000	Generali, EMTN, 2.124%, 10/01/2030, (EUR)	585,773
400,000	Hera SpA, EMTN, 2.500%, 5/25/2029, (EUR)	406,980
1,300,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 4/30/2045, (EUR)	905,691
600,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 10/30/2031, (EUR)	657,680
300,000	Terna - Rete Elettrica Nazionale, EMTN, 3.875%, 7/24/2033, (EUR)	320,845
		3,977,690
Principal Amount(‡)	Description	Value (†)
	Japan — 2.3%
$500,000	Denso Corp., 1.239%, 9/16/2026	$471,339
400,000	Mizuho Financial Group, Inc., EMTN, 3.490%, 9/05/2027, (EUR)	421,484
		892,823
	Korea — 1.8%
400,000	Kookmin Bank, GMTN, 4.500%, 2/01/2029	386,714
300,000	Korea International Bonds, Zero Coupon, 0.000%, 10/15/2026, (EUR)(b)	296,211
		682,925
	Mexico — 2.1%
800,000	Mexico Government International Bonds, 1.350%, 9/18/2027, (EUR)	790,367
	Netherlands — 8.0%
300,000	Alliander NV, EMTN, 2.625%, 9/09/2027, (EUR)	311,147
400,000	CTP NV, EMTN, 2.125%, 10/01/2025, (EUR)	411,334
400,000	de Volksbank NV, EMTN, 0.375%, 3/03/2028, (EUR)	378,491
600,000	de Volksbank NV, EMTN, (fixed rate to 7/22/2025, variable rate thereafter), 1.750%, 10/22/2030, (EUR)	615,117
300,000	Enexis Holding NV, EMTN, 3.625%, 6/12/2034, (EUR)	319,456
500,000	Koninklijke Philips NV, EMTN, 2.125%, 11/05/2029, (EUR)	498,497
300,000	Stedin Holding NV, EMTN, 2.375%, 6/03/2030, (EUR)	300,247
150,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)	131,218
100,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	89,627
		3,055,134
	Norway — 0.8%
300,000	Statkraft AS, EMTN, 2.875%, 9/13/2029, (EUR)	311,174
	Portugal — 2.1%
400,000	EDP Finance BV, EMTN, 3.875%, 3/11/2030, (EUR)	428,187
400,000	Ren Finance BV, EMTN, 0.500%, 4/16/2029, (EUR)	370,648
		798,835
	Singapore — 1.3%
500,000	Vena Energy Capital Pte. Ltd., EMTN, 3.133%, 2/26/2025	498,310
	Spain — 6.6%
400,000	Banco Bilbao Vizcaya Argentaria SA, 1.000%, 6/21/2026, (EUR)	403,894
300,000	Banco Bilbao Vizcaya Argentaria SA, GMTN, 4.375%, 10/14/2029, (EUR)	331,109
500,000	Bankinter SA, 0.625%, 10/06/2027, (EUR)	488,693
400,000	Iberdrola Finanzas SA, EMTN, 1.375%, 3/11/2032, (EUR)	368,024
900,000	Spain Government Bonds, 1.000%, 7/30/2042, (EUR)	633,344
300,000	Telefonica Europe BV, (fixed rate to 2/05/2027, variable rate thereafter), 2.502%, (EUR)(c)	302,545
		2,527,609
	Supranationals — 5.0%
2,000,000	European Investment Bank, 2.375%, 5/24/2027	1,908,360
	Sweden — 3.4%
400,000	SKF AB, 3.125%, 9/14/2028, (EUR)	417,976
500,000	Vattenfall AB, EMTN, 0.125%, 2/12/2029, (EUR)	465,993
400,000	Volvo Car AB, EMTN, 2.500%, 10/07/2027, (EUR)	405,108
		1,289,077
	United Kingdom — 9.4%
500,000	Anglian Water Services Financing PLC, EMTN, 1.625%, 8/10/2025, (GBP)	611,458
500,000	DS Smith PLC, EMTN, 4.375%, 7/27/2027, (EUR)	535,239
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of December 31, 2024
Mirova Global Green Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United Kingdom — continued
100,000	Severn Trent Utilities Finance PLC, EMTN, 5.250%, 4/04/2036, (GBP)	$121,271
500,000	SSE PLC, EMTN, 1.375%, 9/04/2027, (EUR)	502,028
300,000	SSE PLC, EMTN, 2.875%, 8/01/2029, (EUR)	310,179
1,300,000	U.K. Gilts, 0.875%, 7/31/2033, (GBP)	1,211,426
500,000	U.K. Gilts, 1.500%, 7/31/2053, (GBP)	291,302
		3,582,903
	United States — 11.0%
600,000	Digital Dutch Finco BV, 1.500%, 3/15/2030, (EUR)	567,128
300,000	Digital Intrepid Holding BV, 0.625%, 7/15/2031, (EUR)	259,118
200,000	DTE Electric Co., 3.950%, 3/01/2049	155,904
400,000	Ford Motor Co., 3.250%, 2/12/2032	332,681
500,000	General Motors Co., 5.400%, 10/15/2029	503,426
200,000	Johnson Controls International PLC, 4.250%, 5/23/2035, (EUR)	220,786
400,000	Southern Power Co., 4.150%, 12/01/2025	398,071
300,000	Stellantis NV, EMTN, 4.375%, 3/14/2030, (EUR)	323,743
200,000	Thermo Fisher Scientific, Inc., 4.100%, 8/15/2047	162,264
700,000	Verizon Communications, Inc., 3.875%, 2/08/2029	675,156
600,000	Wabtec Transportation Netherlands BV, 1.250%, 12/03/2027, (EUR)	591,395
		4,189,672
	Total Bonds and Notes (Identified Cost $38,727,405)	35,026,720

Short-Term Investments — 0.4%
137,761	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $137,780 on 1/02/2025 collateralized by $138,800 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $140,565 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $137,761)	137,761
	Total Investments — 92.3% (Identified Cost $38,865,166)	35,164,481
	Other assets less liabilities — 7.7%	2,932,197
	Net Assets — 100.0%	$38,096,678

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(c)	Perpetual bond with no specified maturity date.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2025	10	$1,105,078	$1,087,500	$(17,578)
Eurex 10 Year Euro BUND Futures	3/06/2025	5	708,470	691,119	(17,351)
Eurex 30 Year Euro BUXL Futures	3/06/2025	5	731,103	687,183	(43,920)
Eurex 5 Year Euro BOBL Futures	3/06/2025	5	617,573	610,426	(7,147)
Montreal Exchange 10 Year Canadian Bond Futures	3/20/2025	7	593,815	597,078	3,263
Total					$(82,733)
At December 31, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	3/17/2025	32	$2,518,900	$2,500,600	$18,300
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of December 31, 2024
Mirova Global Green Bond Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Canadian Dollar Currency Futures	3/18/2025	4	$285,720	$278,900	$6,820
CME Euro Foreign Exchange Currency Futures	3/17/2025	192	25,360,800	24,932,400	428,400
Total					$453,520
Investment Summary at December 31, 2024
Government National	28.1%
Utility-Electric	15.6
Industrial	15.3
Bank	9.0
Financial	8.1
Supra-National	5.0
Special Purpose	4.6
Telephone	2.6
Other Investments, less than 2% each	3.6
Short-Term Investments	0.4
Total Investments	92.3
Other assets less liabilities (including futures contracts)	7.7
Net Assets	100.0%
Currency Exposure Summary at December 31, 2024
Euro	70.7%
United States Dollar	15.6
British Pound	5.9
Canadian Dollar	0.1
Total Investments	92.3
Other assets less liabilities (including futures contracts)	7.7
Net Assets	100.0%
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of December 31, 2024
Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Belgium — 1.0%
122,526	KBC Group NV	$9,460,138
	Canada — 3.0%
172,323	Canadian Pacific Kansas City Ltd.	12,471,015
162,048	Shopify, Inc., Class A(a)	17,230,564
		29,701,579
	Denmark — 3.4%
309,212	Novo Nordisk AS, Class B	26,679,377
442,431	Vestas Wind Systems AS(a)	6,068,780
		32,748,157
	France — 3.7%
74,220	Air Liquide SA	12,065,179
429,120	Credit Agricole SA	5,904,484
74,447	EssilorLuxottica SA	18,159,841
		36,129,504
	Germany — 4.0%
87,320	SAP SE	21,478,458
167,410	Symrise AG	17,858,055
		39,336,513
	Hong Kong — 1.0%
1,309,011	AIA Group Ltd.	9,402,444
	Ireland — 2.1%
58,017	Accenture PLC, Class A	20,409,800
	Japan — 3.1%
682,203	Sekisui House Ltd.	16,266,524
718,176	Terumo Corp.	13,864,912
		30,131,436
	Jersey — 1.3%
213,564	Aptiv PLC(a)	12,916,351
	Netherlands — 3.7%
14,366	Adyen NV(a)	21,348,995
21,377	ASML Holding NV	14,973,182
		36,322,177
	Spain — 2.9%
2,053,134	Iberdrola SA	28,292,633
	Taiwan — 3.2%
156,579	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,922,787
	United Kingdom — 3.8%
63,075	AstraZeneca PLC	8,223,693
3,552,990	Legal & General Group PLC	10,201,788
205,830	RELX PLC	9,325,943
155,821	Unilever PLC	8,876,210
		36,627,634
	United States — 61.9%
33,551	Advanced Drainage Systems, Inc.	3,878,496
92,541	AGCO Corp.	8,650,733
128,503	American Water Works Co., Inc.	15,997,338
233,064	Ball Corp.	12,848,818
111,185	Danaher Corp.	25,522,517
546,811	eBay, Inc.	33,874,941
154,564	Ecolab, Inc.	36,217,436
150,054	Edwards Lifesciences Corp.(a)	11,108,498
47,639	Eli Lilly & Co.	36,777,308
45,864	Enphase Energy, Inc.(a)	3,149,940
51,124	First Solar, Inc.(a)	9,010,094
Shares	Description	Value (†)
	United States — continued
31,712	Intuitive Surgical, Inc.(a)	$16,552,395
95,983	Mastercard, Inc., Class A	50,541,768
127,433	Microsoft Corp.	53,713,009
316,468	NextEra Energy, Inc.	22,687,591
424,157	NVIDIA Corp.	56,960,044
134,906	Palo Alto Networks, Inc.(a)	24,547,496
55,479	Roper Technologies, Inc.	28,840,758
51,026	Salesforce, Inc.	17,059,523
217,776	Smurfit WestRock PLC	11,747,221
63,419	Thermo Fisher Scientific, Inc.	32,992,466
81,214	TJX Cos., Inc.	9,811,463
83,277	Veralto Corp.	8,481,762
63,452	Visa, Inc., Class A	20,053,370
115,643	Waste Management, Inc.	23,335,601
56,117	Watts Water Technologies, Inc., Class A	11,408,586
149,488	Xylem, Inc.	17,343,598
		603,112,770
	Total Common Stocks (Identified Cost $806,215,212)	955,513,923

Principal Amount
Short-Term Investments — 0.9%
$9,038,611	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $9,039,866 on 1/02/2025 collateralized by $9,105,300 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $9,219,561 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $9,038,611)	9,038,611
	Total Investments — 99.0% (Identified Cost $815,253,823)	964,552,534
	Other assets less liabilities — 1.0%	9,549,199
	Net Assets — 100.0%	$974,101,733

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of December 31, 2024
Mirova Global Sustainable Equity Fund (continued)
Industry Summary at December 31, 2024
Software	15.0%
Semiconductors & Semiconductor Equipment	11.7
Financial Services	9.5
Pharmaceuticals	7.4
Chemicals	6.7
Health Care Equipment & Supplies	6.1
Life Sciences Tools & Services	6.0
Electric Utilities	5.2
Machinery	3.9
IT Services	3.8
Broadline Retail	3.5
Commercial Services & Supplies	3.3
Containers & Packaging	2.5
Insurance	2.1
Other Investments, less than 2% each	11.4
Short-Term Investments	0.9
Total Investments	99.0
Other assets less liabilities	1.0
Net Assets	100.0%
Currency Exposure Summary at December 31, 2024
United States Dollar	71.2%
Euro	16.2
British Pound	4.1
Danish Krone	3.4
Japanese Yen	3.1
Hong Kong Dollar	1.0
Total Investments	99.0
Other assets less liabilities	1.0
Net Assets	100.0%
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of December 31, 2024
Mirova International Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.9% of Net Assets
	Australia — 1.2%
64,932	Stockland	$192,591
	Belgium — 5.0%
10,586	KBC Group NV	817,337
	Canada — 5.3%
4,104	Canadian Pacific Kansas City Ltd.	297,007
5,376	Shopify, Inc., Class A(a)	571,630
		868,637
	Denmark — 5.3%
6,716	Novo Nordisk AS, Class B	579,469
21,215	Vestas Wind Systems AS(a)	291,004
		870,473
	France — 13.0%
3,583	Air Liquide SA	582,451
26,608	Credit Agricole SA	366,113
12,174	Dassault Systemes SE	421,268
1,774	EssilorLuxottica SA	432,732
897	L'Oreal SA	317,541
		2,120,105
	Germany — 12.4%
14,279	Deutsche Telekom AG	427,843
4,396	SAP SE	1,081,302
4,895	Symrise AG	522,162
		2,031,307
	Hong Kong — 2.2%
48,916	AIA Group Ltd.	351,357
	Ireland — 3.1%
6,966	Kingspan Group PLC	506,411
	Japan — 10.6%
3,000	Kao Corp.	121,385
35,708	Kubota Corp.	413,669
15,248	Sekisui House Ltd.	363,575
2,000	Shimano, Inc.	269,035
24,500	Terumo Corp.	472,990
5,500	West Japan Railway Co.	97,415
		1,738,069
	Netherlands — 6.9%
327	Adyen NV(a)	485,947
916	ASML Holding NV	641,598
		1,127,545
	Spain — 4.3%
51,455	Iberdrola SA	709,061
	Switzerland — 4.5%
2,822	DSM-Firmenich AG	285,259
786	Geberit AG, (Registered)	445,759
		731,018
	Taiwan — 5.0%
4,156	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	820,768
	United Kingdom — 14.6%
2,435	AstraZeneca PLC	317,474
15,927	Halma PLC	534,334
43,733	Land Securities Group PLC	319,381
191,878	Legal & General Group PLC	550,944
7,893	RELX PLC	357,624
5,398	Unilever PLC	307,492
		2,387,249
Shares	Description	Value (†)
	United States — 3.5%
2,189	Sanofi SA	$212,795
6,589	Smurfit WestRock PLC	355,422
		568,217
	Total Common Stocks (Identified Cost $15,696,242)	15,840,145

Principal Amount
Short-Term Investments — 1.9%
$319,170	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $319,214 on 1/02/2025 collateralized by $321,600 U.S. Treasury Note, 4.125% due 2/15/2027 valued at $325,712 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $319,170)	319,170
	Total Investments — 98.8% (Identified Cost $16,015,412)	16,159,315
	Other assets less liabilities — 1.2%	194,588
	Net Assets — 100.0%	$16,353,903

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at December 31, 2024
Software	9.2%
Semiconductors & Semiconductor Equipment	8.9
Chemicals	8.6
Banks	7.2
Pharmaceuticals	6.7
Building Products	5.8
Health Care Equipment & Supplies	5.6
Insurance	5.6
Personal Care Products	4.5
Electric Utilities	4.3
IT Services	3.5
Electronic Equipment, Instruments & Components	3.3
Diversified REITs	3.1
Financial Services	3.0
Diversified Telecommunication Services	2.6
Machinery	2.5
Ground Transportation	2.4
Household Durables	2.2
Professional Services	2.2
Containers & Packaging	2.2
Other Investments, less than 2% each	3.5
Short-Term Investments	1.9
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of December 31, 2024
Mirova International Sustainable Equity Fund (continued)
Currency Exposure Summary at December 31, 2024
Euro	49.7%
British Pound	14.9
United States Dollar	12.2
Japanese Yen	10.6
Danish Krone	5.3
Swiss Franc	2.7
Hong Kong Dollar	2.2
Australian Dollar	1.2
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%
See accompanying notes to financial statements.
15 |

Statements of Assets and Liabilities
December 31, 2024

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$1,755,954,938	$130,787,910	$38,865,166
Net unrealized appreciation (depreciation)	5,071,587,219	117,677,242	(3,700,685)
Investments at value	6,827,542,157	248,465,152	35,164,481
Cash	2,515	2,323	110,084
Due from brokers (including variation margin on futures contracts) (Note 2)	—	—	611,015
Foreign currency at value (identified cost $0, $0 and $2,060,306, respectively)	—	—	2,017,818
Receivable for Fund shares sold	10,748,090	157,317	271,634
Receivable from investment adviser (Note 6)	—	—	21,273
Receivable for securities sold	14,816,724	682,184	—
Dividends and interest receivable	2,307,341	132,681	288,534
Unrealized appreciation on futures contracts (Note 2)	—	—	456,783
Tax reclaims receivable	—	233	—
Prepaid expenses	612	612	612
TOTAL ASSETS	6,855,417,439	249,440,502	38,942,234
LIABILITIES
Options written, at value (premiums received $68,422,584, $2,800,212 and $0, respectively) (Note 2)	29,204,655	1,251,655	—
Payable for securities purchased	11,809,875	569	—
Payable for Fund shares redeemed	6,597,248	7,325	669,350
Unrealized depreciation on futures contracts (Note 2)	—	—	85,996
Management fees payable (Note 6)	3,294,597	81,527	—
Deferred Trustees’ fees (Note 6)	1,305,476	66,030	28,616
Administrative fees payable (Note 6)	252,921	9,188	1,434
Payable to distributor (Note 6d)	49,528	2,929	270
Audit and tax services fees payable	58,346	57,070	48,045
Other accounts payable and accrued expenses	329,549	35,864	11,845
TOTAL LIABILITIES	52,902,195	1,512,157	845,556
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$6,802,515,244	$247,928,345	$38,096,678
NET ASSETS CONSIST OF:
Paid-in capital	$2,607,164,156	$149,377,571	$45,161,940
Accumulated earnings (loss)	4,195,351,088	98,550,774	(7,065,262)
NET ASSETS	$6,802,515,244	$247,928,345	$38,096,678
See accompanying notes to financial statements.
| 16

Statements of Assets and Liabilities (continued)
December 31, 2024
	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$688,801,267	$3,090,001	$5,619,249
Shares of beneficial interest	14,872,192	155,592	657,836
Net asset value and redemption price per share	$46.31	$19.86	$8.54
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$49.14	$21.07	$8.92
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$50,388,203	$1,052,703	$—
Shares of beneficial interest	1,102,659	53,698	—
Net asset value and offering price per share	$45.70	$19.60	$—
Class N shares:
Net assets	$416,798,880	$308,948	$8,355,258
Shares of beneficial interest	9,007,245	15,584	972,389
Net asset value, offering and redemption price per share	$46.27	$19.82	$8.59
Class Y shares:
Net assets	$5,646,526,894	$243,476,693	$24,122,171
Shares of beneficial interest	122,042,711	12,273,111	2,811,115
Net asset value, offering and redemption price per share	$46.27	$19.84	$8.58

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
17 |

Statements of Assets and Liabilities (continued)
December 31, 2024

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund
ASSETS
Investments at cost	$815,253,823	$16,015,412
Net unrealized appreciation (depreciation)	149,298,711	143,903
Investments at value	964,552,534	16,159,315
Foreign currency at value (identified cost $8,291,465 and $196,016, respectively)	8,219,615	193,577
Receivable for Fund shares sold	2,807,412	8,460
Dividends and interest receivable	280,926	18,662
Tax reclaims receivable	717,787	52,785
Prepaid expenses	612	612
TOTAL ASSETS	976,578,886	16,433,411
LIABILITIES
Payable for Fund shares redeemed	1,563,669	155
Management fees payable (Note 6)	673,579	2,486
Deferred Trustees’ fees (Note 6)	67,360	19,942
Administrative fees payable (Note 6)	37,236	620
Payable to distributor (Note 6d)	5,925	21
Audit and tax services fees payable	47,804	47,593
Other accounts payable and accrued expenses	81,580	8,691
TOTAL LIABILITIES	2,477,153	79,508
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$974,101,733	$16,353,903
NET ASSETS CONSIST OF:
Paid-in capital	$810,726,415	$17,871,306
Accumulated earnings (loss)	163,375,318	(1,517,403)
NET ASSETS	$974,101,733	$16,353,903
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$35,416,010	$401,938
Shares of beneficial interest	1,780,549	33,731
Net asset value and redemption price per share	$19.89	$11.92
Offering price per share (100/94.25 of net asset value) (Note 1)	$21.10	$12.65
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$9,304,532	$ —
Shares of beneficial interest	497,525	—
Net asset value and offering price per share	$18.70	$ —
Class N shares:
Net assets	$285,343,112	$12,471,073
Shares of beneficial interest	14,209,049	1,043,149
Net asset value, offering and redemption price per share	$20.08	$11.96
Class Y shares:
Net assets	$644,038,079	$3,480,892
Shares of beneficial interest	32,068,934	291,602
Net asset value, offering and redemption price per share	$20.08	$11.94

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 18

Statements of Operations
For the Year Ended December 31, 2024

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
INVESTMENT INCOME
Dividends	$87,298,464	$4,227,532	$ —
Interest	3,404,835	179,058	1,030,542
Less net foreign taxes withheld	(74,215)	(24,919)	—
	90,629,084	4,381,671	1,030,542
Expenses
Management fees (Note 6)	38,718,490	1,764,570	198,564
Service and distribution fees (Note 6)	2,309,132	18,151	13,692
Administrative fees (Note 6)	2,917,074	134,840	17,601
Trustees' fees and expenses (Note 6)	501,004	39,447	23,185
Transfer agent fees and expenses (Notes 6, 7 and 8)	4,423,117	258,774	30,429
Audit and tax services fees	58,616	57,156	48,048
Custodian fees and expenses	205,803	60,577	10,273
Excise tax expenses (Note 11)	—	—	1,413
Legal fees	230,314	11,027	1,400
Registration fees	124,008	80,666	53,605
Regulatory filing fees	13,000	13,000	13,000
Shareholder reporting expenses	213,726	30,175	19,796
Miscellaneous expenses	204,635	30,454	21,448
Total expenses	49,918,919	2,498,837	452,454
Less waiver and/or expense reimbursement (Notes 6 and 11)	(1,637,959)	(406,322)	(183,272)
Less expense offset (Note 8)	(167,191)	(5,688)	(1,170)
Net expenses	48,113,769	2,086,827	268,012
Net investment income	42,515,315	2,294,844	762,530
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written and Foreign currency transactions
Net realized gain (loss) on:
Investments	551,528,651	24,198,390	(377,266)
Futures contracts	—	—	1,506,292
Options written	(416,350,299)	(23,975,032)	—
Foreign currency transactions (Note 2c)	(1,210)	(340)	18,837
Net change in unrealized appreciation (depreciation) on:
Investments	668,941,385	43,757,123	(1,191,790)
Futures contracts	—	—	454,098
Options written	90,992,787	3,722,006	—
Foreign currency translations (Note 2c)	(398)	(102)	(68,579)
Net realized and unrealized gain on Investments, Futures contracts, Options written and Foreign currency transactions	895,110,916	47,702,045	341,592
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$937,626,231	$49,996,889	$1,104,122
See accompanying notes to financial statements.
19 |

Statements of Operations (continued)
For the Year Ended December 31, 2024

	Mirova Global Sustainable Equity Fund	Mirova International Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$12,507,805	$370,906
Non-cash dividends (Note 2b)	1,426,923	29,693
Interest	581,209	22,864
Less net foreign taxes withheld	(938,717)	(36,512)
	13,577,220	386,951
Expenses
Management fees (Note 6)	8,602,808	136,092
Service and distribution fees (Note 6)	193,112	1,496
Administrative fees (Note 6)	476,643	7,532
Trustees' fees and expenses (Note 6)	65,856	20,654
Transfer agent fees and expenses (Notes 6, 7 and 8)	811,321	6,477
Audit and tax services fees	48,209	47,593
Custodian fees and expenses	60,697	9,040
Legal fees	38,923	584
Registration fees	80,419	54,266
Regulatory filing fees	13,000	13,000
Shareholder reporting expenses	93,895	14,856
Miscellaneous expenses	47,832	15,489
Total expenses	10,532,715	327,079
Less waiver and/or expense reimbursement (Notes 6 and 11)	(298,216)	(169,488)
Less expense offset (Note 8)	(5,298)	(140)
Net expenses	10,229,201	157,451
Net investment income	3,348,019	229,500
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	66,806,370	(497,765)
Foreign currency transactions (Note 2c)	(146,654)	22,645
Net change in unrealized appreciation (depreciation) on:
Investments	67,884,056	479,314
Foreign currency translations (Note 2c)	(185,612)	(21,150)
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions	134,358,160	(16,956)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,706,179	$212,544
See accompanying notes to financial statements.
| 20

Statements of Changes in Net Assets

	Gateway Fund		Gateway Equity Call Premium Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$42,515,315	$57,100,451	$2,294,844	$2,382,893
Net realized gain (loss) on investments, written options and foreign currency transactions	135,177,142	6,738,601	223,018	(12,935,957)
Net change in unrealized appreciation on investments, written options and foreign currency translations	759,933,774	804,362,927	47,479,027	45,102,037
Net increase in net assets resulting from operations	937,626,231	868,201,979	49,996,889	34,548,973
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,097,530)	(5,628,870)	(14,193)	(14,160)
Class C	(11,785)	(35,832)	(120)	(383)
Class N	(3,016,146)	(4,248,718)	(2,378)	(2,435)
Class Y	(37,271,753)	(47,085,481)	(2,311,948)	(2,318,924)
Total distributions	(43,397,214)	(56,998,901)	(2,328,639)	(2,335,902)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 13)	(544,007,895)	(696,948,462)	(70,230,561)	98,867,789
Net increase (decrease) in net assets	350,221,122	114,254,616	(22,562,311)	131,080,860
NET ASSETS
Beginning of the year	6,452,294,122	6,338,039,506	270,490,656	139,409,796
End of the year	$6,802,515,244	$6,452,294,122	$247,928,345	$270,490,656
See accompanying notes to financial statements.
21 |

Statements of Changes in Net Assets (continued)

	Mirova Global Green Bond Fund		Mirova Global Sustainable Equity Fund
	Year Ended December 31,2024	Year Ended December 31,2023	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$762,530	$658,338	$3,348,019	$5,968,893
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	1,147,863	(1,682,652)	66,659,716	(21,970,730)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(806,271)	4,173,620	67,698,444	180,547,685
Net increase in net assets resulting from operations	1,104,122	3,149,306	137,706,179	164,545,848
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(116,813)	(102,967)	(620,763)	(114,468)
Class C	—	—	(168,351)	(7,207)
Class N	(193,740)	(155,506)	(5,830,968)	(1,592,541)
Class Y	(568,408)	(592,982)	(12,713,565)	(4,579,840)
Total distributions	(878,961)	(851,455)	(19,333,647)	(6,294,056)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 13)	(1,392,769)	1,351,141	(177,986,825)	8,031,826
Net increase (decrease) in net assets	(1,167,608)	3,648,992	(59,614,293)	166,283,618
NET ASSETS
Beginning of the year	39,264,286	35,615,294	1,033,716,026	867,432,408
End of the year	$38,096,678	$39,264,286	$974,101,733	$1,033,716,026
See accompanying notes to financial statements.
| 22

Statements of Changes in Net Assets (continued)

	Mirova International Sustainable Equity Fund
	Year Ended December 31,2024	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$229,500	$189,054
Net realized loss on investments and foreign currency transactions	(475,120)	(851,122)
Net change in unrealized appreciation on investments and foreign currency translations	458,164	2,270,242
Net increase in net assets resulting from operations	212,544	1,608,174
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,261)	(6,318)
Class N	(210,183)	(138,982)
Class Y	(58,334)	(61,156)
Total distributions	(273,778)	(206,456)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 13)	206,656	5,848,519
Net increase in net assets	145,422	7,250,237
NET ASSETS
Beginning of the year	16,208,481	8,958,244
End of the year	$16,353,903	$16,208,481
See accompanying notes to financial statements.
23 |

Financial Highlights
For a share outstanding throughout each period.

	Gateway Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$40.42	$35.57	$40.70	$36.76	$34.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.27	0.22	0.18	0.30
Net realized and unrealized gain (loss)	5.89	4.85	(5.13)	3.93	2.08
Total from Investment Operations	6.08	5.12	(4.91)	4.11	2.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.27)	(0.22)	(0.17)	(0.31)
Net asset value, end of the period	$46.31	$40.42	$35.57	$40.70	$36.76
Total return(b)(c)	15.08%	14.43%	(12.06)%	11.24%	6.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$688,801	$778,973	$869,122	$1,073,713	$987,702
Net expenses(d)	0.94%(e)	0.94%(f)	0.93%(g)	0.94%(g)	0.94%
Gross expenses	0.98%(e)	0.98%(f)	0.96%(g)	0.98%(g)	1.02%
Net investment income	0.44%	0.71%	0.60%	0.46%	0.88%
Portfolio turnover rate	12%	18%	16%	11%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(f)	Includes refund of prior year service fee of less than 0.01%.
(g)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$40.02	$35.26	$40.41	$36.60	$34.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.14)	(0.02)	(0.06)	(0.11)	0.04
Net realized and unrealized gain (loss)	5.83	4.80	(5.09)	3.92	2.07
Total from Investment Operations	5.69	4.78	(5.15)	3.81	2.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.02)	—	—	(0.05)
Net asset value, end of the period	$45.70	$40.02	$35.26	$40.41	$36.60
Total return(b)(c)	14.22%	13.56%	(12.74)%	10.41%	6.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$50,388	$61,730	$77,355	$114,019	$142,623
Net expenses(d)	1.70%	1.70%	1.70%	1.70%	1.70%
Gross expenses	1.73%	1.73%	1.71%	1.73%	1.77%
Net investment income (loss)	(0.32)%	(0.06)%	(0.17)%	(0.30)%	0.12%
Portfolio turnover rate	12%	18%	16%	11%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$40.39	$35.55	$40.68	$36.74	$34.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.39	0.33	0.29	0.40
Net realized and unrealized gain (loss)	5.88	4.83	(5.13)	3.94	2.07
Total from Investment Operations	6.20	5.22	(4.80)	4.23	2.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.38)	(0.33)	(0.29)	(0.41)
Net asset value, end of the period	$46.27	$40.39	$35.55	$40.68	$36.74
Total return	15.40%(b)	14.75%(b)	(11.80)%	11.57%(b)	7.25%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$416,799	$540,446	$378,377	$504,299	$369,829
Net expenses	0.65%(c)	0.65%(c)	0.65%	0.65%(c)	0.65%(c)
Gross expenses	0.66%	0.66%	0.65%	0.67%	0.70%
Net investment income	0.74%	1.00%	0.88%	0.74%	1.17%
Portfolio turnover rate	12%	18%	16%	11%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$40.38	$35.54	$40.67	$36.73	$34.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.36	0.31	0.27	0.38
Net realized and unrealized gain (loss)	5.90	4.84	(5.13)	3.94	2.07
Total from Investment Operations	6.19	5.20	(4.82)	4.21	2.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.36)	(0.31)	(0.27)	(0.39)
Net asset value, end of the period	$46.27	$40.38	$35.54	$40.67	$36.73
Total return(b)	15.37%	14.70%	(11.85)%	11.49%	7.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,646,527	$5,071,145	$5,013,186	$6,492,511	$5,624,810
Net expenses(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.73%	0.73%	0.71%	0.73%	0.77%
Net investment income	0.67%	0.94%	0.83%	0.70%	1.12%
Portfolio turnover rate	12%	18%	16%	11%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$17.01	$14.60	$16.66	$14.03	$13.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.12	0.10	0.07	0.09
Net realized and unrealized gain (loss)	2.85	2.41	(2.06)	2.62	0.95
Total from Investment Operations	2.95	2.53	(1.96)	2.69	1.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.12)	(0.10)	(0.06)	(0.08)
Net asset value, end of the period	$19.86	$17.01	$14.60	$16.66	$14.03
Total return(b)(c)	17.38%	17.35%	(11.77)%	19.20%	8.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,090	$2,073	$1,617	$2,613	$1,456
Net expenses(d)	0.93%	0.93%	0.93%	1.03%(e)(f)	1.20%
Gross expenses	1.07%	1.09%	1.16%	1.20%	1.43%
Net investment income	0.52%	0.78%	0.66%	0.43%	0.69%
Portfolio turnover rate	19%	32%	11%	5%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2021, the expense limit decreased from 1.20% to 0.93%.
(f)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$16.83	$14.46	$16.52	$13.96	$13.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	0.00 (b)	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	2.81	2.38	(2.04)	2.61	0.95
Total from Investment Operations	2.77	2.38	(2.05)	2.56	0.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.01)	(0.01)	(0.00)(b)	(0.01)
Net asset value, end of the period	$19.60	$16.83	$14.46	$16.52	$13.96
Total return(c)(d)	16.47%	16.44%	(12.36)%	18.28%	7.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,053	$1,130	$944	$814	$741
Net expenses(e)	1.68%	1.68%	1.68%	1.79%(f)(g)	1.95%
Gross expenses	1.82%	1.84%	1.91%	1.96%	2.17%
Net investment income (loss)	(0.23)%	0.03%	(0.06)%	(0.33)%	(0.10)%
Portfolio turnover rate	19%	32%	11%	5%	15%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.68%.
(g)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$16.98	$14.57	$16.63	$14.01	$13.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.17	0.14	0.11	0.12
Net realized and unrealized gain (loss)	2.85	2.40	(2.05)	2.61	0.95
Total from Investment Operations	3.00	2.57	(1.91)	2.72	1.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.16)	(0.15)	(0.10)	(0.12)
Net asset value, end of the period	$19.82	$16.98	$14.57	$16.63	$14.01
Total return(b)	17.69%	17.74%	(11.51)%	19.49%	8.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$309	$255	$219	$437	$728
Net expenses(c)	0.63%	0.63%	0.63%	0.77%(d)	0.90%
Gross expenses	1.05%	1.28%	1.23%	1.08%	1.29%
Net investment income	0.82%	1.08%	0.95%	0.70%	0.95%
Portfolio turnover rate	19%	32%	11%	5%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.63%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$16.99	$14.59	$16.65	$14.02	$13.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.17	0.14	0.10	0.11
Net realized and unrealized gain (loss)	2.86	2.39	(2.06)	2.63	0.96
Total from Investment Operations	3.00	2.56	(1.92)	2.73	1.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.16)	(0.14)	(0.10)	(0.12)
Net asset value, end of the period	$19.84	$16.99	$14.59	$16.65	$14.02
Total return(b)	17.68%	17.59%	(11.48)%	19.43%	8.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$243,477	$267,033	$136,629	$102,004	$56,979
Net expenses(c)	0.68%	0.68%	0.68%	0.78%(d)(e)	0.95%
Gross expenses	0.82%	0.84%	0.91%	0.95%	1.17%
Net investment income	0.76%	1.04%	0.95%	0.67%	0.90%
Portfolio turnover rate	19%	32%	11%	5%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.68%.
(e)	Includes additional voluntary waiver of advisory fee of 0.02%.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$8.50	$7.99	$10.14	$10.77	$10.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.13	0.07	0.04	0.07
Net realized and unrealized gain (loss)	0.08	0.55	(1.75)	(0.37)	0.71
Total from Investment Operations	0.22	0.68	(1.68)	(0.33)	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.17)	(0.01)	(0.14)	(0.18)
Net realized capital gains	—	—	(0.46)	(0.16)	(0.19)
Total Distributions	(0.18)	(0.17)	(0.47)	(0.30)	(0.37)
Net asset value, end of the period	$8.54	$8.50	$7.99	$10.14	$10.77
Total return(b)(c)	2.57%	8.48%	(16.73)%	(3.02)%	7.61%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,619	$5,230	$5,278	$6,798	$5,674
Net expenses(d)	0.90%	0.93%(e)	0.91%(f)	0.96%(g)(h)	0.97%(i)
Gross expenses	1.37%	1.41%(e)	1.34%(f)	1.41%(h)	1.43%(i)
Net investment income	1.69%	1.55%	0.83%	0.39%	0.69%
Portfolio turnover rate	10%	18%	60%	37%	53%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.38%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.33%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.92% and the ratio of gross expenses would have been 1.37%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.41%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$8.55	$8.04	$10.17	$10.80	$10.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.15	0.10	0.07	0.10
Net realized and unrealized gain (loss)	0.07	0.55	(1.75)	(0.36)	0.71
Total from Investment Operations	0.24	0.70	(1.65)	(0.29)	0.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.19)	(0.02)	(0.18)	(0.21)
Net realized capital gains	—	—	(0.46)	(0.16)	(0.19)
Total Distributions	(0.20)	(0.19)	(0.48)	(0.34)	(0.40)
Net asset value, end of the period	$8.59	$8.55	$8.04	$10.17	$10.80
Total return(b)	2.85%	8.73%	(16.42)%	(2.73)%	7.89%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$8,355	$7,045	$5,224	$8,110	$11,781
Net expenses(c)	0.60%	0.62%(d)	0.61%(e)	0.67%(f)(g)	0.67%(h)
Gross expenses	1.04%	1.08%(d)	0.99%(e)	1.05%(g)	1.07%(h)
Net investment income	1.99%	1.86%	1.11%	0.69%	0.96%
Portfolio turnover rate	10%	18%	60%	37%	53%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.60% and the ratio of gross expenses would have been 1.06%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.60% and the ratio of gross expenses would have been 0.98%.
(f)	Effective July 1, 2021, the expense limit decreased from 0.65% to 0.60%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.63% and the ratio of gross expenses would have been 1.02%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.05%.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$8.54	$8.03	$10.16	$10.79	$10.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.15	0.10	0.07	0.10
Net realized and unrealized gain (loss)	0.07	0.55	(1.76)	(0.37)	0.72
Total from Investment Operations	0.24	0.70	(1.66)	(0.30)	0.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.19)	(0.01)	(0.17)	(0.21)
Net realized capital gains	—	—	(0.46)	(0.16)	(0.19)
Total Distributions	(0.20)	(0.19)	(0.47)	(0.33)	(0.40)
Net asset value, end of the period	$8.58	$8.54	$8.03	$10.16	$10.79
Total return(b)	2.80%	8.69%	(16.45)%	(2.69)%	7.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$24,122	$26,989	$25,113	$32,217	$22,081
Net expenses(c)	0.65%	0.68%(d)	0.66%(e)	0.71%(f)(g)	0.72%(h)
Gross expenses	1.12%	1.16%(d)	1.09%(e)	1.16%(g)	1.18%(h)
Net investment income	1.95%	1.80%	1.09%	0.63%	0.94%
Portfolio turnover rate	10%	18%	60%	37%	53%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.13%.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.08%.
(f)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.67% and the ratio of gross expenses would have been 1.13%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 1.16%.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$17.94	$15.22	$20.53	$19.57	$14.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.06	0.08	(0.01)	(0.02)
Net realized and unrealized gain (loss)	2.30	2.73	(4.62)	3.45	4.77
Total from Investment Operations	2.31	2.79	(4.54)	3.44	4.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.07)	(0.07)	(0.00)(b)	(0.00)(b)
Net realized capital gains	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.36)	(0.07)	(0.77)	(2.48)	(0.10)
Net asset value, end of the period	$19.89	$17.94	$15.22	$20.53	$19.57
Total return(c)(d)	12.83%	18.32%	(22.56)%	17.82%	32.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$35,416	$30,525	$29,013	$43,117	$33,625
Net expenses(e)	1.20%	1.20%	1.20%(f)	1.21%(g)	1.20%
Gross expenses	1.24%	1.24%	1.26%(f)	1.24%(g)	1.24%
Net investment income (loss)	0.05%	0.37%	0.51%	(0.03)%	(0.14)%
Portfolio turnover rate	18%	23%	23%	40%(h)	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.25%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 1.24%.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$16.99	$14.48	$19.62	$18.95	$14.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.06)	(0.04)	(0.16)	(0.13)
Net realized and unrealized gain (loss)	2.18	2.58	(4.40)	3.31	4.62
Total from Investment Operations	2.05	2.52	(4.44)	3.15	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.01)	—	(0.00)(b)	(0.00)(b)
Net realized capital gains	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.34)	(0.01)	(0.70)	(2.48)	(0.10)
Net asset value, end of the period	$18.70	$16.99	$14.48	$19.62	$18.95
Total return(c)(d)	11.99%	17.41%	(23.11)%	16.85%	31.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,305	$10,786	$11,441	$17,248	$11,196
Net expenses(e)	1.95%	1.95%	1.95%(f)	1.96%(g)	1.95%
Gross expenses	1.99%	1.99%	2.01%(f)	1.99%(g)	1.99%
Net investment loss	(0.70)%	(0.38)%	(0.23)%	(0.79)%	(0.84)%
Portfolio turnover rate	18%	23%	23%	40%(h)	11%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 2.00%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.95% and the ratio of gross expenses would have been 1.99%.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$18.11	$15.36	$20.72	$19.71	$14.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.11	0.13	0.05	0.01
Net realized and unrealized gain (loss)	2.32	2.76	(4.67)	3.49	4.82
Total from Investment Operations	2.39	2.87	(4.54)	3.54	4.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.12)	(0.12)	(0.05)	(0.01)
Net realized capital gains	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.42)	(0.12)	(0.82)	(2.53)	(0.11)
Net asset value, end of the period	$20.08	$18.11	$15.36	$20.72	$19.71
Total return	13.15%	18.70%	(22.32)%	18.17%	32.44%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$285,343	$239,009	$189,957	$219,679	$72,768
Net expenses	0.89%	0.89%	0.90%(c)	0.91%(d)(e)	0.90%(f)
Gross expenses	0.89%	0.89%	0.90%(c)	0.91%(d)(e)	0.93%
Net investment income	0.36%	0.64%	0.81%	0.24%	0.08%
Portfolio turnover rate	18%	23%	23%	40%(g)	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.89% and the ratio of gross expenses would have been 0.89%.
(d)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 0.90%.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$18.11	$15.36	$20.71	$19.71	$14.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.11	0.12	0.05	0.01
Net realized and unrealized gain (loss)	2.31	2.75	(4.66)	3.46	4.81
Total from Investment Operations	2.38	2.86	(4.54)	3.51	4.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.11)	(0.11)	(0.03)	(0.00)(b)
Net realized capital gains	(0.33)	—	(0.70)	(2.48)	(0.10)
Total Distributions	(0.41)	(0.11)	(0.81)	(2.51)	(0.10)
Net asset value, end of the period	$20.08	$18.11	$15.36	$20.71	$19.71
Total return(c)	13.06%	18.63%	(22.33)%	18.06%	32.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$644,038	$753,396	$637,021	$840,638	$760,181
Net expenses(d)	0.95%	0.95%	0.95%(e)	0.96%(f)	0.95%
Gross expenses	0.99%	0.99%	1.01%(e)	0.99%(f)	0.99%
Net investment income	0.32%	0.63%	0.76%	0.22%	0.06%
Portfolio turnover rate	18%	23%	23%	40%(g)	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.00%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 0.99%.
(g)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to an increase in shareholder activity.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class A
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$11.85	$10.47	$14.35	$13.95	$12.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14	0.17	0.11	0.08	(0.01)
Net realized and unrealized gain (loss)	0.08 (b)	1.33	(3.62)	0.78	2.87
Total from Investment Operations	0.22	1.50	(3.51)	0.86	2.86
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.12)	(0.37)	(0.09)	(0.12)
Net realized capital gains	—	—	—	(0.37)	(1.30)
Total Distributions	(0.15)	(0.12)	(0.37)	(0.46)	(1.42)
Net asset value, end of the period	$11.92	$11.85	$10.47	$14.35	$13.95
Total return(c)(d)	1.88%	14.37%	(24.42)%	6.22%	23.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$402	$601	$717	$380	$76
Net expenses(e)	1.20%	1.20%	1.21%(f)	1.21%(g)	1.26%(h)
Gross expenses	2.24%	2.64%	2.30%(f)	2.08%(g)	5.69%(h)
Net investment income (loss)	1.14%	1.51%	0.99%	0.57%	(0.04)%
Portfolio turnover rate	33%	14%	8%	8%	11%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.29%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 2.07%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.20% and the ratio of gross expenses would have been 5.64%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class N
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$11.90	$10.52	$14.40	$13.99	$12.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.19	0.23	0.14	0.07
Net realized and unrealized gain (loss)	0.10 (b)	1.35	(3.71)	0.76	2.84
Total from Investment Operations	0.27	1.54	(3.48)	0.90	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.16)	(0.40)	(0.12)	(0.13)
Net realized capital gains	—	—	—	(0.37)	(1.30)
Total Distributions	(0.21)	(0.16)	(0.40)	(0.49)	(1.43)
Net asset value, end of the period	$11.96	$11.90	$10.52	$14.40	$13.99
Total return(c)	2.23%	14.66%	(24.17)%	6.47%	23.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,471	$10,540	$7,433	$27,569	$16,478
Net expenses(d)	0.90%	0.90%	0.91%(e)	0.91%(f)	0.93%(g)
Gross expenses	1.88%	2.28%	1.80%(e)	1.44%(f)	1.83%(g)
Net investment income	1.36%	1.68%	2.01%	0.94%	0.58%
Portfolio turnover rate	33%	14%	8%	8%	11%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.79%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.43%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.80%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Mirova International Sustainable Equity Fund—Class Y
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of the period	$11.89	$10.51	$14.38	$13.98	$12.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.13	0.24	0.08	0.03
Net realized and unrealized gain (loss)	0.08 (b)	1.41	(3.72)	0.80	2.88
Total from Investment Operations	0.25	1.54	(3.48)	0.88	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.16)	(0.39)	(0.11)	(0.13)
Net realized capital gains	—	—	—	(0.37)	(1.30)
Total Distributions	(0.20)	(0.16)	(0.39)	(0.48)	(1.43)
Net asset value, end of the period	$11.94	$11.89	$10.51	$14.38	$13.98
Total return(c)	2.09%	14.64%	(24.18)%	6.39%	23.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,481	$5,067	$808	$1,783	$75
Net expenses(d)	0.95%	0.95%	0.96%(e)	0.96%(f)	1.00%(g)
Gross expenses	1.98%	2.39%	2.05%(e)	1.83%(f)	6.51%(g)
Net investment income	1.34%	1.14%	2.09%	0.52%	0.21%
Portfolio turnover rate	33%	14%	8%	8%	11%

(a)	Per share investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 2.04%.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 1.82%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 6.46%.
See accompanying notes to financial statements.
41 |

Notes to Financial Statements
December 31, 2024
1.Organization. Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Gateway Trust:
Gateway Fund
Gateway Equity Call Premium Fund
Natixis Funds Trust I:
Mirova Global Green Bond Fund (“Global Green Bond Fund”)
Mirova Global Sustainable Equity Fund (“Global Sustainable Equity Fund”)
Mirova International Sustainable Equity Fund (“International Sustainable Equity Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares, except for Global Green Bond Fund and International Sustainable Equity Fund, which do not offer Class C shares.
Class A shares are sold with a maximum front-end sales charge of 5.75% for all Funds except for Global Green Bond Fund which are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named investment adviser acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
| 42

Notes to Financial Statements (continued)
December 31, 2024
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
43 |

Notes to Financial Statements (continued)
December 31, 2024
d. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
e. Option Contracts. Gateway Fund and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.
When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.
When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
f. Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts (including variation margin, as applicable). In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
g. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of December 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are
| 44

Notes to Financial Statements (continued)
December 31, 2024
reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
h. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, deferred Trustees' fees, distribution re-designations, capital gain distribution received, return of capital distributions received, corporate actions, distributions in excess of income and/or capital gain and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, futures contract mark-to-market, capital gain distribution received, corporate actions, options contract mark-to-market, deferral of EU reclaim and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended December 31, 2024 and 2023 was as follows:
	2024 Distributions			2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$43,397,214	$ —	$43,397,214	$56,998,901	$ —	$56,998,901
Gateway Equity Call Premium Fund	2,328,639	—	2,328,639	2,335,902	—	2,335,902
Global Green Bond Fund	878,961	—	878,961	851,455	—	851,455
Global Sustainable Equity Fund	3,727,590	15,606,057	19,333,647	6,294,056	—	6,294,056
International Sustainable Equity Fund	273,778	—	273,778	206,456	—	206,456
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
45 |

Notes to Financial Statements (continued)
December 31, 2024
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund
Undistributed ordinary income	$538,015	$12,560	$ —	$ —	$ —
Undistributed long-term capital gains	—	—	—	17,345,345	—
Total undistributed earnings	538,015	12,560	—	17,345,345	—
Capital loss carryforward:
Short-term:
No expiration date	(876,230,446)	(16,262,687)	(319,751)	—	(410,763)
Long-term:
No expiration date	—	(2,812,459)	(2,061,571)	—	(1,113,478)
Total capital loss carryforward*	(876,230,446)	(19,075,146)	(2,381,322)	—	(1,524,241)
Late-year ordinary and post-October capital loss deferrals**	—	—	(94,368)	(211,417)	(2,545)
Unrealized appreciation (depreciation)	5,072,348,995	117,679,390	(4,560,956)	146,308,749	29,325
Total accumulated earnings (losses)	$4,196,656,564	$98,616,804	$(7,036,646)	$163,442,677	$(1,497,461)

*
Under Section 382 of the Internal Revenue Service Code, a portion of the capital loss carryforward for the International Sustainable Equity Fund is subject to certain limitations upon availability, to offset future capital gains, if any.

**
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Green Bond Fund, Global
Sustainable Equity Fund and International Sustainable Equity Fund are deferring foreign currency losses.

As of December 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Gateway Fund	Gateway Equity Call Premium Fund	Global Green Bond Fund	Global Sustainable Equity Fund	International Sustainable Equity Fund
Federal tax cost	$1,754,372,573	$130,785,741	$39,675,192	$818,113,690	$16,123,218
Gross tax appreciation	$5,081,706,031	$118,253,120	$209,065	$201,288,115	$1,490,369
Gross tax depreciation	(9,357,070)	(573,709)	(4,719,776)	(54,849,271)	(1,454,272)
Net tax appreciation (depreciation)	$5,072,348,961	$117,679,411	$(4,510,711)	$146,438,844	$36,097
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market.
i. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
j. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
| 46

Notes to Financial Statements (continued)
December 31, 2024
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of December 31, 2024, at value:
Gateway Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,661,668,649	$ —	$ —	$6,661,668,649
Purchased Options(a)	63,869,080	—	—	63,869,080
Short-Term Investments	—	102,004,428	—	102,004,428
Total	$6,725,537,729	$102,004,428	$ —	$6,827,542,157

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(29,204,655)	$ —	$ —	$(29,204,655)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
47 |

Notes to Financial Statements (continued)
December 31, 2024

Gateway Equity Call Premium Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$243,898,527	$ —	$ —	$243,898,527
Short-Term Investments	—	4,566,625	—	4,566,625
Total Investments	$243,898,527	$4,566,625	$—	$248,465,152

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(1,251,655)	$ —	$ —	$(1,251,655)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Green Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$35,026,720	$ —	$35,026,720
Short-Term Investments	—	137,761	—	137,761
Total Investments	—	35,164,481	—	35,164,481
Futures Contracts (unrealized appreciation)	456,783	—	—	456,783
Total	$456,783	$35,164,481	$ —	$35,621,264

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(85,996)	$ —	$ —	$(85,996)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Sustainable Equity Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$9,460,138	$ —	$9,460,138
Denmark	—	32,748,157	—	32,748,157
France	—	36,129,504	—	36,129,504
Germany	—	39,336,513	—	39,336,513
Hong Kong	—	9,402,444	—	9,402,444
Japan	—	30,131,436	—	30,131,436
Netherlands	—	36,322,177	—	36,322,177
Spain	—	28,292,633	—	28,292,633
United Kingdom	—	36,627,634	—	36,627,634
United States	591,365,549	11,747,221	—	603,112,770
All Other Common Stocks(a)	93,950,517	—	—	93,950,517
Total Common Stocks	685,316,066	270,197,857	—	955,513,923
Short-Term Investments	—	9,038,611	—	9,038,611
Total Investments	$685,316,066	$279,236,468	$—	$964,552,534

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 48

Notes to Financial Statements (continued)
December 31, 2024

International Sustainable Equity Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$192,591	$ —	$192,591
Belgium	—	817,337	—	817,337
Denmark	—	870,473	—	870,473
France	—	2,120,105	—	2,120,105
Germany	—	2,031,307	—	2,031,307
Hong Kong	—	351,357	—	351,357
Ireland	—	506,411	—	506,411
Japan	—	1,738,069	—	1,738,069
Netherlands	—	1,127,545	—	1,127,545
Spain	—	709,061	—	709,061
Switzerland	—	731,018	—	731,018
United Kingdom	—	2,387,249	—	2,387,249
United States	—	568,217	—	568,217
All Other Common Stocks(a)	1,689,405	—	—	1,689,405
Total Common Stocks	1,689,405	14,150,740	—	15,840,145
Short-Term Investments	—	319,170	—	319,170
Total Investments	$1,689,405	$14,469,910	$—	$16,159,315

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments the Funds used during the period include written index call options, purchased index put options and futures contracts.
Through the use of index options, Gateway Fund and Gateway Equity Call Premium Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Each Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time. To meet this objective, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options and, for Gateway Fund, purchasing index put options. Writing index call options can reduce a Fund's volatility, provide a steady cash flow and be an important source of a Fund's return, although it also may reduce a Fund's ability to profit from increases in the value of its equity portfolio. Buying index put options, can protect a Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. For Gateway Fund, the combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. For Gateway Equity Call Premium Fund, the combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the year ended December 31, 2024, Gateway Fund used written index call options and purchased index put options and Gateway Equity Call Premium Fund used written index call options in accordance with these strategies.
Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in various types of futures contracts for investment purposes. During the year ended December 31, 2024, Global Green Bond Fund used U.S. and foreign government bond futures to gain yield curve exposure.
Global Green Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the year ended December 31, 2024, Global Green Bond Fund used U.S. and foreign government bond futures to manage duration.
49 |

Notes to Financial Statements (continued)
December 31, 2024
Global Green Bond Fund is also subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may use futures contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the year ended December 31, 2024, Global Green Bond Fund used currency futures for hedging purposes.
The following is a summary of derivative instruments for Gateway Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$63,869,080

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(29,204,655)

1	Represents purchased options, at value.
Transactions in derivative instruments for Gateway Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Options written
Equity contracts	$(170,230,928)	$(416,350,299)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Options written
Equity contracts	$14,823,152	$90,992,787

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(1,251,655)
Transactions in derivative instruments for Gateway Equity Call Premium Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Options written
Equity contracts	$(23,975,032)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$3,722,006
| 50

Notes to Financial Statements (continued)
December 31, 2024
The following is a summary of derivative instruments for Global Green Bond Fund as of December 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Foreign exchange contracts	$453,520
Interest rate contracts	3,263
Total exchange-traded asset derivatives	$456,783

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(85,996)
Transactions in derivative instruments for Global Green Bond Fund during the year ended December 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$32,486
Foreign exchange contracts	1,473,806
Total	$1,506,292

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(254,927)
Foreign exchange contracts	709,025
Total	$454,098
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of option contract activity as a percentage of investments in common stocks for Gateway Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the year ended December 31, 2024:
Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	99.04%	99.04%
Highest Notional Amount Outstanding	99.31%	99.31%
Lowest Notional Amount Outstanding	98.87%	98.87%
Notional Amount Outstanding as of December 31, 2024	98.87%	98.87%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500 ® Index.
51 |

Notes to Financial Statements (continued)
December 31, 2024
The volume of option contract activity as a percentage of investments in common stocks for Gateway Equity Call Premium Fund based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the year ended December 31, 2024:
Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	98.91%
Highest Notional Amount Outstanding	99.28%
Lowest Notional Amount Outstanding	98.42%
Notional Amount Outstanding as of December 31, 2024	99.11%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500 ® Index.
The volume of futures contract activity as a percentage of net assets for Global Green Bond Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the year ended December 31, 2024:
Global Green Bond Fund	Futures
Average Notional Amount Outstanding	85.52%
Highest Notional Amount Outstanding	88.78%
Lowest Notional Amount Outstanding	80.81%
Notional Amount Outstanding as of December 31, 2024	82.38%
Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.
Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended December 31, 2024, purchases and sales of securities (excluding short-term investments, option contracts and including paydowns) were as follows:
Fund	Purchases	Sales
Gateway Fund	$780,578,898	$1,927,893,085
Gateway Equity Call Premium Fund	54,848,269	148,043,349
Global Green Bond Fund	4,102,031	3,744,949
Global Sustainable Equity Fund	188,764,195	375,670,767
International Sustainable Equity Fund	5,968,112	5,256,569
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.60%	0.55%	0.53%
Gateway Equity Call Premium Fund	0.58%	0.58%	0.58%
| 52

Notes to Financial Statements (continued)
December 31, 2024
Mirova US LLC ("Mirova US") serves as investment adviser to Global Green Bond Fund, Global Sustainable Equity Fund and International Sustainable Equity Fund. Mirova US is a wholly-owned subsidiary of Mirova, which is in turn a subsidiary of Natixis Investment Managers. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.50%
Global Sustainable Equity Fund	0.80%
International Sustainable Equity Fund	0.80%
Gateway Advisers and Mirova US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, may be terminated before then only with the consent of the Funds' Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended December 31, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	0.93%	1.68%	0.63%	0.68%
Global Green Bond Fund	0.90%	— %	0.60%	0.65%
Global Sustainable Equity Fund	1.20%	1.95%	0.90%	0.95%
International Sustainable Equity Fund	1.20%	— %	0.90%	0.95%
Gateway Advisers and Mirova US shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended December 31, 2024, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Gateway Fund	$38,718,490	$1,567,550	$37,150,940	0.59%	0.56%
Gateway Equity Call Premium Fund	1,764,570	405,439	1,359,131	0.58%	0.45%
Global Green Bond Fund	198,564	180,820	17,744	0.50%	0.04%
Global Sustainable Equity Fund	8,602,808	—	8,602,808	0.80%	0.80%
International Sustainable Equity Fund	136,092	136,092	—	0.80%	— %

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
For the year ended December 31, 2024, class-specific expenses have been reimbursed as follows:
	Reimbursement[1]
	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$70,409	$ —	$ —	$ —	$70,409
Global Sustainable Equity Fund	12,357	3,980	—	275,480	291,817

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
53 |

Notes to Financial Statements (continued)
December 31, 2024
In addition, Mirova US reimbursed non-class-specific expenses of International Sustainable Equity Fund in the amount of $32,309, for the year ended December 31, 2024, which is subject to possible recovery until December 31, 2025.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended December 31, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$1,742,564	$141,642	$424,926
Gateway Equity Call Premium Fund	6,464	2,922	8,765
Global Green Bond Fund	13,692	—	—
Global Sustainable Equity Fund	84,218	27,224	81,670
International Sustainable Equity Fund	1,496	—	—
For the year ended December 31, 2024, Natixis Distribution refunded Gateway Fund $17,671 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended December 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Gateway Fund	$2,917,074
Gateway Equity Call Premium Fund	134,840
Global Green Bond Fund	17,601
Global Sustainable Equity Fund	476,643
International Sustainable Equity Fund	7,532
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
| 54

Notes to Financial Statements (continued)
December 31, 2024
For the year ended December 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Gateway Fund	$4,022,010
Gateway Equity Call Premium Fund	239,970
Global Green Bond Fund	24,995
Global Sustainable Equity Fund	777,485
International Sustainable Equity Fund	3,311
As of December 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$49,528
Gateway Equity Call Premium Fund	2,929
Global Green Bond Fund	270
Global Sustainable Equity Fund	5,925
International Sustainable Equity Fund	21
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended December 31, 2024 were as follows:
Fund	Commissions
Gateway Fund	$10,615
Gateway Equity Call Premium Fund	626
Global Sustainable Equity Fund	2,696
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Effective January 1, 2025, the Chairperson of the Board of Trustees will receive a retainer fee at the annual rate of $410,000 and each Independent Trustee (other than the Chairperson) will receive, in the aggregate, a retainer fee at the annual rate of $235,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each will receive an additional retainer fee at the annual rate of $30,000. All other Trustees fees will remain unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
55 |

Notes to Financial Statements (continued)
December 31, 2024
Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of December 31, 2024, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:
Percentage of Net Assets
Global Green Bond Fund
Natixis Target Retirement 2015 Fund	1.22%
Natixis Target Retirement 2020 Fund	1.37%
Natixis Target Retirement 2025 Fund	2.28%
Natixis Target Retirement 2030 Fund	4.01%
Natixis Target Retirement 2035 Fund	3.24%
Natixis Target Retirement 2040 Fund	3.32%
Natixis Target Retirement 2045 Fund	2.47%
Natixis Target Retirement 2050 Fund	1.62%
Natixis Target Retirement 2055 Fund	0.83%
Natixis Target Retirement 2060 Fund	0.70%
Natixis Target Retirement 2065 Fund	0.18%
21.24%
International Sustainable Equity Fund
Natixis Target Retirement 2015 Fund	0.78%
Natixis Target Retirement 2020 Fund	1.15%
Natixis Target Retirement 2025 Fund	2.50%
Natixis Target Retirement 2030 Fund	5.70%
Natixis Target Retirement 2035 Fund	7.04%
Natixis Target Retirement 2040 Fund	11.07%
Natixis Target Retirement 2045 Fund	11.57%
Natixis Target Retirement 2050 Fund	13.18%
Natixis Target Retirement 2055 Fund	11.11%
Natixis Target Retirement 2060 Fund	9.69%
Natixis Target Retirement 2065 Fund	2.48%
76.27%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Gateway Equity Call Premium Fund, Global Green Bond Fund, Global Sustainable Equity Fund and International Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2025, and is not subject to recovery under the expense limitation agreement described above.
For the year ended December 31, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Gateway Equity Call Premium Fund	$883
Global Green Bond Fund	1,039
Global Sustainable Equity Fund	6,399
International Sustainable Equity Fund	1,087
7.Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 56

Notes to Financial Statements (continued)
December 31, 2024
For the year ended December 31, 2024, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$486,666	$39,177	$10,218	$3,719,865
Gateway Equity Call Premium Fund	2,186	979	883	249,038
Global Green Bond Fund	4,849	—	1,039	23,371
Global Sustainable Equity Fund	33,958	10,975	6,399	754,691
International Sustainable Equity Fund	683	—	1,087	4,567
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9. Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended December 31, 2024, International Sustainable Equity Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,500,000 at a weighted average interest rate of 6.43%. Interest expense incurred on the line of credit was $536.
10.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Excise Tax Expense. During the year ended December 31, 2024, Global Green Bond Fund paid excise tax on undistributed income under IRC Section 4982 in the amount of $1,413. The custodian bank and Natixis Advisors have each reimbursed the Fund equally for the entire amount of the tax due. There is no impact to net expenses.
12.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	2	80.41%	—	80.41%
Global Green Bond Fund	3	43.55%	21.24%	64.79%
Global Sustainable Equity Fund	1	19.32%	—	19.32%
International Sustainable Equity Fund	1	15.88%	76.27%	92.15%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
57 |

Notes to Financial Statements (continued)
December 31, 2024
13.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,576,696	$69,548,416	2,250,045	$86,681,548
Issued in connection with the reinvestment of distributions	58,419	2,564,238	125,258	4,809,810
Redeemed	(6,035,730)	(257,747,798)	(7,534,909)	(286,159,321)
Net change	(4,400,615)	$(185,635,144)	(5,159,606)	$(194,667,963)
Class C
Issued from the sale of shares	84,400	$3,632,622	114,571	$4,344,276
Issued in connection with the reinvestment of distributions	256	10,729	895	32,579
Redeemed	(524,576)	(22,608,523)	(766,764)	(29,081,970)
Net change	(439,920)	$(18,965,172)	(651,298)	$(24,705,115)
Class N
Issued from the sale of shares	3,763,104	$162,450,789	8,389,514	$319,637,421
Issued in connection with the reinvestment of distributions	35,943	1,589,641	60,632	2,345,713
Redeemed	(8,173,779)	(353,071,886)	(5,712,741)	(218,129,967)
Net change	(4,374,732)	$(189,031,456)	2,737,405	$103,853,167
Class Y
Issued from the sale of shares	17,211,063	$750,512,214	20,635,979	$787,928,953
Issued in connection with the reinvestment of distributions	674,270	29,766,158	990,545	38,109,137
Redeemed	(21,428,839)	(930,654,495)	(37,090,574)	(1,407,466,641)
Net change	(3,543,506)	$(150,376,123)	(15,464,050)	$(581,428,551)
Decrease from capital share transactions	(12,758,773)	$(544,007,895)	(18,537,549)	$(696,948,462)
| 58

Notes to Financial Statements (continued)
December 31, 2024
13.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	103,516	$1,916,169	84,354	$1,368,426
Issued in connection with the reinvestment of distributions	617	11,678	798	12,817
Redeemed	(70,400)	(1,300,429)	(74,070)	(1,204,008)
Net change	33,733	$627,418	11,082	$177,235
Class C
Issued from the sale of shares	193	$3,831	4,953	$78,355
Issued in connection with the reinvestment of distributions	7	120	26	383
Redeemed	(13,640)	(262,536)	(3,155)	(49,339)
Net change	(13,440)	$(258,585)	1,824	$29,399
Class N
Issued from the sale of shares	1,017	$19,102	935	$15,187
Issued in connection with the reinvestment of distributions	125	2,378	152	2,435
Redeemed	(584)	(10,874)	(1,073)	(17,026)
Net change	558	$10,606	14	$596
Class Y
Issued from the sale of shares	4,159,405	$75,665,790	8,360,297	$130,743,512
Issued in connection with the reinvestment of distributions	42,938	813,128	50,292	810,357
Redeemed	(7,643,577)	(147,088,918)	(2,062,972)	(32,893,310)
Net change	(3,441,234)	$(70,610,000)	6,347,617	$98,660,559
Increase (decrease) from capital share transactions	(3,420,383)	$(70,230,561)	6,360,537	$98,867,789

	Year Ended December 31, 2024		Year Ended December 31, 2023
Global Green Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	163,849	$1,398,269	169,471	$1,388,780
Issued in connection with the reinvestment of distributions	13,659	116,788	12,026	102,943
Redeemed	(134,898)	(1,152,039)	(226,585)	(1,859,391)
Net change	42,610	$363,018	(45,088)	$(367,668)
Class N
Issued from the sale of shares	379,276	$3,269,275	284,123	$2,354,569
Issued in connection with the reinvestment of distributions	22,528	193,740	18,082	155,506
Redeemed	(253,383)	(2,197,874)	(128,179)	(1,053,990)
Net change	148,421	$1,265,141	174,026	$1,456,085
Class Y
Issued from the sale of shares	477,805	$4,101,843	887,228	$7,320,787
Issued in connection with the reinvestment of distributions	57,249	491,771	59,917	514,685
Redeemed	(884,996)	(7,614,542)	(915,050)	(7,572,748)
Net change	(349,942)	$(3,020,928)	32,095	$262,724
Increase (decrease) from capital share transactions	(158,911)	$(1,392,769)	161,033	$1,351,141
59 |

Notes to Financial Statements (continued)
December 31, 2024
13.Capital Shares (continued).

	Year Ended December 31, 2024		Year Ended December 31, 2023
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	346,835	$7,057,946	319,563	$5,279,594
Issued in connection with the reinvestment of distributions	17,273	348,216	3,686	64,954
Redeemed	(284,988)	(5,651,673)	(527,507)	(8,697,376)
Net change	79,120	$1,754,489	(204,258)	$(3,352,828)
Class C
Issued from the sale of shares	56,047	$1,087,371	47,265	$745,422
Issued in connection with the reinvestment of distributions	4,067	77,110	179	2,743
Redeemed	(197,333)	(3,746,752)	(202,619)	(3,155,603)
Net change	(137,219)	$(2,582,271)	(155,175)	$(2,407,438)
Class N
Issued from the sale of shares	3,114,854	$62,058,291	4,330,117	$73,586,288
Issued in connection with the reinvestment of distributions	279,043	5,681,367	85,975	1,543,909
Redeemed	(2,384,922)	(48,282,222)	(3,580,470)	(59,873,794)
Net change	1,008,975	$19,457,436	835,622	$15,256,403
Class Y
Issued from the sale of shares	5,492,547	$110,806,574	13,419,204	$222,142,090
Issued in connection with the reinvestment of distributions	489,377	9,961,894	208,375	3,736,457
Redeemed	(15,524,506)	(317,384,947)	(13,483,041)	(227,342,858)
Net change	(9,542,582)	$(196,616,479)	144,538	$(1,464,311)
Increase (decrease) from capital share transactions	(8,591,706)	$(177,986,825)	620,727	$8,031,826

	Year Ended December 31, 2024		Year Ended December 31, 2023
International Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,432	$105,042	19,700	$225,337
Issued in connection with the reinvestment of distributions	439	5,261	534	6,318
Redeemed	(25,875)	(321,929)	(38,003)	(432,287)
Net change	(17,004)	$(211,626)	(17,769)	$(200,632)
Class N
Issued from the sale of shares	328,094	$4,076,839	267,242	$3,026,216
Issued in connection with the reinvestment of distributions	17,491	210,183	11,672	138,982
Redeemed	(187,876)	(2,341,370)	(100,009)	(1,125,587)
Net change	157,709	$1,945,652	178,905	$2,039,611
Class Y
Issued from the sale of shares	97,983	$1,223,515	369,510	$4,224,686
Issued in connection with the reinvestment of distributions	1,229	14,759	1,027	12,197
Redeemed	(233,913)	(2,765,644)	(21,082)	(227,343)
Net change	(134,701)	$(1,527,370)	349,455	$4,009,540
Increase from capital share transactions	6,004	$206,656	510,591	$5,848,519
| 60

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Gateway Trust and Natixis Funds Trust I and Shareholders of Gateway Fund, Gateway Equity Call Premium Fund, Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, and Mirova International Sustainable Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Gateway Fund and Gateway Equity Call Premium Fund (constituting Gateway Trust), Mirova Global Green Bond Fund, Mirova Global Sustainable Equity Fund, and Mirova International Sustainable Equity Fund (three of the funds constituting Natixis Funds Trust I) (hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in Natixis Investment Company Complex since at least 1995. We have not been able to determine the specific year we began serving as auditor.
61 |

2024 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended December 31, 2024, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Gateway Fund	100.00%
Gateway Equity Call Premium Fund	100.00%
Global Sustainable Equity Fund	99.79%
Qualified Dividend Income. For the fiscal year ended December 31, 2024, a percentage of the ordinary income dividends paid by the Funds are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds paid a distribution during calendar year 2024, complete information will be reported in conjunction with Form 1099-DIV. These percentages are noted below:
Fund	Qualifying Percentage
Gateway Fund	100.00%
Gateway Equity Call Premium Fund	100.00%
Global Sustainable Equity Fund	100.00%
International Sustainable Equity Fund	100.00%
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended December 31, 2024.
Fund	Amount
Global Sustainable Equity Fund	$15,606,057
Foreign Tax Credit. For the year ended December 31, 2024, the Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to:
Fund	Foreign-Tax Credit Pass-Through	Foreign Source Income
International Sustainable Equity Fund	$22,424	$401,649
| 62

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
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Exp. 3/31/2026
LSAF58A-1224
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a)	(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)	(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.

(a)	(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a)	(3)(2)	Changes in the registrant’s independent public accountant. Not Applicable

(b)		Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)		Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	February 24, 2025

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	February 24, 2025